  As filed with the U.S. Securities and Exchange Commission on April 27, 2006

                           Registration No. 333-88748
                ----------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ------------------
                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO.7 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19 [X]

        John Hancock Life Insurance Company (U.S.A.) SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                 John Hancock Life Insurance Company (U.S.A.)
                              (Name of Depositor)

                              197 Clarendon Street
                               Boston, MA 02117
         (Complete address of depositor's principal executive offices)

                  Depositor's Telephone Number: 617-572-6000
                              ------------------
                             JAMES C. HOODLET, ESQ.
                 John Hancock Life Insurance Company (U.S.A.)
                             U.S. Protection - LAW
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                                Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-5208
                              ------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                         Prospectus dated May 1, 2006

                 John Hancock Life Insurance Company (U.S.A.)
                              Separate Account A

                                 VUL Protector
               A Flexible Premium Variable Life Insurance Policy

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Emerging Small Company
Small Cap
Small Cap Index

Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities

Financial Services
International Opportunities

International Small Cap
International Equity Index A
American International
International Value
International Core
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation

American Growth
U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core

Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities

Real Estate Securities
Small Cap Opportunities
Small Company Value
Special Value
Mid Cap Value
Value
All Cap Value
500 Index
500 Index B
Fundamental Value
U.S. Core
Large Cap
Quantitative Value

American Growth-Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
American Bond
Real Return Bond
Core Bond

Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive
Lifestyle Growth

Lifestyle Balanced
Lifestyle Moderate
Lifestyle Conservative

                            * * * * * * * * * * * *

   The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Protector 5/2006

                               TABLE OF CONTENTS

 SUMMARY OF BENEFITS AND RISKS.............................................  5
    Benefits...............................................................  5
    Risks..................................................................  5
 FEE TABLES................................................................  6
 TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS.................... 11
 POLICY SUMMARY............................................................ 17
    General................................................................ 17
    Death Benefits......................................................... 17
    Optional Term Rider.................................................... 17
    Return of Premium Rider................................................ 17
    Premiums............................................................... 17
    Policy Value........................................................... 17
    Policy Loans........................................................... 17
    Surrender and Partial Withdrawals...................................... 18
    Lapse and Reinstatement................................................ 18
    Charges and Deductions................................................. 18
    Investment Options and Investment Subadvisers.......................... 18
    Investment Management Fees and Expenses................................ 18
 GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE
   ACCOUNT................................................................. 19
    John Hancock USA....................................................... 19
    Ratings................................................................ 19
    The Separate Account................................................... 19
 ISSUING A POLICY.......................................................... 19
    Requirements........................................................... 19
    Minimum Initial Face Amount............................................ 20
    Backdating a Policy.................................................... 20
    Temporary Insurance Agreement.......................................... 20
    Right to Examine the Policy............................................ 20
    Life Insurance Qualification........................................... 21
 DEATH BENEFITS............................................................ 21
    Death Benefit Options.................................................. 22
    Changing the Death Benefit Option...................................... 22
    Changing the Face Amount............................................... 22
 PREMIUM PAYMENTS.......................................................... 23
    Initial Premiums....................................................... 23
    Subsequent Premiums.................................................... 23
    Maximum Premium Limitation............................................. 24
    Premium Allocation..................................................... 24
 CHARGES AND DEDUCTIONS.................................................... 24
    Premium Charge......................................................... 24
    Surrender Charges...................................................... 24
    Monthly Charges........................................................ 26
    Charges for Transfers.................................................. 28
    Investment Management Fees and Expenses................................ 28
    Reduction in Charges................................................... 28
 SPECIAL PROVISIONS FOR EXCHANGES.......................................... 28
 COMPANY TAX CONSIDERATIONS................................................ 28

 POLICY VALUE.............................................................. 28
    Determination of the Policy Value...................................... 28
    Units and Unit Values.................................................. 29
    Transfers of Policy Value.............................................. 29
 POLICY LOANS.............................................................. 31
    Effect of Policy Loans................................................. 31
    Interest Charged on Policy Loans....................................... 31
    Loan Account........................................................... 31
 POLICY SURRENDER AND PARTIAL WITHDRAWALS.................................. 32
    Policy Surrender....................................................... 32
    Partial Withdrawals.................................................... 32
 LAPSE AND REINSTATEMENT................................................... 33
    Lapse.................................................................. 33
    No-Lapse Guarantee..................................................... 33
    Reinstatement.......................................................... 34
 THE GENERAL ACCOUNT....................................................... 34
    Fixed Account.......................................................... 34
 OTHER PROVISIONS OF THE POLICY............................................ 35
    Return of Premium Death Benefit Rider.................................. 35
    Policy owner Rights.................................................... 36
    Beneficiary............................................................ 36
    Incontestability....................................................... 36
    Misstatement of Age or Sex............................................. 36
    Suicide Exclusion...................................................... 36
    Supplementary Benefits................................................. 37
 TAX TREATMENT OF THE POLICY............................................... 37
    Life Insurance Qualification...........................................
    Tax Treatment of Policy Benefits.......................................
    Alternative Minimum Tax................................................
    Income Tax Reporting...................................................
 OTHER INFORMATION......................................................... 41
    Payment of Proceeds.................................................... 41
    Reports to Policy owners............................................... 41
    Distribution of the Policies........................................... 41
    Responsibilities of John Hancock USA................................... 42
    Voting Rights.......................................................... 42
    Substitution of Portfolio Shares....................................... 43
    Records and Accounts................................................... 43
    State Regulation....................................................... 43
    Financial Statements................................................... 43
    Further Information.................................................... 43
    Optional Benefits...................................................... 44
    Additional Information for Owners of Policies Issued in Maryland....... 44
 APPENDIX A: DEFINITIONS................................................... 45

   This prospectus does not constitute an offering in any jurisdiction where it would not be lawful. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.

   The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

   Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus.

                         SUMMARY OF BENEFITS AND RISKS

Benefits

   Some of the benefits of purchasing the policy are described below.

   Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured person. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

   Access To Your Policy Values. Your Variable life insurance policy offers access to your policy value through policy loans, policy surrender and partial withdrawal. There are limitations to partial withdrawals, details of which may be found in this prospectus under "Policy Surrender and Partial Withdrawals."

   Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, policy value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy does not generate a taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

   Investment Options. In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your policy value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.

   Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

   Some of the risks of purchasing the policy are described below.

   Fluctuating Investment Performance. Policy values invested in a sub-account are not guaranteed and policy values increase and decrease according to investment performance. You assume the investment risk of policy values allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the portfolio prospectuses. You should review the prospectuses carefully before allocating policy values to any sub-accounts.

   Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. The policy is not designed to serve as a vehicle for frequent trading.

   Policy Lapse. Sufficient premiums must be paid to keep the policy in force. There is a risk of lapse if the policy value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if excessive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the policy may be treated as ordinary income subject to tax. Withdrawals reduce your policy value and increase the risk of lapse.

   Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

   Adverse Consequences of Early Surrender. Surrender charges will be assessed if you surrender your policy in the first 10 years from the purchase of the policy or an increase in Face Amount. Depending on the amount of premium paid and the policy value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered.

   Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

                                  FEE TABLES

   The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places, as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

                               Transaction Fees
----------------------------------------------------------------------------
                                 When Charge
          Charge                 is Deducted            Amount Deducted
---------------------------  -------------------  ----------------------------
Maximum Sales Charge         Upon receipt of      10% of each premium paid
Imposed on Premium (Load)    premium              during the first 5 Policy
                                                  Years*

Maximum Surrender Charge     Upon withdrawal,     The maximum Surrender Charge
(Load)                       surrender or         for any Policy per $1000 of
                             Policy lapse         Face Amount is $58.20**

Transfer Fees                Upon transfer        $25 (only applies to
                                                  transfers in excess of 12 in
                                                  a Policy Year)

Dollar Cost Averaging        Upon transfer        Guaranteed             $ 5.00
                                                  Current                $ 0.00

Asset Allocation Balancer    Upon transfer        Guaranteed             $15.00
                                                  Current                $ 0.00
--------
*   2% thereafter (on a non-guaranteed basis in the State of New Jersey)
** A Surrender Charge is applicable for 10 Policy Years from the Policy Date or an increase in Face Amount and is based on the Face Amount of the Policy.

   The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the policy. These fees and expenses do not include the fees and expenses of the portfolios, which are the underlying variable investment options for your policy.

                  Charges Other Than Those of the Portfolios
----------------------------------------------------------------------------
                     When Charge
      Charge         is Deducted     Amount Deducted
-------------------  ----------- ------------------------
Cost of Insurance*    Monthly    Minimum and Maximum       The possible range
                                 Charge                    of the cost of
                                                           insurance is from
                                                           $0.00 to $83.33 per
                                                           $1,000 of the net
                                                           amount at risk.

                                 Charge for a              $0.40 per $1,000 of
                                 Representative            the net amount at
                                 Policyowner (a 55 year    risk
                                 old preferred
                                 non-smoking male)

Cost of Insurance     Monthly    Minimum and Maximum       The possible range
(Contracts with                  Charge                    of the cost of
Optional Term                                              insurance is from
Rider*)                                                    $0.00 to $83.33 per
                                                           $1,000 of the net
                                                           amount at risk

                                 Charge for a              $0.20 per $1000 of
                                 Representative            the net amount at
                                 Policyowner (a 55 year    risk
                                 old preferred non
                                 smoking male)

Cost of              Monthly    Minimum and Maximum Charge The possible range
Insurance(Contracts                                        of the cost of
with Return of                                             insurance is from
Premium Rider*)                                            $0.00 to $83.33 per
                                                           $1,000 of the net
                                                           amount at risk

                                Charge for a               $0.40 per $1,000 of
                                Representative             the net amount at
                                Policyowner (a 55 year     risk
                                old preferred non-smoking
                                male)

Mortality and        Monthly    In Policy Years 1-15 the
Expense Risks Charge            charge is 0.10% monthly**

Administration Fees  Monthly    $15 per Policy Month in
                                each Policy Year

Loan Interest Rate   Annually   1.25%***
(Net)
--------
* The cost of insurance (including the charge for the Return of Premium Rider) varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. Information regarding your individual cost of insurance charges may be found in your policy.
**  Thereafter the charge is 0.03% monthly.
*** First 10 Policy Years. 0% Policy Years 11 and after on a current basis.

   The next table describes the minimum and maximum annual operating expenses of the portfolios that you will pay during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios, as a percentage of the portfolio's average net assets for 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolios.

                  Annual Operating Expense of the Portfolios
              (Expenses that are Deducted from Portfolio Assets)
------------------------------------------------------------------------------
                                                                Minimum Maximum
                                                                ------- -------
Expenses that are deducted from the portfolio assets,
  including advisory fees, Rule 12b-1 fees and other expenses..  0.50%   1.53%

   The next table describes the fees and expenses for each of the portfolios. Except as indicated in the footnotes at the end of the table, the expenses are expressed as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2005. More detail concerning each portfolio's fees and expenses is contained in the prosepctus for the portfolio.

Portfolio Annual Expenses
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)

                                        Management  12b-1  Other   Total Annual
Portfolios                                 Fees     Fees  Expenses   Expenses
----------                              ----------  ----- -------- ------------
Science & Technology...................    1.05%/A/ 0.05%   0.07%      1.17%
Pacific Rim............................    0.80%    0.05%   0.24%      1.09%
Health Sciences........................    1.05%/A/ 0.05%   0.12%      1.22%
Emerging Growth........................    0.80%    0.05%   0.08%      0.93%
Emerging Small Company.................    0.97%    0.05%   0.07%      1.09%
Small Cap/B/...........................    0.85%    0.05%   0.03%      0.93%
Small Cap Index........................    0.49%    0.05%   0.04%      0.58%
Dynamic Growth.........................    0.95%    0.05%   0.07%      1.07%
Mid Cap Stock..........................    0.84%    0.05%   0.08%      0.97%
Natural Resources......................    1.00%    0.05%   0.07%      1.12%
All Cap Growth.........................    0.85%    0.05%   0.06%      0.96%
Strategic Opportunities................    0.80%    0.05%   0.08%      0.93%
Financial Services.....................    0.82%/C/ 0.05%   0.09%      0.96%
International Opportunities............    0.90%    0.05%   0.06%      1.01%
International Small Cap................    0.92%    0.05%   0.21%      1.18%

                                    Management  12b-1   Other      Total Annual
Portfolios                             Fees     Fees   Expenses      Expenses
----------                          ----------  ----- --------     ------------
International Equity Index A/B/D/..    0.54%    0.05%    0.09%         0.68%
American International/E/..........    0.52%    0.60%    0.08%         1.20%
International Value................    0.82%/F/ 0.05%    0.19%         1.06%
International Core.................    0.89%    0.05%    0.07%         1.01%
Quantitative Mid Cap...............    0.74%    0.05%    0.10%         0.89%
Mid Cap Index......................    0.49%    0.05%    0.04%         0.58%
Mid Cap Core.......................    0.87%    0.05%    0.08%         1.00%
Global.............................    0.82%/F/ 0.05%    0.16%         1.03%
Capital Appreciation...............    0.81%    0.05%    0.05%         0.91%
American Growth/E/.................    0.33%    0.60%    0.04%         0.97%
U.S. Global Leaders Growth.........    0.70%    0.05%    0.06%         0.81%
Quantitative All Cap...............    0.71%    0.05%    0.06%         0.82%
All Cap Core.......................    0.80%    0.05%    0.07%         0.92%
Total Stock Market Index...........    0.49%    0.05%    0.04%         0.58%
Blue Chip Growth...................    0.81%/A/ 0.05%    0.07%         0.93%
U.S. Large Cap.....................    0.83%    0.05%    0.06%         0.94%
Core Equity........................    0.79%    0.05%    0.06%         0.90%
Strategic Value....................    0.85%    0.05%    0.08%         0.98%
Large Cap Value....................    0.84%    0.05%    0.08%         0.97%
Classic Value......................    0.80%    0.05%    0.24%         1.09%
Utilities..........................    0.85%    0.05%    0.19%         1.09%
Real Estate Securities.............    0.70%    0.05%    0.06%         0.81%
Small Cap Opportunities............    0.99%    0.05%    0.08%         1.12%
Small Company Value/D/.............    1.03%/A/ 0.05%    0.05%         1.13%
Special Value......................    1.00%    0.05%    0.21%         1.26%
Mid Cap Value......................    0.85%    0.05%    0.05%         0.95%
Value..............................    0.74%    0.05%    0.06%         0.85%
All Cap Value......................    0.83%    0.05%    0.07%         0.95%
500 Index..........................    0.46%    0.05%    0.05%         0.56%
500 Index B/B/D/H/.................    0.47%     N/A     0.03%         0.50%
Fundamental Value..................    0.77%/C/ 0.05%    0.05%         0.87%
U.S. Core..........................    0.76%    0.05%    0.05%         0.86%
Large Cap/B/.......................    0.84%    0.05%    0.05%         0.94%
Quantitative Value.................    0.70%    0.05%    0.06%         0.81%
American Growth-Income/E/..........    0.28%    0.60%    0.05%         0.93%
Equity-Income......................    0.81%/A/ 0.05%    0.05%         0.91%
American Blue Chip Income and
  Growth/E/........................    0.44%    0.60%    0.04%         1.08%
Income & Value.....................    0.79%    0.05%    0.08%         0.92%
PIMCO VIT All Asset................    0.20%    0.25%    1.08/F/       1.53%
Global Allocation..................    0.85%    0.05%    0.19%         1.09%
High Yield.........................    0.66%    0.05%    0.07%         0.78%
U.S. High Yield Bond/B/D//.........    0.74%    0.05%    0.21%         1.00%
Strategic Bond.....................    0.67%    0.05%    0.08%         0.80%
Strategic Income...................    0.73%    0.05%    0.30%         1.08%
Global Bond........................    0.70%    0.05%    0.12%         0.87%
Investment Quality Bond............    0.60%    0.05%    0.09%         0.74%
Total Return.......................    0.70%    0.05%    0.07%         0.82%
American Bond/E/...................    0.43%    0.60%    0.04%         1.07%
Real Return Bond...................    0.70%    0.05%    0.07%         0.82%
Core Bond/B/.......................    0.67%    0.05%    0.07%         0.79%
Active Bond/B/.....................    0.60%    0.05%    0.07%         0.72%
U.S. Government Securities.........    0.59%    0.05%    0.07%         0.71%
Money Market/B/D/..................    0.49%     N/A     0.04%         0.53%

                                       Management 12b-1  Other     Total Annual
Portfolios                                Fees    Fees  Expenses     Expenses
----------                             ---------- ----- --------   ------------
Lifestyle Aggressive..................    0.05%   0.05%   0.95%/G/     1.05%
Lifestyle Growth......................    0.05%   0.05%   0.89%/G/     0.99%
Lifestyle Balanced....................    0.05%   0.05%   0.86%/G/     0.96%
Lifestyle Moderate....................    0.05%   0.05%   0.81%/G/     0.91%
Lifestyle Conservative................    0.05%   0.05%   0.78%/G/     0.88%
--------
A The adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

   The percentage fee reduction is as follows:

   Combined Average Daily Net Assets of the T. Rowe
   Portfolios                                              Fee Reduction
   ------------------------------------------------   -----------------------
                                                      (As a Percentage of the
                                                          Management Fee)
   First $750 million................................          0.00%
   Over $750 million.................................           5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

   Combined Average Daily Net Assets of the T. Rowe
   Portfolios                                              Fee Reduction
   ------------------------------------------------   -----------------------
                                                      (As a Percentage of the
                                                          Management Fee)
   First $750 million................................          0.00%
   Next $750 million.................................           5.0%
   Excess over $1.5 billion..........................           7.5%

This voluntary fee waiver may be terminated at any time by the adviser.

/B/   Commenced operations April 29, 2005
/C/ For the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.

                                                 Between $50
                                        First    Million and  Excess Over
      Portfolio                      $50 Million $500 Million $500 Million
      ---------                      ----------- ------------ ------------
      Financial Services............    0.85%        0.80%        0.75%
      Fundamental Value.............    0.85%        0.80%        0.75%

Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:

  Financial Services.................................................... 0.82%
  Fundamental Value..................................................... 0.77%

/D/   Based on estimates for the current fiscal year.
/E/ Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended
      December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment advisory fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%.
/F/ "Other Expenses" for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the portfolio's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.
/G/ Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, the American Bond, and the American Growth-Income portfolios (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50 % to 1.53%.
/H/ The adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund's "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock USA or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the management fee shown for the 500 Index Trust B, Bond Index Trust B, International Equity Index Trust B and Money Market Trust B would be 0.22%, 0.22%, 0.30% and 0.24%, respectively, and the Total Fund Annual Expenses shown would be 0.25%, 0.25%, 0.34% and 0.28%, respectively.

            TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

   When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

   The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

   The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds," which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

   The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

   The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

   The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

   The portfolios available under the policies are as follows:

Portfolio          Portfolio Manager           Investment Description
---------          ------------------  ---------------------------------------
Science &          T. Rowe Price       Seeks long-term growth of capital by
Technology         Associates, Inc.    investing, under normal market
                                       conditions, at least 80% of its net
                                       assets (plus any borrowings for
                                       investment purposes) in common stocks
                                       of companies expected to benefit from
                                       the development, advancement, and use
                                       of science and technology. Current
                                       income is incidental to the portfolio's
                                       objective.

Pacific Rim        MFC Global          Seeks long-term growth of capital by
                   Investment          investing in a diversified portfolio
                   Management          that is comprised primarily of common
                   (U.S.A.) Limited    stocks and equity-related securities of
                                       corporations domiciled in countries in
                                       the Pacific Rim region.



Health Sciences    T. Rowe Price       Seeks long-term capital appreciation by
                   Associates, Inc.    investing, under normal market
                                       conditions, at least 80% of its net
                                       assets (plus any borrowings for
                                       investment purposes) in common stocks
                                       of companies engaged in the research,
                                       development, production, or
                                       distribution of products or services
                                       related to health care, medicine, or
                                       the life sciences.

Emerging Growth    MFC Global          Seeks superior long-term rates of
                   Investment          return through capital appreciation by
                   Management          investing, under normal circumstances,
                   (U.S.A.) Limited    primarily in high quality securities
                                       and convertible instruments of
                                       small-cap U.S. companies.


Emerging Small     Franklin Advisers,  Seeks long-term growth of capital by
Company            Inc.                investing, under normal market
                                       conditions, at least 80% of its net
                                       assets (plus any borrowings for
                                       investment purposes) in common stock
                                       equity securities of companies with
                                       market capitalizations that
                                       approximately match the range of
                                       capitalization of the Russell 2000
                                       Growth Index* at the time of purchase.


Small Cap          Independence        Seeks maximum capital appreciation
                   Investment LLC      consistent with reasonable risk to
                                       principal by investing, under normal
                                       market conditions, at least 80% of its
                                       net assets in equity securities of
                                       companies whose market capitalization
                                       is under $2 billion.


Small Cap Index    MFC Global          Seeks to approximate the aggregate
                   Investment          total return of a small cap U.S.
                   Management          domestic equity market index by
                   (U.S.A.) Limited    attempting to track the performance of
                                       the Russell 2000 Index.*


Dynamic Growth     Deutsche Asset      Seeks long-term growth of capital by
                   Management Inc.     investing in stocks and other equity
                                       securities of medium-sized U.S.
                                       companies with strong growth potential.


Mid Cap Stock      Wellington          Seeks long-term growth of capital by
                   Management          investing primarily in equity
                   Company, LLP        securities of mid-size companies with
                                       significant capital appreciation
                                       potential.


Natural Resources  Wellington          Seeks long-term total return by
                   Management          investing, under normal market
                   Company, LLP        conditions, primarily in equity and
                                       equity-related securities of natural
                                       resource-related companies worldwide.



All Cap Growth     AIM Capital         Seeks long-term capital appreciation by
                   Management, Inc.    investing the portfolio's assets, under
                                       normal market conditions, principally
                                       in common stocks of companies that are
                                       likely to benefit from new or
                                       innovative products, services or
                                       processes, as well as those that have
                                       experienced above average, long-term
                                       growth in earnings and have excellent
                                       prospects for future growth.


Strategic          Fidelity            Seeks growth of capital by investing
Opportunities      Management &        primarily in common stocks. Investments
                   Research Company    may include securities of domestic and
                                       foreign issuers, and growth or value
                                       stocks or a combination of both.


Financial Services Davis Advisors      Seeks growth of capital by investing
                                       primarily in common stocks of financial
                                       companies. During normal market
                                       conditions, at least 80% of the
                                       portfolio's net assets (plus any
                                       borrowings for investment purposes) are
                                       invested in companies that are
                                       principally engaged in financial
                                       services. A company is "principally
                                       engaged" in financial services if it
                                       owns financial services-related assets
                                       constituting at least 50% of the value
                                       of its total assets, or if at least 50%
                                       of its revenues are derived from its
                                       provision of financial services.

International      Marisco Capital     Seeks long-term growth of capital by
Opportunities      Management, LLC     investing, under normal market
                                       conditions, at least 65% of its assets
                                       in common stocks of foreign companies
                                       that are selected for their long-term
                                       growth potential. The portfolio may
                                       invest in companies of any size
                                       throughout the world. The portfolio
                                       normally invests in issuers from at
                                       least three different countries not
                                       including the U.S. The portfolio may
                                       invest in common stocks of companies
                                       operating in emerging markets.


International      Templeton           Seeks capital appreciation by investing
Small Cap          Investment          primarily in the common stock of
                   Counsel, Inc.       companies located outside the U.S.
                                       which have total stock market
                                       capitalization or annual revenues of
                                       $1.5 billion or less.


International      SSgA Funds          Seeks to track the performance of
Equity Index A     Management, Inc.    broad-based equity indices of foreign
                                       companies in developed and emerging
                                       markets by attempting to track the
                                       performance of the MSCI All Country
                                       World ex-US Index*. (Series I shares
                                       are available for sale to contracts
                                       purchased prior to May 13, 2002; Series
                                       II shares are available for sale to
                                       contracts purchased on or after May 13,
                                       2002.)

American             Capital Research     Invests all of its assets in Class 2
International        Management Company   shares of the International Fund, a
                                          series of American Fund Insurance
                                          Series. The International Fund
                                          invests primarily in common stocks
                                          of companies located outside the
                                          United States.

International Value  Templeton            Seeks long-term growth of capital by
                     Investment Counsel,  investing, under normal market
                     Inc.                 conditions, primarily in equity
                                          securities of companies located
                                          outside the U.S., including emerging
                                          markets.


International Core   Grantham, Mayo, Van  Seeks to outperform the MSCI EAFA
                     Otterloo & Co. LLC   Index* by investing typically in a
                                          diversified portfolio of equity
                                          investments from developed markets
                                          other than the U.S.

Quantitative Mid Cap MFC Global           Seeks long-term growth of capital by
                     Investment           investing, under normal market
                     Management (U.S.A.)  conditions, at least 80% of its
                     Limited              total assets (plus any borrowings
                                          for investment purposes) in U.S.
                                          mid-cap stocks, convertible
                                          preferred stocks, convertible bonds
                                          and warrants.


Mid Cap Index        MFC Global           Seeks to approximate the aggregate
                     Investment           total return of a mid-cap U.S.
                     Management (U.S.A.)  domestic equity market index by
                     Limited              attempting to track the performance
                                          of the S&P Mid Cap 400 Index*.



Mid Cap Core         AIM Capital          Seeks long-term growth of capital by
                     Management, Inc.     investing, under normal market
                                          conditions, at least 80% of its
                                          assets in equity securities,
                                          including convertible securities, of
                                          mid-capitalization companies.


Global               Templeton Global     Seeks long-term capital appreciation
                     Advisors Limited     by investing, under normal market
                                          conditions, at least 80% of its net
                                          assets (plus any borrowings for
                                          investment purposes) in equity
                                          securities of companies located
                                          anywhere in the world, including
                                          emerging markets.

Capital Appreciation Jennison Associates  Seeks long-term capital growth by
                     LLC investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                          These companies are generally
                                          medium-to-large capitalization
                                          companies.

American Growth      Capital Research     Invests all of its assets in Class 2
                     Management Company   shares of the Growth Fund, a series
                                          of American Fund Insurance Series.
                                          The Growth Fund invests primarily in
                                          common stocks of companies that
                                          appear to offer superior
                                          opportunities for growth of capital.

U.S. Global Leaders  Sustainable Growth   Seeks long-term growth of capital by
Growth               Advisers, L.P.       investing, under normal market
                                          conditions, primarily in common
                                          stocks of "U.S. Global Leaders."


Quantitative All Cap MFC Global           Seeks long-term growth of capital by
                     Investment           investing, under normal
                     Management (U.S.A.)  circumstances, primarily in equity
                     Limited              securities of U.S. companies. The
                                          portfolio will generally focus on
                                          equity securities of U.S. companies
                                          across the three market
                                          capitalization ranges of large, mid
                                          and small.


All Cap Core         Deutsche Asset       Seeks long-term growth of capital by
                     Management Inc.      investing primarily in common stocks
                                          and other equity securities within
                                          all asset classes (small, mid and
                                          large cap) primarily those within
                                          the Russell 3000 Index*.


Total Stock Market   MFC Global           Seeks to approximate the aggregate
Index                Investment           total return of a broad U.S.
                     Management (U.S.A.)  domestic equity market index by
                     Limited              attempting to track the performance
                                          of the Wilshire 5000 Equity Index*.



Blue Chip Growth     T. Rowe Price        Seeks to achieve long-term growth of
                     Associates, Inc.     capital (current income is a
                                          secondary objective) by investing,
                                          under normal market conditions, at
                                          least 80% of the portfolio's total
                                          assets in the common stocks of large
                                          and medium-sized blue chip growth
                                          companies. Many of the stocks in the
                                          portfolio are expected to pay
                                          dividends.

U.S. Large Cap       Capital Guardian     Seeks long-term growth of capital
                     Trust Company        and income by investing the
                                          portfolio's assets, under normal
                                          market conditions, primarily in
                                          equity and equity-related securities
                                          of companies with market
                                          capitalization greater than $500
                                          million.

Core Equity          Legg Mason Funds     Seeks long-term capital growth by
                     Management, Inc.     investing, under normal market
                                          conditions, primarily in equity
                                          securities that, in the subadviser's
                                          opinion, offer the potential for
                                          capital growth. The subadviser seeks
                                          to purchase securities at large
                                          discounts to the subadviser's
                                          assessment of their intrinsic value.

Strategic Value      Massachusetts        Seeks capital appreciation by
                     Financial Services   investing, under normal market
                     Company              conditions, at least 65% of its net
                                          assets in common stocks and related
                                          securities of companies which the
                                          subadviser believes are undervalued
                                          in the market relative to their long
                                          term potential.

Large Cap Value      Mercury Advisors     Seeks long-term growth of capital by
                                          investing, under normal market
                                          conditions, primarily in a
                                          diversified portfolio of equity
                                          securities of large cap companies
                                          located in the U.S.

Classic Value        Pzena Investment     Seeks long-term growth of capital by
                     Management, LLC      investing, under normal market
                                          conditions, at least 80% of its net
                                          assets in domestic equity securities.


Utilities            Massachusetts        Seeks capital growth and current
                     Financial Services   income (income above that available
                     Company              from a portfolio invested entirely
                                          in equity securities) by investing,
                                          under normal market conditions, at
                                          least 80% of the portfolio's net
                                          assets (plus any borrowings for
                                          investment purposes) in equity and
                                          debt securities of domestic and
                                          foreign companies in the utilities
                                          industry.

Real Estate          Deutsche Asset       Seeks to achieve a combination of
Securities           Management Inc.      long-term capital appreciation and
                                          current income by investing, under
                                          normal market conditions, at least
                                          80% of its net assets (plus any
                                          borrowings for investment purposes)
                                          in equity securities of real estate
                                          investment trusts ("REITS") and real
                                          estate companies.

Small Cap            Munder Capital       Seeks long-term capital appreciation
Opportunities        Management           by investing, under normal
                                          circumstances, at least 80% of its
                                          assets in equity securities of
                                          companies with market
                                          capitalizations within the range of
                                          the companies in the Russell 2000
                                          Index*.

Small Company Value  T. Rowe Price        Seeks long-term growth of capital by
                     Associates, Inc.     investing, under normal market
                                          conditions, primarily in small
                                          companies whose common stocks are
                                          believed to be undervalued. Under
                                          normal market conditions, the
                                          portfolio will invest at least 80%
                                          of its net assets (plus any
                                          borrowings for investment purposes)
                                          in companies with a market
                                          capitalization that do not exceed
                                          the maximum market capitalization of
                                          any security in the Russell 2000
                                          Index* at the time of purchase.

Special Value        Salomon Brothers     Seeks long-term capital growth by
(only Series II      Asset Management     investing, under normal
available)           Inc.                 circumstances, at least 80% of its
                                          net assets in common stocks and
                                          other equity securities of companies
                                          whose market capitalization at the
                                          time of investment is no greater
                                          than the market capitalization of
                                          companies in the Russell 2000 Value
                                          Index*.

Mid Cap Value        Lord, Abbett & Co    Seeks capital appreciation by
                                          investing, under normal market
                                          conditions, at least 80% of the
                                          portfolio's net assets (plus any
                                          borrowings for investment purposes)
                                          in mid-sized companies, with market
                                          capitalization of roughly $500
                                          million to $10 billion.

Value                Van Kampen           Seeks to realize an above-average
                                          total return over a market cycle of
                                          three to five years, consistent with
                                          reasonable risk, by investing
                                          primarily in equity securities of
                                          companies with capitalizations
                                          similar to the market capitalization
                                          of companies in the Russell Midcap
                                          Value Index*.

All Cap Value        Lord, Abbett & Co    Seeks capital appreciation by
                                          investing in equity securities of
                                          U.S. and multinational companies in
                                          all capitalization ranges that the
                                          subadviser believes are undervalued.

500 Index            MFC Global           Seeks to approximate the aggregate
                     Investment           total return of a broad U.S.
                     Management (U.S.A.)  domestic equity market index by
                     Limited              attempting to track the performance
                                          of the S&P 500 Composite Stock Price
                                          Index*.


500 Index B          MFC Global           Seeks to approximate the aggregate
                     Investment           total return of a broad U.S.
                     Management (U.S.A.)  domestic equity market index
                     Limited              investing, under normal market
                                          conditions, at least 80% of its net
                                          assets (plus any borrowings for
                                          investment purposes) in (a) the
                                          common stocks that are included in
                                          the S&P 500 Index* and (b)
                                          securities (which may or may not be
                                          included in the S&P 500 Index) that
                                          MFC Global (U.S.A.) believes as a
                                          group will behave in a manner
                                          similar to the index.

Fundamental Value    Davis Advisors       Seeks growth of capital by
                                          investing, under normal market
                                          conditions, primarily in common
                                          stocks of U.S. companies with market
                                          capitalizations of at least $5
                                          billion that the subadviser believes
                                          are undervalued. The portfolio may
                                          also invest in U.S. companies with
                                          smaller capitalizations.

U.S. Core            Grantham, Mayo, Van  Seeks long-term growth of capital
                     Otterloo & Co. LLC   and income, consistent with prudent
                                          investment risk, by investing
                                          primarily in a diversified portfolio
                                          of common stocks of U.S. issuers
                                          which the subadviser believes are of
                                          high quality.

Large Cap            UBS Global Asset     Seeks to maximize total return,
                     Management           consisting of capital appreciation
                                          and current income by investing,
                                          under normal circumstances, at least
                                          80% of its net assets (plus
                                          borrowings for investment purposes,
                                          if any) in equity securities of U.S.
                                          large capitalization companies.

Quantitative Value   MFC Global           Seeks long-term capital appreciation
                     Investment           by investing primarily in large-cap
                     Management (U.S.A.)  U.S. securities with the potential
                     Limited              for long-term growth of capital.



American             Capital Research     Invests all of its assets in Class 2
Growth-Income        Management Company   shares of the Growth-Income Fund, a
                                          series of American Fund Insurance
                                          Series. The Growth-Income Fund
                                          invests primarily in common stocks
                                          or other securities which
                                          demonstrate the potential for
                                          appreciation and/or dividends.

Equity-Income        T. Rowe Price        Seeks to provide substantial
                     Associates, Inc.     dividend income and also long-term
                                          capital appreciation by investing
                                          primarily in dividend-paying common
                                          stocks, particularly of established
                                          companies with favorable prospects
                                          for both increasing dividends and
                                          capital appreciation.

American Blue Chip   Capital Research     Invests all of its assets in Class 2
Income and Growth    Management Company   shares of the Blue Chip Income and
                                          Growth Fund, a series of American
                                          Fund Insurance Series. The Blue Chip
                                          Income and Growth Fund invests
                                          primarily in common stocks of
                                          larger, more established companies
                                          based in the U.S. with market
                                          capitalizations of $4 billion and
                                          above.

Income & Value       Capital Guardian     Seeks the balanced accomplishment of
                     Trust Company        (a) conservation of principal and
                                          (b) long-term growth of capital and
                                          income by investing the portfolio's
                                          assets in both equity and
                                          fixed-income securities. The
                                          subadviser has full discretion to
                                          determine the allocation between
                                          equity and fixed income securities.

PIMCO VIT All Asset  Pacific Investment   The portfolio invests primarily in a
Portfolio            Management Company   diversified mix of: (a) common
(a series of the                          stocks of large and mid sized U.S.
PIMCO Variable                            companies, and (b) bonds with an
Insurance Trust)                          overall intermediate term average
(only Class M is                          maturity.
available for sale)



Global Allocation    UBS Global Asset     Seeks total return, consisting of
                     Management           long-term capital appreciation and
                                          current income, by investing in
                                          equity and fixed income securities
                                          of issuers located within and
                                          outside the U.S.

High Yield           Salomon Brothers     Seeks to realize an above-average
                     Asset Management     total return over a market cycle of
                     Inc.                 three to five years, consistent with
                                          reasonable risk, by investing
                                          primarily in high yield debt
                                          securities, including corporate
                                          bonds and other fixed-income
                                          securities.

U.S. High Yield Bond Wells Fargo Fund     Seeks total return with a high level
                     Management, LLC      of current income by investing,
                                          under normal market conditions,
                                          primarily in below investment-grade
                                          debt securities (sometimes referred
                                          to as "junk bonds" or high yield
                                          securities). The portfolio also
                                          invests in corporate debt securities
                                          and may buy preferred and other
                                          convertible securities and bank
                                          loans.

Strategic Bond       Salomon Brothers     Seeks a high level of total return
                     Asset Management     consistent with preservation of
                     Inc.                 capital by giving its subadviser
                                          broad discretion to deploy the
                                          portfolio's assets among certain
                                          segments of the fixed income market
                                          as the subadviser believes will best
                                          contribute to achievement of the
                                          portfolio's investment objective.


Strategic Income     Sovereign Asset      Seeks a high level of current income
                     Management, LLC      by investing, under normal market
                                          conditions, primarily in foreign
                                          government and corporate debt
                                          securities from developed and
                                          emerging markets; U.S. Government
                                          and agency securities; and U.S. high
                                          yield bonds.

Global Bond          Pacific Investment   Seeks to realize maximum total
                     Management Company   return, consistent with preservation
                                          of capital and prudent investment
                                          management, by investing the
                                          portfolio's assets primarily in
                                          fixed income securities denominated
                                          in major foreign currencies, baskets
                                          of foreign currencies (such as the
                                          ECU), and the U.S. dollar.

Investment Quality   Wellington           Seeks a high level of current income
Bond                 Management Company,  consistent with the maintenance of
                     LLP                  principal and liquidity, by
                                          investing in a diversified portfolio
                                          of investment grade bonds.
                                          Investments will tend to focus on
                                          corporate bonds and U.S. Government
                                          bonds with intermediate to longer
                                          term maturities. The portfolio may
                                          also invest up to 20% of its assets
                                          in non-investment grade fixed income
                                          securities.

Total Return         Pacific Investment   Seeks to realize maximum total
                     Management Company   return, consistent with preservation
                                          of capital and prudent investment
                                          management, by investing, under
                                          normal market conditions, at least
                                          65% of the portfolio's assets in a
                                          diversified portfolio of fixed
                                          income securities of varying
                                          maturities. The average portfolio
                                          duration will normally vary within a
                                          three-to six-year time frame based
                                          on the subadviser's forecast for
                                          interest rates.

American Bond        Capital Research     Seeks to maximize current income and
                     Management Co LLC    preserve capital.


Real Return Bond     Pacific Investment   Seeks maximum return, consistent
                     Management Company   with preservation of capital and
                                          prudent investment management, by
                                          investing, under normal market
                                          conditions, at least 80% of its net
                                          assets in inflation-indexed bonds of
                                          varying maturities issued by the
                                          U.S. and non-U.S. governments and by
                                          corporations.

Core Bond            Wells Fargo Fund     Seeks total return consisting of
                     Management, LLC      income and capital appreciation by
                                          investing, under normal market
                                          conditions, in a broad range of
                                          investment-grade debt securities.
                                          The subadviser invests in debt
                                          securities that the subadviser
                                          believes offer attractive yields and
                                          are undervalued relative to issues
                                          of similar credit quality and
                                          interest rate sensitivity. From time
                                          to time, the portfolio may also
                                          invest in unrated bonds that the
                                          subadviser believes are comparable
                                          to investment-grade debt securities.
                                          Under normal circumstances, the
                                          subadviser expects to maintain an
                                          overall effective duration range
                                          between 4 and 5/ 1//2 years.

Active Bond        Declaration            Seeks income and capital
                   Management & Research  appreciation by investing at least
                   LLC                    80% of its assets in a diversified
                   Sovereign Asset        mix of debt securities and
                   Management, LLC        instruments.


U.S. Government    Salomon Brothers       Seeks a high level of current income
Securities         Asset Management Inc.  consistent with preservation of
                                          capital and maintenance of
                                          liquidity, by investing in debt
                                          obligations and mortgage-backed
                                          securities issued or guaranteed by
                                          the U.S. Government, its agencies or
                                          instrumentalities and derivative
                                          securities such as collateralized
                                          mortgage obligations backed by such
                                          securities.

Money Market       MFC Global Investment  Seeks maximum current income
                   Management (U.S.A.)    consistent with preservation of
                   Limited                principal and liquidity by investing
                                          in high quality money market
                                          instruments with maturities of 397
                                          days or less issued primarily by U.
                                          S. entities.

Lifestyle          MFC Global Investment  Seeks to provide long-term growth of
Aggressive         Management (U.S.A.)    capital (current income is not a
                   Limited                consideration) by investing 100% of
                   Deutsche Asset         the Lifestyle Trust's assets in
                   Management Inc.        other portfolios of the Trust which
                                          invest primarily in equity
                                          securities.


Lifestyle Growth   MFC Global Investment  Seeks to provide long-term growth of
                   Management (U.S.A.)    capital with consideration also
                   Limited                given to current income by investing
                   Deutsche Asset         approximately 20% of the Lifestyle
                   Management Inc.        Trust's assets in other portfolios
                                          of the Trust which invest primarily
                                          in fixed income securities and
                                          approximately 80% of its assets in
                                          other portfolios of the Trust which
                                          invest primarily in equity
                                          securities.


Lifestyle Balanced MFC Global Investment  Seeks to provide a balance between a
                   Management (U.S.A.)    high level of current income and
                   Limited                growth of capital with a greater
                   Deutsche Asset         emphasis given to capital growth by
                   Management Inc.        investing approximately 40% of the
                                          Lifestyle Trust's assets in other
                                          portfolios of the Trust which invest
                                          primarily in fixed income securities
                                          and approximately 60% of its assets
                                          in other portfolios of the Trust
                                          which invest primarily in equity
                                          securities.

Lifestyle Moderate MFC Global Investment  Seeks to provide a balance between a
                   Management (U.S.A.)    high level of current income and
                   Limited                growth of capital with a greater
                   Deutsche Asset         emphasis given to current income by
                   Management Inc.        investing approximately 60% of the
                                          Lifestyle Trust's assets in other
                                          portfolios of the Trust which invest
                                          primarily in fixed income securities
                                          and approximately 40% of its assets
                                          in other portfolios of the Trust
                                          which invest primarily in equity
                                          securities.


Lifestyle          MFC Global Investment  Seeks to provide a high level of
Conservative       Management (U.S.A.)    current income with some
                   Limited                consideration also given to growth
                   Deutsche Asset         of capital by investing
                   Management Inc.        approximately 80% of the Lifestyle
                                          Trust's assets in other portfolios
                                          of the Trust which invest primarily
                                          in fixed income securities and
                                          approximately 20% of its assets in
                                          other portfolios of the Trust which
                                          invest primarily in equity
                                          securities.
--------
* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

      The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

     Russell 2000 Growth Index           --  $26 million to $4.4 billion
     Russell 2000 Index                  --  $105 million to $4.4 billion
     Russell 3000 Index                  --  $26 million to $370 billion
     Russell 2000 Value Index            --  $41 million to $3.5 billion
     Russell Midcap Value Index          --  $582 million to $18.2 billion
     Wilshire 5000 Equity Index          --  $1 million to $370 billion
     MSCI All Country World ex US Index  --  $419 million to $219.5 billion
     MSCI EAFA Index                     --  $419 million to $219.5 billion
     S&P Mid Cap 400 Index               --  $423 million to $14.6 billion
     S&P 500 Composite Stock Price Index --  $768 million to $370 billion

                                POLICY SUMMARY

General

   We have prepared the following summary as a general description of the most important features of the policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the policy is not in default, that there is no outstanding policy debt, and the death benefit is not determined by the minimum death benefit percentage. The policy's provisions may vary in some states and the terms of your policy, and any endorsement or rider, supersede the disclosure in this prospectus.

Death Benefits

   There are two death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

   (Policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland.")

Optional Term Rider

   The policy may be issued with an optional Term Insurance rider. The benefit of the Term Insurance rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the policy. However, unlike the death benefit under the policy, the death benefit under the Term Insurance rider is not protected by the no-lapse guarantee after the second policy year and terminates at age 100.

Return of Premium Rider

   If death benefit Option 1 is elected, the policy may be issued with an optional Return of Premium Death Benefit rider. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is initially equal to the initial premium. Any subsequent premiums will increase the Return of Premium Death Benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the Return of Premium death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable surrender charge (except that the benefit will not be reduced to less than zero). The Return of Premium Death Benefit rider is not protected by the no-lapse guarantee after the second Policy Year.

   (Owners of Policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland".)

Premiums

   You may pay premiums at any time and in any amount, subject to certain limitations as described under "Premium Payments -- Subsequent Premiums." Net Premiums will be allocated, according to your instructions and at the Company's discretion, to one or more of our Fixed Account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the Fixed Account and the sub-accounts of the Separate Account.

Policy Value

   The policy has a Policy Value which reflects premiums paid, certain charges for expenses and cost of insurance, and the investment performance of our fixed Account and the sub-accounts of the Separate Account to which you have allocated premiums.

Policy Loans

   You may borrow an amount not to exceed 90% of your policy's Net Cash Surrender Value. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding policy debt from proceeds payable at the insured's death, or upon surrender of the policy.

Surrender and Partial Withdrawals

   You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the policy and an assessment of a portion of the surrender charges to which the policy is subject. You may surrender your policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less surrender charges and outstanding Monthly Deductions due minus the Policy Debt.

Lapse and Reinstatement

   Unless the No-Lapse Guarantee Cumulative Premium Test has been met, your policy will lapse and terminate without value when its Net Cash Surrender Value is insufficient to pay the next monthly deduction, and a grace period of 61 days expires without your having made an adequate payment.

   The policy differs in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not, in itself, cause a policy to lapse. Second, a policy can lapse even if planned premiums have been paid.

   You may reinstate a lapsed policy at any time within the five year period following lapse, provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

Charges and Deductions

   We assess certain charges and deductions in connection with the policy. These include:

  . charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses,

  .   charges deducted from premiums paid, and

  .   charges assessed on surrender or lapse.

These charges are summarized in the Fee Tables. We may allow you to request that the sum of all charges assessed monthly for mortality and expense risks, cost of insurance and administration expenses to be deducted from the Fixed Account, or from one or more of the sub-accounts of the Separate Account.

   In addition, there are charges deducted from each portfolio. These charges are summarized in the Fee Tables.

Investment Options and Investment Subadvisers

   You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios. The Table of Investment Options and Investment Subadvisers describe the portfolios and shows the subadvisers that provide investment subadvisory services.

   Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) is not to be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been, and may continue to be, particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities, and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

   Each sub-account of the Separate Account purchases shares of one of the portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the portfolios. The fees and expenses for each portfolio are described in detail in the accompanying portfolio prospectuses to which reference should be made.

     GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE
                                    ACCOUNT

Description of John Hancock USA

We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. John Hancock USA is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Account.

We have received the following ratings from independent rating agencies:

A++ A.M. Best Superior companies have a very strong ability to meet their obligations; 1/st/ category of 16

AA++ Fitch Ratings Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

AA+ Standard & Poor's Very strong financial security characteristics; 2nd category of 21

Aa2 Moody's Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of our ability to honor any guarantees provided by the policy and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

Description of Separate A

The investment accounts shown on page 1 are in fact subaccounts of Separate Account A (the "Account"), a separate account established under Pennsylvania law and operated by us under Michigan law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the '40 Act. Such registration does not involve supervision by the SEC of the management of the Account or of us.

The Account's assets are our property. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can't be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Account.

New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

   Registration. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the Commission of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

                               ISSUING A POLICY

Requirements

   To purchase a policy, you must submit a completed application. Your policy will not be issued until the underwriting process has been completed to our satisfaction. With our prior approval, the policy may be issued on a basis which does not take into account the insured's sex. A policy will generally be issued only on the lives of insureds from ages 0 through 90.

   Each policy has a Policy Date, an Effective Date and an Issue Date (see "Definitions" in Appendix A). The Policy Date is the date from which the first monthly deductions are calculated and from which policy years, policy months and policy anniversaries are determined. The Effective Date is the date the Company becomes obligated under the policy and when the first monthly deductions are deducted from your Policy Value. The Issue Date is the date from which Suicide and Incontestability periods are measured.

   If your application is not accompanied by a check for the initial premium and no request to backdate the policy has been made:

   . the policy date and the effective date will be the date the Company receives the check at its service office, and

   .   the issue date will be the date the Company issues the policy.

   The initial premium must be received within 60 days after the issue date, and the policy owner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the policy will be cancelled and any partial premiums paid will be returned to the applicant.

Minimum Initial Face Amount

   We will generally issue a policy only if it has a Face Amount of at least $100,000.

Backdating a Policy

   Upon request and under limited circumstances, we may backdate your policy by assigning a policy date earlier than the date the application is signed. However, in no event will your policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not the policy is backdated, Net Premiums received prior to the Effective Date of the policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

   As of the Effective Date, the premiums paid plus interest credited, net of the sales charge, will be allocated among the investment options and/or the Fixed Account, in accordance with the policy owner's instructions unless such amount is first allocated to the Money Market portfolio for the duration of the Right to Examine period.

Temporary Insurance Agreement

   In accordance with our underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets our usual and customary underwriting standards for the coverage applied for.

   The acceptance of an application is subject to our underwriting rules, and we reserve the right to request additional information or to reject an application for any reason. Persons failing to meet standard underwriting classifications may be eligible for a policy with an additional risk rating assigned to it.

Right to Examine the Policy

   You may return your policy for a refund within 10 days after you receive it. Some states provide a longer period of time to exercise this right. Your policy will indicate if a longer time period applies. During the "Right to Examine the Policy Period," premiums may be allocated to the Money Market portfolio. After this period has expired, we will allocate premiums among the Investment Accounts and/or Fixed Account in accordance with your instructions.

   If you elect to cancel the policy under this provision, the policy can be mailed or delivered to the John Hancock USA agent who sold it to you, or to the Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at the Service Office, we will refund to the policy holder owner an amount equal to either:

  (1) the amount of all premiums paid, less any partial withdrawals and policy loans, or

  (2) the value of the amounts allocated to the Separate Account and the Fixed Account as of the date the returned policy is received by us plus all charges deducted prior to that date, not including fees and expenses of the portfolios, minus any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends on the requirements of the applicable state.

   If you request an increase in Face Amount which results in new surrender charges, you will have the same rights as described above to cancel the increase. If canceled, the premiums paid during the right to examine period will be refunded, and the policy value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

   We reserve the right to delay the refund of any premium paid by check until the check has cleared.

   Residents of California, age 60 and older may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the company's agent who sold it, or to our Service Office. If you cancel the policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money Market portfolio, we will refund to you the amount of all premiums paid. If your premiums were allocated to one or more of the Separate Account investment options (other than the Money Market portfolio), we will refund you the value of the amount allocated to the Separate Account as of the date the returned policy is received by us, plus all charges deducted prior to that date, not including fees and expenses of the portfolios, minus any partial withdrawals made and policy loans taken. Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market portfolio or (c) in one or more of the Separate Account investment options, based upon your allocation instructions. If no allocation instructions are given, your premiums will be placed in the Money Market portfolio.

Life Insurance Qualification

   A policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, the policy owner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the policy is issued.

   Cash Value Accumulation Test. Under the Cash Value Accumulation Test ("CVAT"), the Policy Value must be less than the Net Single Premium necessary to fund future policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a policy meets the CVAT, we will generally increase the death benefit, temporarily, to the required minimum amount. However, we reserve the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded to you.

   Guideline Premium Test. The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

   Changes to the policy may affect the maximum amount of premiums, such as:

   .   a change in the policy's Face Amount;

   .   a change in the death benefit option;

   .   partial withdrawals;

   .   addition or deletion of supplementary benefits.

Any of these changes to the policy could cause the total premiums paid to exceed the new maximum limit. In this situation, we may refund to you any excess premiums paid. In addition, these changes could reduce the future premium limitations.

   The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit, on any date, is defined as the Policy Value on that date multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for this test appear in the policy.

                                DEATH BENEFITS

   (Owners of policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland".)

   If the policy is in force at the time of the death of the life insured, we will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the life insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

Death Benefit Options

   There are two death benefit options, described below.

   Death Benefit Option 1. Under Option 1 the death benefit is the Face Amount of the policy at the date of death or, if greater, the Minimum Death Benefit.

   Death Benefit Option 2. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

Changing the Death Benefit Option

   The death benefit option may be changed once each policy year after the first policy year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

   A change in the death benefit option will result in a change in the policy's Face Amount in order to avoid any change in the amount of the death benefit, as follows:

   Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

   Change from Option 2 to Option 1. The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

   No new surrender charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

Changing the Face Amount

   Subject to the limitations stated in this prospectus, a policy owner may, upon written request, increase or decrease the Face Amount of the policy. We reserve the right to limit a change in Face Amount so as to prevent the policy from failing to qualify as life insurance for tax purposes.

  Increase in Face Amount

   Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the Policy Month following the date the Company approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. We reserve the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum issue age for new policies at that time.

  New Surrender Charges for an Increase

   An increase in Face Amount will usually result in the policy being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in Face Amount. Surrender charges will not apply to those premiums attributable to the new Face Amount that are in excess of the surrender charges premium limit. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a policy, a policy owner will have a right to examine period with respect to any increase resulting in new surrender charges.

   An additional premium may be required for a Face Amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the Face Amount increase.

  Increase with Prior Decreases

   If, at the time of the Face Amount increase, there have been prior decreases in Face Amount, these prior decreases will be restored before the Face Amount increase is effected. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

  Changing Both the Face Amount and the Death Benefit Option

   If you request to change both the Face Amount and the death benefit option in the same month, the death benefit option change shall be deemed to occur first.

  Decrease in Face Amount

   Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policy owner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date we approve the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and then the next most recent increases successively. Decreases in Face Amount shall not be permitted to the extent that they would cause the policy to fall below the minimum Face Amount of $100,000. A decrease in Face Amount will be subject to surrender charges. See "Charges and Deductions -- Surrender Charges."

  Factors that Affect the Death Benefit

   In the case of Death Benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen by year and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Benefit Summary". These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.

                               PREMIUM PAYMENTS

Initial Premiums

   No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in our general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

   The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium (which is set forth in the Table of Values in your policy).

   On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions; unless such amount is first allocated to the Money Market portfolio for the duration of the right to examine period.

Subsequent Premiums

   After the payment of the initial premium, premiums may be paid at any time and in any amount until the life insured's Attained Age 100, subject to the limitations on premium amount described below.

   A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send notices to you setting forth the planned premium at the payment interval you have selected. However, you are under no obligation to make the indicated payment.

   We may refuse any premium payment that would cause the policy to fail to qualify as life insurance under the Code. We also reserve the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

   Payment of premiums will not guarantee that the policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the policy to lapse. In states where permitted, the policy does have a No-Lapse Guarantee (as well as an Optional Extended No-Lapse Guarantee) which would prevent the policy from lapsing during the guarantee period, provided certain criteria, as described under "No Lapse Guarantee" are satisfied.

   All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at our Service Office, unless such amount is first allocated to the Money Market portfolio for the duration of the right to examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if monthly deductions are due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

Maximum Premium Limitation

   If the policy is issued under the Guideline Premium Test, in no event will the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a policy to qualify as life insurance.

   If at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, we will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned to you and no further premiums will be accepted until allowed by the then current maximum premium limitation.

Premium Allocation

   Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and one hundred, provided the total allocation equals one hundred. You may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to us at our Service Office.

                            CHARGES AND DEDUCTIONS

Premium Charge

   During the first 5 Policy Years, we deduct a premium charge from each premium payment, equal to 10.0% of the premium. Thereafter, the premium charge is equal to 2.0% of the premium (on a non-guaranteed basis for those policies issued in the state of New Jersey). The premium charge is paid to us and is designed to cover a portion of our acquisition and sales expenses and premium and Federal DAC taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

Surrender Charges

   We will deduct a surrender charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

   .   the policy is surrendered for its Net Cash Surrender Value,

   .   a partial withdrawal is made,

   .   there is a decrease in Face Amount, or

   .   the policy lapses.

Unless otherwise allowed by us and specified by you, the surrender charge is deducted from the amount to be paid to you upon surrender or lapse of the policy or if a partial withdrawal is made.

   The surrender charge, together with a portion of the premium charge, is paid to us and is designed to compensate us for some of the expenses we incur in selling and distributing the policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

   Surrender Charge Calculation. The surrender charge is determined by the following formula (the calculation is also described in words below):

    Surrender Charge = (Surrender Charge Rate) X (Face Amount of the Policy
                       Associated with the Surrender Charge / 1000)
                            X (Grading Percentage)

   Definitions of the Formula Factors Above

   Face Amount of the Policy Associated with the Surrender Charge: equals the Face Amount for which the surrender charge is being applied. The Face Amount may be increased or decreased as described under "Changing the Face Amount" above.

   Surrender Charge Rate: (the calculation is also described in words below)

       Surrender Charge Rate = (X) + (80%) X (Surrender Charge Premium)

   Where "X" is equal to Rate per $1,000 of Face Value as indicated by the following Table:

                                       Table for Rate per
                                        $1,000 of Face:
-----------------------------------------------------------------------------------------------
                                                    Rate per $1,000              Rate per $1,000
  Age at Issue or     Rate per $1,000  Age at Issue     of Face     Age at Issue     of Face
     Increase        of Face Value ($) or Increase     Value ($)    or Increase     Value ($)
-------------------  ----------------- ------------ --------------- ------------ ---------------
         0                 2.00             12           3.50           24            6.50
         1                 2.13             13           3.63           25            7.00
         2                 2.25             14           3.75           26            7.20
         3                 2.38             15           3.88           27            7.40
         4                 2.50             16           4.00           28            7.60
         5                 2.63             17           4.13           29            7.80
         6                 2.75             18           4.25           30            8.00
         7                 2.88             19           4.38           31            8.04
         8                 3.00             20           4.50           32            8.08
         9                 3.13             21           5.00           33            8.12
        10                 3.25             22           5.50           34            8.16
        11                 3.38             23           6.00       35 and over       8.20

   The Surrender Charge Premium is the lesser of:

   . the premiums paid during the first Policy Year per $1,000 of Face Amount at issue or following a Face Amount increase, and

   . the Surrender Charge Premium Limit specified in the policy per $1,000 of Face Amount.

   Grading Percentage: The grading percentages during the Surrender Charge Period set forth in the table below apply to the initial Face Amount and to all subsequent Face Amount increases. The grading percentage is based on the policy year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

                                 Surrender Charge             Surrender Charge
                                     Grading                      Grading
           Policy Year              Percentage    Policy Year    Percentage
           -----------           ---------------- ----------- ----------------
                1                      100%            7             40%
                2                       90%            8             30%
                3                       80%            9             20%
                4                       70%           10             10%
                5                       60%           11              0%
                6                       50%

   Within a Policy Year, grading percentages will be interpolated on a monthly basis. For example, if you surrender the Policy during the fourth month of Policy Year 4, the grading percentage will be 67.5%.

Formulas Described in Words

   Surrender Charge: The surrender charge is determined by multiplying the Surrender Charge Rate by the Face Amount of the Policy Associated with the Surrender Charge divided by 1000. The amount obtained is then multiplied by the Grading Percentage, a percent which starts at 100% and grades down each Policy Year to zero over a period not to exceed 10 years.

   Surrender Charge Rate: The Surrender Charge Rate is equal to the sum of
(a) plus (b) where (a) equals "X" (see Table above) and (b) equals 80% times the Surrender Charge Premium.

Illustration of Surrender Charge Calculation

  Assumptions.

   .   45 year old

   .   Policy issued 7 years ago

   . $7,785 in premiums have been paid annually on the policy over the 7 year period

   .   Surrender Charge Premium for the policy is $14.07

   . Face Amount of the policy at issue is $500,000 and no increases have occurred

   .   Policy is surrendered during the first month of the seventh policy year.

Surrender Charge. The Surrender Charge to be assessed would be $3,891 determined as follows:

   . First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

      Surrender Charge Rate = (8.2) + (80 %) X (Surrender Charge Premium)

                      $19.46 = (8.20) + (80 %) X (14.07)

The surrender charge Rate is equal to $19.46

   . Second, the surrender charge rate is entered into the surrender charge formula and the surrender charge is determined as set forth below.

    Surrender Charge = (Surrender Charge Rate) X (Face Amount of the Policy
                       Associated with the Surrender Charge / 1000)
                            X (Grading Percentage)

                $3,891 = (19.46) X ($500,000 / 1,000) X (40 %)

   The surrender charge is equal to $3,891.

   Depending upon the Face Amount of the policy, the age of the insured at issue, premiums paid under the policy and the performance of the underlying investment options, the policy may have no Cash Surrender Value and therefore, you may receive no surrender proceeds upon surrendering the policy.

   Surrender Charges on a Partial Withdrawal. A partial withdrawal will result in the assessment of a portion of the surrender charges to which the policy is subject. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the policy as of the date of the withdrawal. The surrender charges will be deducted from the policy value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the surrender charges assessed, then the amount of the withdrawal will be reduced.

   Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

   Surrender Charge on Decrease in Face Amount. If the Face Amount of insurance is decreased, a pro-rata surrender charge will be deducted from the policy value. A decrease in Face Amount caused by a change from death benefit Option 1 to Option 2 will not incur a pro-rata surrender charge.

   Each time a pro-rata surrender charge is deducted for a Face Amount decrease, the remaining surrender charge will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the Face Amount decrease.

Monthly Charges

   On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the policy until the Policy Anniversary when the life insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These charges consist of:

   .   an administration charge;

   .   a charge for the cost of insurance;

   .   a mortality and expense risks charge; and

   . if applicable, a charge for any supplementary benefits added to the policy.

Unless otherwise allowed by us and specified by you, the monthly deductions will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value.

   Administration Charge. This charge will be equal to $15 per Policy Month per Policy Year. The charge is paid to us and is designed to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the policy.

   Cost of Insurance Charge. The monthly charge for the cost of insurance is paid to us and is determined by multiplying the applicable cost of insurance rate times the Net Amount at risk at the beginning of each Policy Month. The cost of insurance rate and the Net Amount at Risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the Net Amount at Risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

   (a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

   (b) is the Policy Value as of the first day of the Policy Month after the deduction of monthly cost of insurance charge.

   Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.

   Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the death benefit and the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment portfolios chosen, payment of premiums and charges assessed.

   The rates for the cost of insurance are based upon the issue age, duration of coverage, sex, and risk classification of the life insured.

   Cost of insurance rates will generally increase with the age of the life insured. The first year cost of insurance rate is guaranteed.

   The cost of insurance rates reflect our expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of the life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Smoker Distinct Mortality tables. Current cost of insurance rates may be less than the guaranteed rates.

   Mortality and Expense Risks Charge. A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is paid to us and is designed to compensate us for the mortality and expense risks we assume under the policy. The mortality risk assumed is that the life insured may live for a shorter period of time than we estimated. The expense risk assumed is that expenses incurred in issuing and administering the policy will be greater than we estimated. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy.

   The charge varies by Policy Year as follows:

                      Guaranteed Monthly Mortality Equivalent Annual Mortality
     Policy Year       and Expense Risks Charge*    and Expense Risks Charge*
     -----------      ---------------------------- ---------------------------
        1-15                      0.10%                       1.20%
         16+                      0.03%                       0.30%
--------
* The rates shown in the table have been rounded to two decimal places as required by the prospectus disclosure rules. The actual rates charged may be slightly higher or lower than those shown.

   Charges for Supplementary Benefits. If the Policy includes supplementary benefits, a charge may apply to such supplementary benefits.

Charges for Transfers

   A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge is paid to us and will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by us on the same Business Day are treated as a single transfer request.

   Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

Investment Management Fees and Expenses

   The investment management fees and expenses of the portfolios, the underlying variable investment options for the policy, are set forth in the prospectus for the portfolios.

Reduction in Charges

   The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                       SPECIAL PROVISIONS FOR EXCHANGES

   We will permit owners of certain fixed life insurance contracts issued by us to exchange their contracts for the policies described in this prospectus (and likewise, owners of policies described in this prospectus may also exchange their policies for certain fixed life insurance contracts issued by us). Policy owners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

                          COMPANY TAX CONSIDERATIONS

   At the present time, we make no special charge for any federal, state, or local taxes that the Company incurs that may be attributable to the Separate Account or to the policies. We reserve the right in the future, however, to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policies.

                                 POLICY VALUE

Determination of the Policy Value

   A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

   The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Summary of Benefits and Risks".

   Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy multiplied by the value of such units.

   Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. For a detailed description of the Fixed Account, see "The General Account -- Fixed Account".

   Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at an effective annual rate of at least 4.00%. For a detailed description of the Loan Account, see "Policy Loans -- Loan Account".

Units and Unit Values

   Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at our Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

   A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on that day.

   Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business
Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

   Unit Values. For each Business Day, the unit value for each sub-account is determined by multiplying the net investment factor for the sub-account by the unit value for the immediately preceding Business Day.

   The net investment factor for a sub-account on any Business Day is equal to
(a) divided by (b) where:

    (a)is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

    (b)is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

   Subject to the restrictions set forth below, you may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Account". Transfer requests must be in writing in a format satisfactory to us, or by telephone if a currently valid telephone transfer authorization form is on file.

   Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio's investments in accordance with the portfolio's investment objective and policies) and dilution with respect to interests held for long-term investment.

   To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

   Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value is transferred to the Money Market portfolio. If such a transfer to the Money Market investment option is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits:
(i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second portfolio if they are transferred into the Money Market portfolio; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in "Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio.

   While the policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

   .   within eighteen months after the Issue Date; or

   . within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts; or

   . within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

   Transfers Involving Fixed Account. The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio.

   Telephone Transfers. Although failure to follow reasonable procedures may result in our being liable for any losses resulting from unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

   Dollar Cost Averaging. We will offer policy owners a Dollar Cost Averaging ("DCA") program. Under the DCA program, you will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program, although we reserve the right to institute a charge on 90 days' written notice to you. The charges for a transfer made under the DCA program will not exceed $5. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified.

   We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

   Asset Allocation Balancer Transfers. Under the Asset Allocation Balancer program you will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, we will move amounts among the Investment Accounts as necessary to maintain your chosen allocation. A change to your premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, we reserve the right to institute a charge on 90 days written notice to you. The charge for transfers under the Asset Allocation Balancer program will not exceed $15.

   We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

                                 POLICY LOANS

   While this policy is in force and has an available loan value, you may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits -- Interest on Policy Loans After Year 10" and "Tax Treatment of Policy Benefits -- Policy Loan Interest."

   Maximum Loanable Amount. The maximum loanable amount is 90% of the policy's Net Cash Surrender Value. (For policies issued in the state of Florida, the available loan value on any date is the Net Cash Surrender Value, less estimated interest and future monthly deductions, due to the next anniversary.)

Effect of Policy Loans

   A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement". In addition, a policy loan may result in a policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

Interest Charged on Policy Loans

   Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%. The actual rate charged is equal to the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. (The Loan Interest Credited Differential is the difference between the rate of interest charged on a policy loan and the rate of interest credited to amounts in the Loan Account.) We may change the current Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

   For a policy that is not a Modified Endowment Contract ("MEC"), the tax consequences associated with a Loan Interest Credited Differential of 0% are unclear. You should consult a tax advisor before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law. See "Tax Treatment of Policy Benefits -- Interest on Policy Loans After Year 10".

   If the interest due on a Policy Anniversary is not paid by the policy owner, the interest will be borrowed against the policy. Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease when the life insured reaches age 100. The policy will go into default at any time the Policy Debt exceeds the Net Cash Surrender Value. At least 61 days prior to termination, we will send you a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

Loan Account

   When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. You may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the

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

absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment portfolio will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

   Interest Credited to the Loan Account. Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%.

   Loan Account Adjustments. On each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

   Loan Repayments. Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the amount of the Loan Account associated with the Fixed Account is reduced to zero and then to each Investment Account in the same proportion as the value in the Loan Account associated with that Investment Account bears to the value of the Loan Account.

   Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums. [Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, we may require that any amounts paid to it be applied to outstanding loan balances.]

                   POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

   A policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the surrender charge will be the sum of the surrender charge for the initial Face Amount plus the surrender charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which we receive the policy and a written request for surrender at its Service Office. After a policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

Partial Withdrawals

   You may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. You may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions -- Surrender Charges".

   Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

   Reduction in Face Amount due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made and the death benefit equals the Face Amount, the Face Amount of the policy will be reduced by the amount of the withdrawal plus any applicable surrender charge. Otherwise, if the death benefit is the minimum death benefit as described under "Death Benefit -- Minimum Death Benefit", the Face Amount will be reduced by the amount, if any, by which the withdrawal plus the pro-rata surrender charge exceeds the difference between the death benefit and the Face Amount.

   If death benefit Option 2 is in effect, partial withdrawals do not affect the Face Amount of a policy.

   When the Face Amount of a policy is based on one or more increases subsequent to issuance of the policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

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                            LAPSE AND REINSTATEMENT

Lapse

   Unless the No-Lapse Guarantee is in effect, a policy will go into default if at the beginning of any Policy Month the policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse". We will notify you of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.

No-Lapse Guarantee

   In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to fall to zero or below during such period.

   The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

   The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if
(i) the Face Amount of the Policy is changed, (ii) there is a Death Benefit Option change, (iii) there is a decrease in the Face Amount of insurance due to a partial withdrawal, (iv) there is any change in the supplementary benefits added to the Policy or in the risk classification of the life insured, or (v) a temporary Additional Rating is added (due to a Face Amount increase), or terminated.

   The No-Lapse Guarantee Period is described under "Definitions" in Appendix A.

   While the No-Lapse Guarantee is in effect, we will determine at the beginning of the Policy Month that your policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to you, will be equal to the lesser of:

   . the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

   . the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

   No-Lapse Guarantee Cumulative Premium Test. The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals taken on or before the date of the test and less any Policy Debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

   Optional Extended No-Lapse Guarantee. In states where approved, an optional rider may be added to the policy that extends the No-Lapse Guarantee Period to the earlier of: (a) termination of the policy or the rider, (b) subject to any applicable state limitations, the number of years selected by you and (c) age 100 of the life insured. (The rider may be terminated at any time but cannot be reinstated once terminated). In order for the Extended No-Lapse Guarantee to be applicable a Cumulative Premium Test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the policy may affect the cost of the rider. Neither the No-Lapse Guarantee nor the Extended No-Lapse Guarantee apply to the Term Rider.

   Death During Grace Period. If the life insured should die during the grace period, the policy value used in the calculation of the death benefit will be the policy value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

Reinstatement

   You can reinstate a policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

   .   The life insured's risk classification is standard or preferred, and

   .   The life insured's Attained Age is less than 46.

   You can, by making a written request, reinstate a policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

   . Evidence of the life insured's insurability, satisfactory to us is provided to us;

   . A premium equal to the amount that was required to bring the policy out of default immediately prior to termination, plus the amount needed to keep the Policy in force to the next scheduled date for payment of the Planned Premium must be paid to us.

If the reinstatement is approved, the date of reinstatement will be the later of the date we approve your request or the date the required payment is received at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The policy value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the policy value on the date the policy terminated. Any policy debt not paid upon termination of a policy will be reinstated if the Policy is reinstated.

                              THE GENERAL ACCOUNT

   The general account of John Hancock USA consists of all assets owned by the Company other than those in Separate Account A, B, N and other separate accounts of the Company. Subject to applicable law, John Hancock USA has sole discretion over the investment of the assets of the general account.

   By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 40 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

   A policy owner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the policy value to the Fixed Account from the Investment Accounts. We will hold the reserves required for any portion of the policy value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

   .   the portion of the net premiums allocated to it; plus

   .   any amounts transferred to it; plus

   .   interest credited to it; less

   .   any charges deducted from it; less

   .   any partial withdrawals from it; less

   .   any amounts transferred from it.

   Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle the policy owner to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if you pay the planned premiums, allocates all net premiums only to the Fixed Account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the policy will be determinable and guaranteed.

                        OTHER PROVISIONS OF THE POLICY

   (Owners of policies issued in Maryland should refer to the section of the prospectus entitled, "Additional Information for Policies Issued in Maryland".)

Return of Premium Death Benefit Rider

   The policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after we receive due proof of death. The Return of Premium Death Benefit is calculated as follows:

   The Return of Premium Rider death benefit is equal to initial premium. Any subsequent premiums will increase the rider death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduced to less than zero).

Cessation of Increases. Increases in the Return of Premium Death Benefit coverage will cease at the earlier of:

   . the Policy Anniversary coincident with or next following the date we receive your written request for cessation of any further increases;

   . the beginning of the Policy Month coincident with or next following the date we approve your written request for a change to Death Benefit Option 2; or

   . the date as of which Monthly Deductions cease and no further premiums may be paid in determining the amount of the Return of Premium death benefit coverage.

   Decreases in Coverage. The Return of Premium Death Benefit may be decreased if requested by you. The decrease will take effect at the beginning of the Policy Month on or next following the date we approve the request. The Return of Premium Rider Death Benefit coverage will be reduced by the amount of the requested decrease. Decreases in the death benefit are not subject to pro-rata Surrender Charges.

   Partial Withdrawals. If you make a written request for a partial withdrawal of net cash surrender value while this rider is in force, the amount of the Return of Premium Death Benefit coverage will be reduced by the amount of the withdrawal. Any withdrawals will be subject to a pro-rata surrender charge as described under "Charges and Deductions -- Surrender Charges". In addition, any Face Amount reduction that would otherwise be required as a result of the partial withdrawal will be limited to the amount by which the withdrawal plus the Surrender Charge exceeds the amount of the Return of Premium Rider Death Benefit.

   No Lapse Guarantee. The No Lapse Guarantee provisions of the policy apply to the Return of Premium Rider Death Benefit for the first two policy years only.

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

The owner of the policy.

Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

   While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

   . Determine when and how much you invest in the various accounts in which to invest;

   .   Borrow or withdraw amounts you have in the accounts;

   .   Change the beneficiary who will receive the death benefit;

   .   Change the amount of insurance;

   . Turn in (i.e. "surrender") the policy for the full amount of its NET CASH surrender value; and

   . Choose the form in which we will pay out the death benefit or other proceeds.

It is possible to name so-called "joint owners" of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

   Assignment of Rights. We will not be bound by an assignment until it receives a copy of the assignment at our Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

   One or more beneficiaries of the policy may be appointed by the policy owner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policy owner during the life insured's lifetime by giving written notice to John Hancock USA in a form satisfactory to us. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policy owner, or the policy owner's estate, if the policy owner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

Incontestability

   We will not contest the validity of a policy after it has been in force during the life insured's lifetime for two years from the Issue Date. We will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the life insured for two years. If a policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, we can contest any misrepresentation of a fact material to the reinstatement.

Misstatement of Age or Sex

   If the stated age or sex, or both, of the life insured in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

   If the life insured dies by suicide within two years after the Issue Date (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), the policy will terminate and we will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

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

   If the life insured dies by suicide within two years after the effective date of an increase in Face Amount, we will credit the amount of any monthly deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the insured's death is by suicide, the Death Benefit for that increase will be limited to the monthly deductions taken for the increase.

   We reserve the right to obtain evidence of the manner and cause of death of the life insured.

Supplementary Benefits

   Subject to certain requirements, one or more supplementary benefits may be added to a policy, including those providing term insurance for an additional insured, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of a terminal illness, and, in the case of corporate owned policies, permitting a change of the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deduction.

                          TAX TREATMENT OF THE POLICY

   This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

   The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted.

General

   Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are ordinarily not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you've paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. (See "Other Policy Distributions" below.) Amounts you borrow are generally not taxable to you.

   However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you've paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind. (See "7-Pay Premium Limit and Modified Endowment Contract Status" below.)

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

Policy Death Benefit Proceeds

   We expect the policy to receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with Section 7702.

   If the policy complies with Section 7702, the death benefit proceeds under the policy should be excludable from the beneficiary's gross income under
Section 101 of the Code.

Other Policy Distributions

   Increases in policy value as a result of interest or investment experience will not be subject to federal income tax unless and until values are received through actual or deemed distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner in order for the policy to continue to comply with the Section 7702 definitional limits. Changes that reduce benefits include partial withdrawals and death benefit option changes. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in
Section 7702. The taxable amount is subject to limits prescribed in
Section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

   Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

   It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the portfolios failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

   Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the federal estate tax. If the owner is not the person insured, the value of the poilcy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the account value may be includible in the fomrer owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regardin these possible tax consequences.

   Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Policy Loans

   We expect that, except as noted below (see "7-Pay Premium Limit and Modified Endowment Contract Status"), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification Rules and Ownership of the Separate Account

   Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

   In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

   The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Separate Account.

   We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the portfolios will be able to operate as currently described in the Series Funds' prospectuses, or that a Series Fund will not have to change any portfolio's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

7-Pay Premium Limit and Modified Endowment Contract Status

   At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

   The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

Policies classified as modified endowment contracts are subject to the following tax rules:

   First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time.

   Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

   Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

   is made on or after the date on which the policy owner attains age 59 1/2;

   is attributable to the policy owner becoming disabled; or

   is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

   Furthermore, any time there is a "material change" in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

   Moreover, if benefits under a policy are reduced (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract.

   All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 Retirement Plans

   The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

   To the extent that policy distributions to you are taxable, they are generally subject to withholding for your federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

   In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under life insurance policy issued by a United States company is U.S.-source income that is subject to United States federal income tax.

Life Insurance Purchases by Non-Resident Aliens

   If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

                               OTHER INFORMATION

Payment of Proceeds

   As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at our Service Office of all the documents required for such a payment. We may delay, for up to six months, the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account we may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(ii) and (iii) exist.

Reports to Policy Owners

   Within 30 days after each Policy Anniversary, we will send the policy owner a statement showing, among other things:

   .   the amount of death benefit;

   . the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

   . the value of the units in each Investment Account to which the Policy Value is allocated;

   .   the policy debt and any loan interest charged since the last report;

   . the premiums paid and other policy transactions made during the period since the last report; and

   .   any other information required by law.

Each policy owner will also be sent an annual and a semi-annual report for each portfolio which will include a list of the securities held in each Portfolio as required by the 1940 Act.

Distribution of Policies

   John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer.
JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

   Through JH Distributors, we pay compensation to broker-dealers for the promotion and sale of the policies. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy. (See "Charges and Deductions".)

   A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

   Standard Compensation. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 114% of the target premium paid in the first policy year, and 3% of the target premium paid in years 2-10. Compensation on any premium paid in excess of target premium will not exceed 5% in year 1 and 3% in years 2-10. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

   Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and is affiliates may contribute to, as well as sponsor, various educational programs, sales contests, and/or other promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash or other rewards.

   These arrangements will not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you.

   Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable policies or contracts. These compensation arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. As a result, registered representatives may be motivated to sell the policies of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy.

Responsibilities of John Hancock USA

   John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

   Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

Voting Rights

   As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policy owners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policy owners are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

   The number of shares in each sub-account for which instructions may be given by a policy owner is determined by dividing the portion of the policy value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

   John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that John Hancock USA reasonably disapproves such changes in accordance with applicable federal regulations. If John Hancock USA disregards voting instructions, it will advise policy owners of that action and its reasons for such action in the next communication to policy owners.

Substitution of Portfolio Shares

   Although we believe it to be unlikely, it is possible that in the judgment of the management of John Hancock USA, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

   John Hancock USA reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company,
(iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

   The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

   All records and accounts relating to the Separate Account and the portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

State Regulation

   John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

   John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Financial Statements

   The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information which is available upon request.

Further Information

   A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

   For further information you may also contact our home office, the address and telephone number of which are on the last page of the prospectus.

Optional Benefits

   Optional Term Rider. The policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. However, unlike the death benefit under the policy, the death benefit under the Term Rider is not protected by the no lapse guarantee after the second policy year and terminates at age 100.

Additional Information for Owners of Policies Issued in Maryland

  Mortality and Expense Risks Charge

   For owners of policies issued in Maryland, the "Mortality and Expense Risks Charge" is referred to as the "Asset Based Risk Charge".

  Death Benefit Option 3 Rider

   The optional Return of Premium Death Benefit Rider will not be available to owners of policies issued in Maryland. However, in Maryland, we will offer an elective Death Benefit Option 3 Rider. Under Option 3, the death benefit is the Face Amount plus the Premium Death Benefit Account. The Premium Death Benefit Account is the sum of the premiums paid to date less any Gross Withdrawals, but not less than zero. Gross Withdrawals are the amounts of partial withdrawals plus any Surrender Charges applicable thereto.

   If any partial withdrawals are made, the death benefit, whether it is Option 1, 2 or 3, will be less than it would be if no withdrawals were made. Making a partial withdrawal will result in a reduction in the Face Amount of insurance for Death Benefit Option 1 and, in certain circumstances, Death Benefit Option
3. See "Policy Surrender and Partial Withdrawals--Reduction in Face Amount due to a Partial Withdrawal."

   You may change the death benefit option as described below once each Policy Year after the first Policy Year by submitting a written request for a change to our Service Office. The change will become effective as of the beginning of the next Policy Month following the date we approve the request. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

   A change in the death benefit option will result in a change in the policy's Face Amount in order to avoid any change in the amount of the death benefit. Upon a change from Option 3 & Option 1, the new Face Amount will be equal to the Face Amount prior to the change plus the Premium Death Benefit Account as of the date of the change.

   The monthly cost of insurance charge is determined as the rate of the cost of insurance for a specific Policy Month, as described below, multiplied by the net amount at risk. For Death Benefit Option 3, the net amount at risk is equal to the greater of zero or the result of (a) minus (b), where:

   (a) is the Face Amount of insurance plus the Premium Death Benefit Account as of the first day of the Policy Month, divided by 1.003273724663; and

   (b) is the Policy Value as of the first day of the Policy Month after the deduction of all charges other than the monthly cost of insurance.

   If Death Benefit Option 3 is in effect when a partial withdrawal is made, the withdrawal plus the pro-rata Surrender Charge exceeds the Premium Death Benefit Account and the death benefit equals the Face Amount plus the Premium Death Benefit Account, the Face Amount of the Policy will be reduced by the amount by which the withdrawal plus the pro-rata Surrender Charge exceeds the Premium Death Benefit Account. If the death benefit is the Minimum Death Benefit, the Face Amount will be reduced by the amount, if any, by which such excess exceeds the difference between the death benefit and the Face Amount plus the Premium Death Benefit Account.

                            APPENDIX A: DEFINITIONS

   Additional Rating: is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

   Attained Age: is the age at the Policy Date plus the number of whole years that have elapsed since the Policy Date.

   Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.

   Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

   Effective Date: is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

   Fixed Account: is that part of the Policy Value which reflects the value the policy owner has in the general account of the Company.

   Gross Withdrawal: is the amount of partial Net Cash Surrender Value the policy owner requests plus any Surrender Charge applicable to the withdrawal.

   Investment Account: is that part of the Policy Value which reflects the value the policy owner has in one of the sub-accounts of the Separate Account.

   Issue Date: is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

   Life Insured: is the person whose life is insured under this policy.

   Loan Account: is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

   Monthly No-Lapse Guarantee Premium: is one-twelfth of the No-Lapse Guarantee Premium.

   Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

   Net Policy Value: is the Policy Value less the value in the Loan Account.

   Net Premium: is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

   No-Lapse Guarantee: is a provision of the Policy which occurs when the Policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

   No-Lapse Guarantee Period: is set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at (a) the lessor of twenty years and age 75, and (b) the lessor of five years or age 95 for any issue age between 75 and 90, depending on state limitations. Certain states may have a shorter guarantee period. (The No-Lapse Guarantee Period for a particular Policy is stated in the Policy.)

   No-Lapse Guarantee Premium: is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. The premium is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

   .   the Face Amount of insurance changes;

   .   There is a decrease in Face Amount due to a partial withdrawal;

   .   a Supplementary Benefit is added, changed or terminated;

   .   the risk classification of the life insured changes;

   . a temporary Additional Rating is added (due to a Face Amount increase), or terminated; or

   .   the Death Benefit Option changes.

   No-Lapse Guarantee Cumulative Premium: is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.

   No-Lapse Guarantee Cumulative Premium Test: is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

   Policy Date: is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

   Policy Debt: as of any date equals (a) plus (b) plus (c) minus (d), where:

   (a)   is the total amount of loans borrowed as of such date;

   (b) is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;

   (c) is any interest charges accrued from the last Policy Anniversary to the current date; and

   (d)   is the total amount of loan repayments as of such date.

   Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

   Service Office Address: is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

   Surrender Charge Period: is the period following the Policy Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policy owner surrenders the policy or makes a partial withdrawal.

   Written Request: is the policy owner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policy owner, and received at the Service Office.

   The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

   Additional information about the Policy is also contained in the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The SAI is incorporated by reference into this Prospectus. The SAI is available upon request, without charge, by calling the following toll-free number:
(800) 387-2747. This toll-free number may also be used to request other information about the Policy and to make contract owner inquiries.

             Home Office:                  Service Office Mailing Address:
             ------------               --------------------------------------
  John Hancock Life Insurance Company    John Hancock Life Insurance Company
               (U.S.A.)                                (U.S.A.)
       38500 N. Woodward Avenue                 200 Bloor Street East
   Bloomfield Hills, Michigan 48304        Toronto, Ontario, Canada M4W 1E5

   Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at
(202) 551-8090. Reports and other information about the Policy are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington D.C. 20549-0102.

1940 Act File No. 811-4834              1933 Act File No. 333-88748

                       Statement of Additional Information
                                dated May 1, 2006

                                for interests in
 John Hancock Life Insurance Company (U.S.A.) Separate Account A ("Registrant")

                       Interests are made available under

                                  VUL PROTECTOR

     a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA" or
                                 "DEPOSITOR")
This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning 1-800-387-2747.

                                TABLE OF CONTENTS

Contents of this SAI                                         Page No.
Description of the Depositor ........................           2
Description of the Registrant .......................           2
Services ............................................           2
Independent Registered Public Accounting Firm .......           2
Principal Underwriter/Distributor ...................           2
Additional Information About Charges ................           3
Financial Statements of Registrant and Depositor

Description of the Depositor

     Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor". The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

     Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

     Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant". In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Account"), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of "separate account" under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of John Hancock USA.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

     Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by John Hancock Life Insurance Company, John Hancock Life Insurance Company of New York or other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

     Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

     The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

     John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

     The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004 and 2003 was $487,871,282, $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 114% of the target premium paid in the first policy year and 3% of the target premium paid in years 2-10. Compensation on any premium paid in excess of target premium will not exceed 5% in year 1 and 3% in years 2-10. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed these schedules on a present value basis.

     The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

     Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH
    Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management": These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

     Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

Additional Information About Charges

     A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

Reduction In Charges

     The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which

John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                               JOHN HANCOCK LIFE
                               INSURANCE COMPANY
                                   (U.S.A.)

                       (Formerly The Manufacturers Life
                          Insurance Company (U.S.A.))

                             Audited Consolidated
                        U.S. GAAP Financial Statements

                                  Years ended
                       December 31, 2005, 2004 and 2003


                         [LOGO OF MANULIFE FINANCIAL]

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......              1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS.....................
   CONSOLIDATED BALANCE SHEETS................................              2
   CONSOLIDATED STATEMENTS OF INCOME..........................              3
   CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY.              4
   CONSOLIDATED STATEMENTS OF CASH FLOWS......................              5
   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.................              7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.))

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

March 21, 2006
Boston, Massachusetts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED BALANCE SHEETS


As of December 31 (in millions)                                   2005    2004
--------------------------------------------------------------  -------- -------
ASSETS
Investments (note 3):
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2005 $11,215; 2004 $10,396)  $ 11,770 $11,188
   Equity (cost: 2005 $478; 2004 $382)                               584     466
Mortgage loans                                                     2,410   2,367
Real estate                                                        1,449   1,450
Policy loans                                                       2,187   2,681
Short-term investments                                               549     436
Other investments                                                     61      57
                                                                -------- -------
TOTAL INVESTMENTS                                                 19,010  18,645
                                                                -------- -------
Cash and cash equivalents                                          2,591   1,482
Deferred acquisition costs (note 5)                                4,112   3,448
Deferred sales inducements (note 5)                                  231     228
Amounts due from affiliates                                        2,395   2,350
Amounts recoverable from reinsurers                                1,201     988
Other assets (Goodwill: 2005 - $54; 2004 - $62)                    1,430   1,044
Separate account assets                                           70,565  57,103
                                                                -------- -------
TOTAL ASSETS                                                    $101,535 $85,288
                                                                ======== =======
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                           $ 21,873 $21,447
Net deferred tax liabilities (note 6)                                610     569
Amounts due to affiliates                                          2,271     420
Other liabilities                                                  2,089   1,830
Separate account liabilities                                      70,565  57,103
                                                                -------- -------
TOTAL LIABILITIES                                                 97,408  81,369
                                                                ======== =======
Shareholder's Equity:
Capital stock (note 7)                                                 5       5
Additional paid-in capital                                         2,045   2,024
Retained earnings                                                  1,410   1,062
Accumulated other comprehensive income (note 4)                      667     828
                                                                -------- -------
TOTAL SHAREHOLDER'S EQUITY                                         4,127   3,919
                                                                -------- -------
TOTAL LIABILITIES AND SHAREHOLDE R'S EQUITY                     $101,535 $85,288
                                                                ======== =======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF INCOME


For the years ended December 31
(in millions)                                               2005   2004   2003
-------------                                              ------ ------ ------
Revenue:
   Premiums                                                $  870 $  943 $  955
   Fee income                                               1,764  1,369  1,107
   Net investment income                                    1,169  1,148  1,174
   Net realized investment gains                              209    285    160
   Other revenue                                                5      5      5
                                                           ------ ------ ------
TOTAL REVENUE                                               4,017  3,750  3,401
                                                           ------ ------ ------
Benefits and Expenses:
   Policyholder benefits and claims                         1,579  1,687  1,829
   Operating expenses and commissions                         892    715    654
   Amortization of deferred acquisition costs and
     deferred sales inducements                               322    358    227
   Interest expense                                            29     22     46
   Policyholder dividends                                     400    389    377
                                                           ------ ------ ------
TOTAL BENEFITS AND EXPENSES                                 3,222  3,171  3,133
                                                           ------ ------ ------
OPERATING INCOME BEFORE INCOME TAXES AND CHANGE
  IN ACCOUNTING PRINCIPLE                                     795    579    268
                                                           ------ ------ ------
INCOME TAX EXPENSE                                            247    168     77
                                                           ------ ------ ------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN
  ACCOUNTING PRINCIPLE                                        548    411    191
                                                           ------ ------ ------
CHANGE IN ACCOUNTING PRINCIPLE                                  -     48      -
                                                           ------ ------ ------
NET INCOME                                                 $  548 $  459 $  191
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                   Additional          Accumulated Other     Total
                                           Capital  Paid-in   Retained   Comprehensive   Shareholder's
(in millions)                               Stock   Capital   Earnings      Income          Equity
-----------------------------------------  ------- ---------- -------- ----------------- -------------
BALANCE, JANUARY 1, 2003                    $  5     $2,024    $  642      $    511        $  3,182
   Comprehensive income                        -          -       191           282             473
   Dividend to shareholder                     -          -       (80)            -             (80)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2003                     5      2,024       753           793           3,575
   Comprehensive income                        -          -       459            35             494
   Dividend to shareholder                     -          -      (150)            -            (150)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2004                     5      2,024     1,062           828           3,919
   Comprehensive income                        -          -       548          (161)            387
   Capital contribution from shareholder       -         13         -             -              13
   Transactions with affiliates (note 17)      -          8         -             -               8
   Dividend to shareholder                     -          -      (200)            -            (200)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2005                  $  5     $2,045    $1,410      $    667        $  4,127
                                            ====     ======    ======      ========        ========

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS


 For the years ended December 31,
 (in millions)                                         2005     2004     2003
 --------------------------------------------------- -------  -------  -------
 Net Income                                          $   548  $   459  $   191
 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Net realized gains                                     (209)    (285)    (160)
 Net depreciation, amortization of bond premium
   / discount and other investment related items          54        3       55
 Change in policyholder liabilities and accruals        (165)     521      421
 Deferral of acquisition costs and sales inducements    (976)    (901)    (648)
 Amortization of deferred acquisition costs
   and sales inducements                                 322      358      227
 Increase in deferred tax liability, net                 118      128      143
 Change in accounting principle                           --      (48)      --
 Change in other assets and other liabilities           (320)     152      334
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES                              $  (628) $   387  $   563
                                                     -------  -------  -------
 Investing Activities:
 Fixed-maturity securities sold, matured or repaid   $ 8,523  $ 9,218  $11,223
 Fixed-maturity securities purchased                  (9,294)  (9,277)  (9,715)
 Equity securities sold                                  153      209      530
 Equity securities purchased                            (261)    (159)    (166)
 Mortgage loans advanced                                (529)    (481)    (564)
 Mortgage loans repaid                                   508      335      307
 Real estate sold                                          9        3       --
 Real estate purchased                                   (35)    (212)    (197)
 Policy loans repaid (advanced), net                     480     (149)    (163)
 Short-term investments, net                            (112)    (170)    (262)
 Other investments, net                                   (6)      --       10
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   INVESTING ACTIVITIES                              $  (564) $  (683) $ 1,003
                                                     -------  -------  -------

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS - (CONTINUED)

For the years ended December 31,
(in millions)                                          2005     2004     2003
----------------------------------------------------- ------  -------  -------
Financing Activities:
Capital contribution from shareholder                 $   13        -        -
Net cash transferred related to Taiwan operations
  (note 17)                                              (24)       -        -
Deposits and interest credited to policyholder
  account balances                                     1,803  $ 1,836  $ 1,877
Withdrawals from policyholder account balances          (938)  (1,327)  (1,392)
Unearned revenue                                          49      120       85
Amounts due to (from) affiliates, net                  1,810      155   (1,516)
Principal repayment of amounts due to affiliates
  and shareholder                                         --       --     (416)
Net reinsurance recoverable                             (212)     172      132
Dividend paid to shareholder                            (200)    (150)     (80)
Repaid funds                                              --       --       (2)
                                                      ------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          $2,301  $   806  $(1,312)
                                                      ------  -------  -------
Increase in cash and cash equivalents during the year $1,109  $   510  $   254
Cash and cash equivalents at beginning of year         1,482      972      718
                                                      ------  -------  -------
BALANCE, END OF YEAR                                  $2,591  $ 1,482  $   972
                                                      ======  =======  =======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

1.   ORGANIZATION

     John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

     JH USA and its subsidiaries operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, and individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

  a) Basis of Presentation

     The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  b) Recent Accounting Standards

         Statement of Financial Accounting No. 155, Accounting for Certain Hybrid Instruments ("SFAS No. 155")

     In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155, which is an amendment of FASB Statements No. 133 and
     No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instruments. SFAS will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its consolidated financial position and results of operations of adopting SFAS 155.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

         Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales induced assets from extinguished contracts should no longer be deferred and charged off to expense.

     SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its consolidated financial position and results of operations of adopting SOP 05-1.

         Statement of Financial Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces APB Opinion
     No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

     SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

     SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

      SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS No. 123(R)")

     In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS No. 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

     The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its Parent granted to its employees and anticipates continuing to use this model upon the adoption of SFAS No. 123(R), on January 1, 2006.

     Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

        FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

     In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

     On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expanded Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

     FASB Interpretation 46 (revised December 2003 ) - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51("FIN 46R").

     In December 2003, the FASB issued FIN 46R, which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interests are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

     Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

     In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets are recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

     This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under this guidance, and that none of its relationships with VIEs are significant.

     Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $48 (net of tax of $26).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

        Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133
     Implementation Issue No. 36 - "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

     In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on its consolidated financial position, results of operations or cash flows.

  c) Investments

     The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the first in first out method, where the securities are deemed to have been sold in the same order as purchased. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c) Investments

       Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

       Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

    d) Derivatives

       All derivative instruments are reported on the consolidated balance sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

       For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $5 after tax, included in other comprehensive income as of December 31, 2005, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    e) Cash Equivalents

       The Company considers all highly liquid debt instruments purchased with a remaining maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    f) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable.

       The Company currently offers enhanced crediting rates or bonus payments to contractholders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    g) Policyholder Liabilities and Accruals

       Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

       For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

FOR JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  g) Policyholder Liabilities and Accruals (continued)

     For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

     For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2005, participating insurance expressed as a percentage of gross actuarial reserves and account values was 41.2%.

     For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2005, $8,743 (2004
     - $9,527) of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

     JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends was calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximated the earned amount and fair value as of December 31, 2005.

  h) Separate Accounts

     Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenues of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  i) Revenue Recognition

     Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

     Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

     Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

  j) Policyholder Benefits and Claims

     Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

  k) Reinsurance

     The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

     The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  l) Stock-Based Compensation

     Certain JH USA employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of JH USA.

  m) Income Taxes

     Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     JH USA joins its indirect parent, Manulife Holdings (Delaware) LLC, and its subsidiaries, with the exception of John Hancock Life Insurance Company of New York ("JH NY"), in filing a consolidated federal income tax return. JH NY files a separate federal income tax return.

     In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  n) Foreign Currency Translation

     The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

  o) Reclassifications

     Certain prior year balances have been reclassified to conform to the current year's presentation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME

  a) Fixed-Maturity and Equity Securities

     As of December 31, 2005, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                               Gross        Gross
                                              Unrealized Unrealized
                             Amortized Cost    Gains       Losses      Fair Value
                             --------------- ----------- ----------  ---------------
As of December 31,            2005    2004   2005  2004  2005  2004   2005    2004
------------------           ------- ------- ----  ----  ----  ----  ------- -------
Fixed-maturity securities:
U.S. government              $ 4,332 $ 3,308 $102  $111  $(35) $ (8) $ 4,399 $ 3,411
Foreign governments            1,019   1,063  221   203     -     -    1,240   1,266
Corporate                      5,723   5,882  321   494   (56)  (14)   5,988   6,362
Mortgage - backed securities     141     143    4     7    (2)   (1)     143     149
                             ------- ------- ----  ----  ----  ----  ------- -------
TOTAL FIXED-MATURITY
  SECURITIES                 $11,215 $10,396 $648  $815  $(93) $(23) $11,770 $11,188
                             ------- ------- ----  ----  ----  ----  ------- -------
EQUITY SECURITIES            $   478 $   382 $113  $ 91  $ (7) $ (7) $   584 $   466
                             ======= ======= ====  ====  ====  ====  ======= =======

     Proceeds from sales of fixed-maturity securities during 2005 were $8,293 (2004 - $8,860; 2003 - $10,986). Gross gains and losses of $214 and $64, respectively, were realized on those sales (2004 - $252 and $123, respectively; 2003 - $251 and $122, respectively). In addition during 2005, other-than-temporary impairments on fixed maturity securities of $0 (2004 - $0; 2003 - $10) were recognized in the consolidated statements of income.

     Proceeds from sales of equity securities during 2005 were $153 (2004 - $209; 2003 - $530). Gross gains and losses of $37 and $8, respectively, were realized on those sales (2004 - $35 and $28, respectively; 2003 - $181 and $147, respectively). In addition, during 2005 other-than-temporary impairments on equity securities of $14 (2004 - $10; 2003 - $51) were recognized in the consolidated statements of income.

     The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

     As of December 31, 2005, there were 366 (2004 - 114) fixed-income securities that have a gross unrealized loss of $93 (2004 - $23) of which the single largest unrealized loss was $4 (2004 - $2). The Company anticipates that these fixed-income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  a) Fixed-Maturity and Equity Securities (continued)

     As of December 31, 2005, there were 82 (2004 -69 ) equity securities that have a gross unrealized loss of $7 (2004 - $7) of which the single largest unrealized loss is $1 (2004 - $2). The Company anticipates that these equity securities will recover in value.

  Unrealized Losses on Fixed Maturity & Equity Securities - By Investment Age

                                         As of December 31, 2005
                           ---------------------------------------------------
                              Less than 12 months            12 months or more                  Total
                           -------------------------     -------------------------     ----------------------
                            Carrying                      Carrying                      Carrying
                            Value of                      Value of                      Value of
                           Securities                    Securities                    Securities
                           with Gross                    with Gross                    with Gross
                           Unrealized     Unrealized     Unrealized     Unrealized     Unrealized     Unrealized
Description of Securities:    Loss          Losses          Loss          Losses          Loss          Losses
-------------------------- ----------     ----------     ----------     ----------     ----------     ----------
 U.S. government             $1,731          $(31)          $237           $ (6)         $1,968         $ (37)
 Corporate                    1,525           (36)           574            (20)          2,099           (56)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 Total, fixed-maturities      3,256           (67)           811            (26)          4,067           (93)
 Equity securities               37            (4)            22             (3)             59            (7)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 TOTAL                       $3,293          $(71)          $833           $(29)         $4,126         $(100)
                             ======   =      ====    =      ====    =      ====    =     ======   =     =====

The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below:

As of December 31, 2005,                         Amortized Cost   Fair Value
----------------------------------------------   --------------   ----------
Fixed-maturity securities, excluding mortgage-backed securities:

   Due in one year or less....................      $   279        $   277
   Due after one year through five years......        1,040          1,059
   Due after five years through ten years.....        5,042          5,049
   Due after ten years........................        4,713          5,242
Mortgage-backed securities                              141            143
                                                    -------        -------
TOTAL FIXED - MATURITY SECURITIES                   $11,215        $11,770
                                                    =======        =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  b) Mortgage Loans

     Mortgage loans were reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                As of December 31,                2005    2004
                ----------------------            ----    ----
                IMPAIRED LOANS                    $ 82    $ 85
                                                  ----    ----
                Allowance, January 1              $ 10    $ 31
                Deductions                          (3)    (21)
                                                  ----    ----
                ALLOWANCE, DECEMBER 31            $  7    $ 10
                                                  ====    ====

     All impaired loans have been provided for and no interest is accrued on impaired loans.

  c) Investment Income

     Income by type of investment was as follows:

            For the years ended
            December 31,                 2005      2004      2003
            -------------------------   ------    ------    ------
            Fixed-maturity securities   $  705    $  692    $  737
            Equity securities               17        16        12
            Mortgage loans                 157       155       149
            Investment real estate          92        86        86
            Other investments              233       230       228
                                        ------    ------    ------
            Gross investment income      1,204     1,179     1,212
            Investment expenses            (35)      (31)      (38)
                                        ------    ------    ------
            NET INVESTMENT INCOME       $1,169    $1,148    $1,174
                                        ======    ======    ======

  d) Significant Equity Interests

     JH USA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby JH USA recognizes its proportionate share of Flex I net income or loss. In 2003, JH USA sold its 19.6% direct interest in Flex Leasing II, LLC ("Flex II"), which also had been accounted for using the equity method, for a realized gain of $1.

     As of September 30, 2005, total assets for Flex I were $283 (2004 - $290; 2003 - $296), and total liabilities were $217 (2004 - $230; 2003 - $237).
     For the year ended September 30, 2005, net loss was $3 (2004 - $3; 2003 - $5).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  e) Securities Lending

     The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2005, the Company had loaned securities (which are included in invested assets) with a carrying value and market value of approximately $3,609 and $3,636, respectively (2004 - $2,579 and $2,645, respectively).

4.   COMPREHENSIVE INCOME

  a) Comprehensive income was as follows:

      For the years ended December 31,                    2005     2004    2003
      -----------------------------------------------    -----    -----    -----
      Net income                                         $ 548    $ 459    $ 191
                                                         =====    =====    =====
      Other comprehensive income, net of DAC,
        deferred income taxes and other amounts
        required to satisfy policyholder liabilities:
         Unrealized holding (losses) gains arising
           during the year                                 (29)     118      209
         Minimum pension (liability) asset                 (21)      (1)      24
         Foreign currency translation                        -       57      131
         Less:
             Reclassification adjustment for
               realized gains and losses included
               in net income                               111      139       82
                                                         -----    -----    -----
      Other comprehensive (loss) income                   (161)      35      282
                                                         -----    -----    -----
      COMPREHENSIVE INCOME                               $ 387    $ 494    $ 473
                                                         =====    =====    =====

     Other comprehensive income is reported net of tax (benefit) expense of $(87), $11, and $81 for 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

4.   COMPREHENSIVE INCOME (CONTINUED)

  b) Accumulated other comprehensive income was comprised of the following:

            As of December 31,                        2005     2004
            --------------------------------------   -----    -----
            Unrealized gains :

               Beginning balance                     $ 619    $ 640
               Current period change                  (140)     (21)
                                                     -----    -----
               Ending balance                        $ 479    $ 619
                                                     -----    -----
            Minimum pension liability:

               Beginning balance                     $  (4)   $  (3)
               Current period change                   (21)      (1)
                                                     -----    -----
               Ending balance                        $ (25)   $  (4)
                                                     -----    -----
            Foreign currency translation:

               Beginning balance                     $ 213    $ 156
               Current period change                     -       57
                                                     -----    -----
               Ending balance                        $ 213    $ 213
                                                     -----    -----
            ACCUMULATED OTHER COMPREHENSIVE INCOME   $ 667    $ 828
                                                     =====    =====

  c) Net Unrealized Gains on Securities Available-for-Sale:

     Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

      As of December 31,                                        2005      2004
      ------------------------------------------------------   ------    ------
      Gross unrealized gains                                   $1,201     1,355
      Gross unrealized losses                                    (144)      (56)
      DAC and other amounts required to satisfy policyholder
        liabilities                                              (341)     (349)
      Deferred income taxes                                      (237)     (331)
                                                               ------    ------
      NET UNREALIZED GAINS ON SECURITIES
        AVAILABLE-FOR-SALE                                     $  479    $  619
                                                               ======    ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

5.   DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

     The components of the change in DAC were as follows:

      For the years ended December 31,                         2005       2004
      ----------------------------------------------------   -------    -------
      Balance, January 1                                     $ 3,448    $ 2,939
      Capitalization                                             940        806
      Amortization                                              (293)      (330)
      Transfer of Taiwan operations (note 17)                    (47)
      Change in accounting principle (note 2 a)                              14
      Effect of net unrealized gains on available-for-sale
        securities                                                64         19
                                                             -------    -------
      BALANCE, DECEMBER 31                                   $ 4,112    $ 3,448
                                                             =======    =======

     The components of the change in DSI were as follows:

  For the years ended December 31,                           2005    2004
  -------------------------------------------------------    ----    ----
  Balance, January 1                                         $228    $215
  Capitalization                                               36      41
  Amortization                                                (29)    (28)
  Transfer of Taiwan operations (note 17)                      (4)
                                                             ----    ----
  BALANCE, DECEMBER 31                                       $231    $228
                                                             ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES

     The components of income tax expense were as follows:

      For the years ended December 31, 2005 2004 2003
      -------------------------------- ---- ---- ----
      Current expense (benefit)        $119 $ 40 $(66)
      Deferred expense                  128  128  143
                                       ---- ---- ----
      TOTAL EXPENSE                    $247 $168 $ 77
                                       ==== ==== ====

     Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

     Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets and liabilities were as follows:

      Balances as of December 31,                            2005   2004
      ---------------------------                           ------ ------
      Deferred tax assets:
         Differences in computing policy reserves           $  777 $  704
         Investments                                             6      -
         Policyholder dividends payable                         11      -
         Net operating loss                                      -     69
         Other deferred tax assets                             176    113
                                                            ------ ------
      Deferred tax assets                                   $  970 $  886
                                                            ------ ------
      Deferred tax liabilities:
         Deferred acquisition costs                         $  889 $  735
         Unrealized gains on securities available-for-sale     364    465
         Premiums receivable                                    23     23
         Investments                                           283    229
         Reinsurance                                            20      2
         Other deferred tax liabilities                          1      1
                                                            ------ ------
      Deferred tax liabilities                              $1,580 $1,455
                                                            ------ ------
      NET DEFERRED TAX LIABILITIES                          $  610 $  569
                                                            ====== ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES (CONTINUED)

     As of December 31, 2005, the Company had utilized all available operating loss carry forwards from prior years. As of December 31, 2005, the Company had $26 of tax credits available with no expiration date. As of December 31, 2004 and December 31, 2003, the Company had operating loss carry forwards of $198 and $508, respectively, and $4 and $3, respectively, of tax credits.

     The Company made income tax payments of $66, $4, and $5 in 2005, 2004, and 2003, respectively.

7.   SHAREHOLDER'S EQUITY

     Capital stock is comprised of the following:

                                                           2005 2004
                                                           ---- ----
         Authorized:
            50,000,000 Preferred shares, Par value $ 1.00    -    -
            50,000,000 Common shares, Par value $ 1.00       -    -
         Issued and outstanding:
            100,000 Preferred shares                         -    -
            4,728,934 Common shares                         $5   $5

     JH USA and its life insurance subsidiary are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

     Net income and capital and surplus, as determined in accordance with U.S.statutory accounting principles for JH USA and its life insurance subsidiary were as follows:

                                                 US Statutory Basis
     For the years ended December 31,       2005        2004        2003
     --------------------------------       ---- ------------------ ----
     John Hancock Life Insurance Company
       (U.S.A.):
        Net income                          $ 11       $  304       $289
        Capital and surplus                  945        1,165        954

     John Hancock Life Insurance Company of
       New York:
        Net income                          $ 13       $   21       $  2
        Capital and surplus                  101           51         52

     As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

     As of December 31, 2005, assets in the amount of $9 (2004-$7) were on deposit with government authorities or trustees as required by law.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS

  a) Employee Retirement Plans

     The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

     Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

     Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum.

     Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     As of December 31, 2005 and 2004, the projected benefit obligation to the participants of the Plan was $85 (2004-$78), and the accumulated benefit obligation was $74 (2004-$69) which was based on an assumed interest rate of 5.5% (2004-5.75%). The fair value of the Plan assets totaled $71 as of December 31, 2005 (2004-$74).

     The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  a) Employee Retirement Plans (continued)

     Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

     Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

     As of December 31, 2005, the projected benefit obligation to the participants of the Supplemental Plan was $33 (2004 - $28), which was based on an assumed interest rate of 5.5% (2004 - 5.75%).

  b) 401(k) Plan

     The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $4 and $2 in 2005 and 2004, respectively.

  c) Post-retirement Benefit Plan

     In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

     The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2005, the benefit obligation of the postretirement benefit plan was $35 (2004 - $30), which was based on an assumed interest rate of 5.5% (2004 - 5.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2005 were $4 (2004 - $3).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

     Pension plans based in the United States require annual valuations, with the most recent valuations performed as of January 1, 2005.

     Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                       Employee    Post-retirement
                                                                      Retirement     Benefit
                                                                         Plans        Plan
                                                                     ------------  --------------
       As of December 31,                                             2005   2004  2005    2004
       ------------------                                            -----  -----  ----    ----
       Change in benefit obligation

       Benefit obligation at beginning of year                       $(106) $(102) $(30)   $(29)
       Service cost                                                     (6)    (5)   (2)     (1)
       Interest cost                                                    (6)    (6)   (2)     (2)
       Actuarial loss                                                   (8)     -    (1)      -
       Plan amendments                                                   -      -    (1)      -
       Impact of Medicare                                                -      -     -       1
       Benefits paid                                                     8      7     1       1
                                                                     -----  -----   ----    ----
       Benefit obligation at end of year                             $(118) $(106) $(35)   $(30)
                                                                     -----  -----   ----    ----
       Change in plan assets
       Fair value of plan assets at beginning of year                $  74  $  71  $  -    $  -
       Actual return on plan assets                                      3      9     -       -
       Employer contribution                                             2      1     1       1
       Benefits paid                                                    (8)    (7)   (1)     (1)
                                                                     -----  -----   ----    ----
       Fair value of plan assets at end of year                         71  $  74  $  -    $  -
                                                                     -----  -----   ----    ----
       Funded status                                                 $ (47) $ (32) $(35)   $(30)
       Unrecognized actuarial loss (gain)                               53     45    (4)     (6)
       Unrecognized prior service cost                                   2      3     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   8  $  16  $(39)   $(36)
                                                                     =====  =====   ====    ====
       Amounts recognized in consolidated balance sheets consist of:
          Prepaid benefit cost                                       $  30  $  36  $  -    $  -
          Accrued benefit liability                                    (63)   (26)  (39)    (37)
          Intangible asset                                               2      -     -       -
          Accumulated other comprehensive income                        38      6     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   7  $  16  $(39)   $(37)
                                                                     =====  =====   ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Weighted-average assumptions used to determine net benefit obligation:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------- -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.50% 5.75%  5.50%   5.75%
     Rate of compensation increase                 4.00% 4.00%   N/A     N/A
     Health care trend rate for following year                 10.00%  10.50%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     Weighted-average assumptions used to
       determine net periodic benefit cost:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------  -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.75% 6.00%  5.75%   6.00%
     Expected return on plan assets                8.25% 8.25%   N/A     N/A
     Rate of compensation increase                 4.00% 5.00%   N/A     N/A
     Health care trend rate for following year                 10.50%  11.00%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     As of December 31, 2005 and 2004, the accrued post-retirement benefit plan obligation was $35 and $30, respectively. The post-retirement benefit obligation for eligible active employees was $4. The amount of the post-retirement benefit obligation for ineligible active employees was $4. For measurement purposes as of December 31, 2005, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

                                                                       Other
                                                            Pension  Postretirement
                                                           Benefits  Benefits
                                                           --------  --------------
  As of December 31,                                       2005 2004 2005    2004
  ------------------                                       ---- ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost                                             $ 6  $ 5  $ 2      $1
  Interest cost                                              6    6    2       2
  Expected return on plan assets                            (5)  (6)   -       -
  Amortization of net transition obligation                  -   (1)   -       -
  Prior service cost amortization                            -    -    1       -
  Actuarial gain/loss amortization                           3    -   (1)      -
  Recognized actuarial loss                                  -    3    -       -
                                                           ---  ---  ---      --
  NET PERIODIC BENEFIT COST                                $10  $ 7  $ 4      $3
                                                           ===  ===  ===      ==

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $33, $30, and $0, respectively, as of December 31, 2005 and $28, $26 and $0, respectively, as of December 31, 2004.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2005 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation                  $3                $(2)

     No contributions are anticipated during the next ten years and the expected benefit payments for the next ten years are as follows:

     Projected Employer Pension Benefits Payment

                                 Total      Total
                       Year    Qualified Nonqualified Total
                     --------- --------- ------------ -----
                     2006         $ 6        $ 2       $ 8
                     2007           7          2         9
                     2008           7          2         9
                     2009           7          3        10
                     2010           7          3        10
                     2011-2015     37         15        52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Projected Employer Postretirement Benefits Payment (includes Future Service Accruals)

                                   Net of Medicare Part D
          Year      Gross Payments        Subsidy         Net Payments
          ----      -------------- ---------------------- ------------
          2006           $ 2                 $-               $ 2
          2007             2                  -                 2
          2008             2                  -                 2
          2009             2                  -                 2
          2010             2                  -                 2
          2011-2015       13                  1                12

e)   Plan Assets

     The weighted average assets for the Company's U.S. Cash Balance Plan as of December 31, 2005 and December 31, 2004, by asset category were as follows:

                                                                  Plan Assets
                                                                  ----------
     As of December 31,                                           2005  2004
     -----------------------------------------------------------  ----  ----
     Equity Securities                                             65%   63%
     Debt Securities                                               31%   33%
     Real Estate                                                    4%    4%
                                                                  ---   ---
     TOTAL                                                        100%  100%
                                                                  ===   ===

     The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages included a 50% to 80% range for equity securities with a target allocation of 65% and a range of 20% to 50% for debt securities with a target allocation of 35%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

     Overall Guidelines

     . No more than 5% of the market value of the total assets can be invested in any one company's securities.

     . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

     . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

     . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the Employee Retirement Income Security Act are prohibited.

     . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

         The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                       Years Ended December 31,
                                                       --------------------------------------------------------
                                                                   2005                         2004
                                                       ---------------------------  ---------------------------
                                                       Qualified Nonqualified       Qualified Nonqualified
                                                         Plans      Plans     Total   Plans      Plans     Total
                                                       --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year                    $ 85        $ 33     $118     $78        $ 28     $106
Fair value of plan assets at end of year                   71           -       71      74           -       74
Funded status (assets less obligations)                   (14)        (33)     (47)     (4)        (28)     (32)
Unrecognized net actuarial loss                            42          11       53      38           7       45
Unrecognized prior service cost                             2           -        2       2           1        3
                                                         ----        ----     ----     ---        ----     ----
Prepaid (accrued) benefit cost                           $ 30        $(22)    $  8     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost                                     $ 30           -     $ 30     $36           -     $ 36
Accrued benefit liability including minimum liability     (33)       $(30)     (63)      -        $(26)     (26)
Intangible asset                                            2           -        2       -           -        -
Accumulated other comprehensive income                     31           7       38       -           6        6
                                                         ----        ----     ----     ---        ----     ----
Net amount recognized                                    $ 30        $(23)    $  7     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Components of net periodic benefit cost:
Service cost                                             $  5        $  1     $  6     $ 4        $  1     $  5
Interest cost                                               4           2        6       4           2        6
Expected return on plan assets                             (6)          -       (6)     (6)          -       (6)
Amortization of transition asset                            -           -        -      (1)          -       (1)
Actuarial (gain)/loss amortization                          3           1        4       3           -        3
                                                         ----        ----     ----     ---        ----     ----
Net periodic benefit cost                                $  6        $  4     $ 10     $ 4        $  3     $  7
                                                         ====        ====     ====     ===        ====     ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

9.   STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. In 2000, MFC also granted deferred share units (the "DSUs") to certain employees under the ESOP. The DSUs vested over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. In 2005, DSUs were issued to certain employees who elected to defer their annual bonus, in part or otherwise, under the ESOP. These DSUs vested immediately upon grant and entitle the holder to receive payment equal to the value of the same number of common shares plus credited dividends upon retirement or termination of employment. No DSUs were granted during 2004. JH USA recorded compensation expense for the year ended December 31, 2005 of $5 related to DSUs granted by MFC to its employees (2004 - $2; 2003 - $1).

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors in which JH USA employees can participate. Under this plan, qualifying employees of JH USA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions to certain maximums. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of JH USA employees are charged and expensed to JH USA via the service agreement between JH USA and MFC.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized. The Company recorded compensation expense related to RSUs of $28 for the year ended December 31, 2005 (2004 - $3; 2003 - $1).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets as of December 31, 2005 and 2004 was $8 and $26, respectively, and is reported on the consolidated balance sheets in other assets.

The fair value of derivative instruments classified as liabilities as of December 31, 2005 and 2004 was $41 and $43, respectively, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges. The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency arising from its balance sheet assets and liabilities. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the year ended December 31, 2005, the Company recognized a net loss of $0 (2004 - $1; 2003 - $2) related to the ineffective portion of its fair value cross currency hedges.

Cash Flow Hedges. The Company uses interest rate swaps to hedge variable cash flows arising from floating-rate assets held on the balance sheet. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

Derivatives Not Designated as Hedging Instruments. The Company uses interest rate swaps, interest rate floors, and cross currency swaps to reduce exposure to interest rates and foreign exchange arising from on-balance sheet assets without designating the derivatives as hedging instruments. Interest rate floors involve an initial payment/receipt of premium as well as potential interest payments depending on interest rate movements.

Outstanding derivative instruments were as follows:

                                             Notional or      Carrying
                                            Contract Amounts    Value    Fair Value
                                            ---------------- ----------  ----------
As of December 31,                           2005     2004   2005  2004  2005  2004
-------------------------------------------  ------  ------  ----  ----  ----  ----
Interest rate and currency swaps and floors $1,694   $1,491  $(39) $(41) $(39) $(41)
Interest rate options written                   12       12     -    (1)    -    (1)
Equity contracts                                 5        3     -     -     -     -
Currency forwards                              258      356     6    25     6    25
                                             ------  ------  ----  ----  ----  ----
TOTAL DERIVATIVES                           $1,969   $1,862  $(33) $(17) $(33) $(17)
                                             ======  ======  ====  ====  ====  ====

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of the Company's financial instruments as of December 31 were as follows:

                                             Carrying Value    Fair Value
                                             --------------- ---------------
    As of December 31,                        2005    2004    2005    2004
    ---------------------------------------  ------- ------- ------- -------
    Assets:
       Fixed-maturity and equity securities  $12,354 $11,654 $12,354 $11,654
       Mortgage loans                          2,410   2,367   2,475   2,516
       Policy loans                            2,187   2,681   2,187   2,681
       Short-term investments                    549     436     549     436
       Derivative financial instruments            8      26       8      26
    Liabilities:
       Insurance investment contracts          2,355   2,337   2,322   2,309
       Derivative financial instruments           41      43      41      43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following methods and assumptions were used to estimate the fair values of the above financial instruments:

     Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

     Policy loans: Carrying values approximate fair values.

     Short-term investments: Fair values of short-term investments were based on quoted market prices.

     Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

     Derivative financial instruments: Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

12.  RELATED PARTY TRANSACTIONS

     The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $352 in 2005 (2004 - $281; 2003 - $254).

     There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     During 2005, the Company paid dividends of $200 to its shareholder, The Manufacturers Investment Corporation ("MIC"). During 2005, the Company received dividends of $165 from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $89 from another subsidiary, John Hancock Distributors, LLC ("JHD").

     MFC also provides a claims paying guarantee to certain U.S. policyholders.

     On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $338 in 2005 (2004 - $169; 2003 - $123), which was classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2005 was $423 (2004 - $374).

     On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

     On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates was $2,469 (2004 - $2,371) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

     Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005. On December 30, 2002, the Company repaid $176 of the original principal balance. The principal balance outstanding as of December 31, 2005 and 2004 was $74.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005.

     During 1997 and 1998, the Company issued four surplus debentures for $390 with interest rates ranging from 7.93% to 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made. On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 for 2003. No amount was owed to MIC as of December 31, 2005 or 2004.

     Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned U.S. $83 (Cdn. $125) to MLI. Interest was calculated at a rate of 5.6% per annum and was payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

     As of December 31, 2005 and 2004, the Company had one inter-company note receivable from MRL with a carrying value of $18. The loan matures on May 11, 2006 and bears interest at a floating 3-month LIBOR plus 60 basis points. The interest rate as of December 31, 2005 was 5.09%.

     The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second Liquidity Pool Agreement, effective May 27, 2005, allows John Hancock Financial Services, Inc., and subsidiaries (JHFS) acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  December 31, December 31,
     Affiliate                                        2005         2004
     ---------                                    ------------ ------------
     Manulife Investment Corporation                $    78       $  51
     Manulife Reinsurance Ltd                            46          65
     Manulife Reinsurance (Bermuda) Ltd                  74         222
     Manulife Hungary Holdings KFT                       20           4
     Manulife Insurance Company                          15
     John Hancock Life Insurance Company              1,500
     John Hancock Variable Life Insurance Company       136
     John Hancock Reassurance Co, Ltd.                  224
     John Hancock Financial Services, Inc.               82
     The Berkeley Financial Group, LLC                    8
     John Hancock Signature Services, Inc.                9
                                                    -------       -----
     Total                                          $ 2,192       $ 342
                                                    =======       =====

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

13.  REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

     Reinsurance premiums are included in premium revenue as follows:

      For the years ended December 31,               2005   2004    2003
      --------------------------------              -----  -----  -------
      Direct premiums                               $ 865  $ 900  $ 1,011
      Reinsurance assumed                             329    335      309
      Reinsurance ceded                              (324)  (292)    (365)
                                                    -----  -----  -------
      TOTAL PREMIUMS                                $ 870  $ 943  $   955
                                                    =====  =====  =======

     Reinsurance recoveries on ceded reinsurance contracts were $336, $281 and $309 during 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS

     The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

     During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, while changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's consolidated statements of income.

     The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contractholder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2005, 44% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 56% on a proportional basis.

     In May 1998 the Company introduced a Guaranteed Income Benefit Rider
     (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

     In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider (GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     As of December 31, 2005 and 2004, the Company had the following variable contracts with guarantees:

As of December 31,                                                     2005     2004
------------------                                                   -------  -------
Return of net deposits
   Account value                                                     $ 6,976  $ 4,093
   Net amount at risk - gross                                        $     7  $    11
   Net amount at risk - net                                          $     1  $     2

Return of net deposits plus a minimum return
   Account value                                                     $   842  $   896
   Net amount at risk - gross                                        $   176  $   178
   Net amount at risk - net                                                -  $     1
   Guaranteed minimum return rate                                          5%       5%

Highest anniversary account value minus withdrawals post-anniversary
   Account value                                                     $26,828  $22,637
   Net amount at risk - gross                                        $ 1,865  $ 2,275
   Net amount at risk - net                                          $    81  $    90

Guaranteed Minimum Income Benefit
   Account value                                                     $11,477  $11,420
   Net amount at risk - gross                                        $ 1,332  $ 1,277
   Net amount at risk - net                                          $    25  $    21

Guaranteed Minimum Withdrawal Benefit
   Account value                                                     $10,179  $ 3,187
   Net amount at risk - gross                                        $     3        -
   Net amount at risk - net                                          $     3        -

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

     For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (dollars in billions), as of December 31, 2005 and 2004, respectively:

                                                                 December 31, December 31,
    Asset Class                         Index                        2005         2004
-------------------- ------------------------------------------- ------------ ------------
Large Cap Equity     S&P 500                                         9.90         9.65
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       4.31         1.93
High Yield Bond      Ibbottson Domestic High Yield Bond               .58         0.72
Balanced             60% Large Cap Equity, 40% High Quality Bond    14.35         8.58
Small Cap Equity     Ibbottson US Small Cap Stock                    3.37         4.02
International Equity MSCI EAFE                                       1.31         1.18
Global Equity        MSCI World                                       .56         0.38
Real Estate          NAREIT                                           .32         0.35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     The reserve roll forwards for the separate accounts as of December 31, 2005 and 2004 are shown below:

                                                                       Guaranteed
                                         Guaranteed     Guaranteed      Minimum
                                       Minimum Death  Minimum Income   Withdrawal
                                       Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                       -------------- -------------- -------------- ------
      Balance at January 1, 2004            $ 66          $  136         $   -      $  202
      Incurred Guarantee Benefits            (42)              -             -         (42)
      Other Reserve Changes                   41             (15)          (24)          2
      Balance at December 31, 2004            65             121           (24)        162
      Reinsurance Recoverable                 26             194             -         220
      Net Balance at December 31, 2004      $ 39          $  (73)        $ (24)     $  (58)

      Balance at January 1, 2005            $ 65          $  121         $ (24)     $  162
      Incurred Guarantee Benefits            (81)              -             -         (81)
      Other Reserve Changes                   91              48            10         149
      Balance at December 31, 2005            75             169           (14)        230
      Reinsurance Recoverable                 36             356             -         392
      Net Balance at December 31, 2005      $ 39          $ (187)        $ (14)     $ (162)

     The gross reserves for both GMDB and GMIB were determined using SOP 03-1, whereas the gross reserve for GMWB was determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

     . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

     . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

     .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

     . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

     .   Partial withdrawal rates are approximately 4% per year.

     . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.0% for SFAS 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

15.  CONTINGENCIES AND COMMITMENTS

     The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

     As of December 31, 2005, the Company had outstanding commitments involving nine mortgage applications in the United States for a total of $38 to be disbursed in 2006.

     During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows:

                     Year                           Amount
                     -----------------------------  ------
                        2006                         $ 14
                        2007                           12
                        2008                            9
                        2009                            5
                        2010                            3
                     Thereafter                         9
                                                     ----
                     Total                           $ 52
                                                     ----

     There were no other material operating leases in existence at the end of 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

     Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

     Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     The following tables summarize selected financial information by segment for the periods indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2005:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,207   $  1,225   $   207    $  2,639
   Net investment income                                           723        220       226       1,169
   Net realized investment and other gains                          92         32        85         209
                                                              --------   --------   -------    --------
   Revenues                                                   $  2,022   $  1,477   $   518    $  4,017
                                                              ========   ========   =======    ========
Net Income:                                                   $    151   $    272   $   125    $    548
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       38          38
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $     74   $    243         5         322
   Interest expense                                                            26         3          29
   Income tax expense                                               81         95        71         247
   Segment assets                                             $ 17,675   $ 76,219   $ 7,641    $101,535

For the year ended December 31, 2004:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,095   $    931   $   291    $  2,317
   Net investment income                                           713        230       205       1,148
   Net realized investment and other gains                         184         52        49         285
                                                              --------   --------   -------    --------
   Revenues                                                   $  1,992   $  1,213   $   545    $  3,750
                                                              ========   ========   =======    ========
Net Income:                                                   $    161   $    131   $   167    $    459
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $    150   $    194        14         358
   Interest expense                                                            20         2          22
   Income tax expense                                               53         21        94         168
   Segment assets                                             $ 16,785   $ 62,662   $ 5,841    $ 85,288

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2003:

                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $ 1,079    $   740    $  248     $ 2,067
   Net investment income                                          717        237       220       1,174
   Net realized investment and other gains                         43         19        98         160
                                                              -------    -------    ------     -------
   Revenues                                                   $ 1,839    $   996    $  566     $ 3,401
                                                              =======    =======    ======     =======
Net Income:                                                   $    29    $    52    $  110     $   191
                                                              =======    =======    ======     =======
Supplemental Information:

   Equity in net income of investees accounted for by the
     equity method                                                                  $    8     $     8
   Carrying value of investments accounted for by the
     equity method                                                                      42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $   100    $   112        15         227
   Interest expense                                                           13        33          46
   Income tax expense (benefit)                                    19         (7)       65          77
   Segment assets                                             $14,822    $49,559    $5,296     $69,677

17. TAIWAN BRANCH TRANSFER (AND SUBSEQUENT REINSURANCE OF TAIWAN BUSINESS BACK TO THE COMPANY)

     Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 and liabilities of $176 were transferred. The loss on the intercompany transfer of $77 (net of tax benefit of $42) was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid-in capital.

     During the fourth quarter of 2005 a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152, assumed policyholder liabilities of $123, and received a ceding commission of $102. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 (net of tax expense of $46) was recorded as an increase to additional paid-in capital.

     The net effect on the Company's additional paid-in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8.

     Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 (net of tax benefit of $5). This activity has been reported in the Company's 2005 consolidated statement of income.

John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

Audited Financial Statements

Years ended December 31, 2005 and 2004 with Report of Independent Registered Public Accounting Firm

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                         Audited Financial Statements

                    Years ended December 31, 2005 and 2004

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity............................  3
Statements of Operations and Changes in Contract Owners' Equity............  8
Notes to Financial Statements.............................................. 52

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

We have audited the accompanying statement of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) (comprising of the 500 Index Trust, 500 Index Trust B, Active Bond Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Bond Index Trust B, Capital Appreciation Trust, Classic Value Trust, Core Bond Trust, Core Equity Trust, Core Value Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Global Equity Select Trust, Growth & Income Trust, Growth & Income Trust II, Health Sciences Trust, High Grade Bond Trust, High Yield Trust, Income & Value Trust, International Equity Index Trust B, International Equity Select Trust, International Opportunities Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Managed Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Mid Value Trust, Money Market Trust B, Money Market Trust, Natural Resources Trust, Overseas Trust, Overseas Equity Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Select Growth Trust, Small Cap Trust, Small Cap Growth Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Value Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Small-Mid Cap Trust, Small-Mid Cap Growth Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Global Leaders Growth Trust, U.S. Government Securities Trust, U.S. High Yield Bond Trust, U.S. Large Cap Trust, Utilities Trust and Value Trust sub-accounts) of John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) at December 31, 2005, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.

                                                              Ernst & Young LLP

Toronto, Canada
March 24, 2006

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                Statement of Assets and Contract Owners' Equity

                               December 31, 2005

Assets
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       500 Index Trust Series 1 - 3,933,093 shares (cost
         $35,772,241).............................................. $42,477,407
       500 Index Trust B Series 0 - 3,425,945 shares (cost
         $50,531,557)..............................................  54,369,746
       Active Bond Trust Series 1 - 1,183,278 shares (cost
         $11,365,662)..............................................  11,513,291
       Aggressive Growth Trust Series 1............................          --
       All Cap Core Trust Series 1 - 875,385 shares (cost
         $11,220,986)..............................................  15,056,619
       All Cap Growth Trust Series 1 - 975,221 shares (cost
         $13,192,480)..............................................  16,315,444
       All Cap Value Trust Series 1 - 199,709 shares (cost
         $2,697,224)...............................................   2,935,720
       American Blue Chip Income and Growth Trust Series 1 -
         253,210 shares (cost $3,854,737)..........................   4,051,366
       American Bond Trust Series 1 - 4,025 shares (cost
         $49,954)..................................................      50,313
       American Growth Trust Series 1 - 1,031,123 shares
         (cost $17,702,748)........................................  20,601,851
       American Growth-Income Trust Series 1 - 479,964 shares
         (cost $7,775,166).........................................   8,548,154
       American International Trust Series 1 - 704,751 shares
         (cost $12,688,986)........................................  15,109,849
       Blue Chip Growth Trust Series 0 - 90 shares (cost
         $1,619)...................................................       1,594
       Blue Chip Growth Trust Series 1 - 2,213,367 shares
         (cost $33,874,344)........................................  39,243,002
       Bond Index Trust B Series 0 - 1 share (cost $6).............           6
       Capital Appreciation Trust Series 0 - 64 shares (cost
         $650).....................................................         640
       Capital Appreciation Trust Series 1 - 530,717 shares
         (cost $4,822,709).........................................   5,317,782
       Classic Value Trust Series 0 - 121 shares (cost $1,832).....       1,747
       Classic Value Trust Series 1 - 389,464 shares (cost
         $5,723,274)...............................................   5,596,604
       Core Bond Trust Series 1 - 1,341 shares (cost $16,863)......      16,947
       Core Equity Trust Series 1 - 60,991 shares (cost
         $858,913).................................................     919,134
       Core Value Trust Series 1...................................          --
       Diversified Bond Trust Series 1.............................          --
       Dynamic Growth Trust Series 0 - 3 shares (cost $19).........          19
       Dynamic Growth Trust Series 1 - 1,394,721 shares (cost
         $5,818,457)...............................................   7,587,284
       Emerging Growth Trust Series 1 - 77,154 shares (cost
         $1,292,674)...............................................   1,367,168
       Emerging Small Company Trust Series 0 - 68 shares
         (cost $2,080).............................................       2,044
       Emerging Small Company Trust Series 1 - 1,782,157
         shares (cost $50,420,807).................................  53,821,139
       Equity-Income Trust Series 0 - 2,143 shares (cost
         $36,129)..................................................      36,113
       Equity-Income Trust Series 1 - 3,128,261 shares (cost
         $45,747,025)..............................................  52,773,756
       Equity Index Trust Series 1.................................          --
       Financial Services Trust Series 0 - 25 shares (cost
         $385).....................................................         385
       Financial Services Trust Series 1 - 188,727 shares
         (cost $2,470,273).........................................   2,889,405
       Fundamental Value Trust Series 0 - 102 shares (cost
         $1,567)...................................................       1,557
       Fundamental Value Trust Series 1 - 861,217 shares
         (cost $11,323,346)........................................  13,193,852

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       Global Trust Series 0 - 363 shares (cost $5,903)............ $     5,867
       Global Trust Series 1 - 787,781 shares (cost
         $9,529,934)...............................................  12,738,420
       Global Allocation Trust Series 0 - 68 shares (cost
         $768).....................................................         771
       Global Allocation Trust Series 1 - 163,024 shares
         (cost $1,585,453).........................................   1,855,210
       Global Bond Trust Series 0 - 120 shares (cost $1,689).......       1,721
       Global Bond Trust Series 1 - 434,816 shares (cost
         $6,474,372)...............................................   6,248,309
       Global Equity Select Trust Series 1.........................          --
       Growth & Income Trust Series 0 - 271 shares (cost
         $6,238)...................................................       6,151
       Growth & Income Trust Series 1 - 1,980,190 shares
         (cost $49,931,281)........................................  44,970,116
       Growth & Income Trust II Series 0 - 2,922 shares (cost
         $37,742)..................................................      37,698
       Health Sciences Trust Series 0 - 16 shares (cost $235)......         256
       Health Sciences Trust Series 1 - 451,939 shares (cost
         $6,526,491)...............................................   7,226,506
       High Grade Bond Trust Series 1..............................          --
       High Yield Trust Series 0 - 262 shares (cost $2,675)........       2,697
       High Yield Trust Series 1 - 1,540,749 shares (cost
         $15,535,006)..............................................  15,900,525
       Income & Value Trust Series 0 - 57 shares (cost $650).......         644
       Income & Value Trust Series 1 - 3,110,401 shares (cost
         $31,770,293)..............................................  35,365,263
       International Equity Index Trust B Series 0 - 106
         shares (cost $1,746)......................................       1,804
       International Equity Index Trust B Series 1 - 284,357
         shares (cost $4,207,587)..................................   4,876,719
       International Equity Select Trust Series 1..................          --
       International Opportunities Trust Series 0 - 35 shares
         (cost $541)...............................................         541
       International Opportunities Trust Series 1 - 11,505
         shares (cost $160,468)....................................     178,679
       International Small Cap Trust Series 0 - 152 shares
         (cost $2,831).............................................       2,923
       International Small Cap Trust Series 1 - 688,852
         shares (cost $12,370,004).................................  13,253,506
       International Stock Trust Series 0 - 137 shares (cost
         $1,703)...................................................       1,747
       International Stock Trust Series 1 - 1,998,149 shares
         (cost $18,724,342)........................................  25,536,350
       International Value Trust Series 0 - 62 shares (cost
         $992).....................................................         993
       International Value Trust Series 1 - 1,749,683 shares
         (cost $24,540,867)........................................  27,977,424
       Investment Quality Bond Trust Series 1 - 1,680,937
         shares (cost $20,159,080).................................  20,137,630
       Large Cap Trust Series 1 - 857 shares (cost $11,325)........      12,109
       Large Cap Growth Trust Series 0 - 59 shares (cost $587).....         587
       Large Cap Growth Trust Series 1 - 1,942,958 shares
         (cost $17,912,597)........................................  19,468,440
       Large Cap Value Trust Series 0 - 152 shares (cost
         $3,293)...................................................       3,297
       Large Cap Value Trust Series 1 - 284,773 shares (cost
         $5,603,195)...............................................   6,179,567

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       Lifestyle Aggressive 1000 Trust Series 0 - 9,715
         shares (cost $129,525).................................... $   130,860
       Lifestyle Aggressive 1000 Trust Series 1 - 1,244,164
         shares (cost $13,456,100).................................  16,746,448
       Lifestyle Balanced 640 Trust Series 0 - 23,791 shares
         (cost $327,536)...........................................     331,175
       Lifestyle Balanced 640 Trust Series 1 - 3,758,241
         shares (cost $45,486,274).................................  52,277,135
       Lifestyle Conservative 280 Trust Series 0 - 7 shares
         (cost $100)...............................................         100
       Lifestyle Conservative 280 Trust Series 1 - 488,681
         shares (cost $6,378,831)..................................   6,558,099
       Lifestyle Growth 820 Trust Series 0 - 42,288 shares
         (cost $592,818)...........................................     594,998
       Lifestyle Growth 820 Trust Series 1 - 5,308,180 shares
         (cost $63,189,129)........................................  74,633,010
       Lifestyle Moderate 460 Trust Series 0 - 4,586 shares
         (cost $60,734)............................................      61,229
       Lifestyle Moderate 460 Trust Series 1 - 749,167 shares
         (cost $9,371,682).........................................  10,001,375
       Managed Trust Series 0 - 20,463 shares (cost $279,585)......     278,099
       Mid Cap Core Trust Series 0 - 73 shares (cost $1,228).......       1,222
       Mid Cap Core Trust Series 1 - 72,578 shares (cost
         $1,201,144)...............................................   1,219,318
       Mid Cap Index Trust Series 0 - 421 shares (cost $7,656).....       7,602
       Mid Cap Index Trust Series 1 - 537,362 shares (cost
         $8,100,536)...............................................   9,699,379
       Mid Cap Stock Trust Series 0 - 34 shares (cost $496)........         531
       Mid Cap Stock Trust Series 1 - 1,398,214 shares (cost
         $17,985,587)..............................................  21,770,196
       Mid Cap Value Trust Series 0 - 200 shares (cost $3,791).....       3,757
       Mid Cap Value Trust Series 1 - 1,168,181 shares (cost
         $19,491,429)..............................................  21,996,856
       Mid Value Trust Series 0 - 4 shares (cost $47)..............          48
       Money Market Trust B Series 0 - 1,621,499 shares (cost
         $1,621,499)...............................................   1,621,499
       Money Market Trust Series 1 - 8,114,978 shares (cost
         $81,149,775)..............................................  81,149,775
       Natural Resources Trust Series 0 - 23 shares (cost
         $689).....................................................         730
       Natural Resources Trust Series 1 - 285,314 shares
         (cost $7,144,798).........................................   8,987,378
       Overseas Trust Series 1.....................................          --
       Overseas Equity Trust Series 0 - 2 shares (cost $26)........          27
       Pacific Rim Trust Series 0 - 51 shares (cost $579)..........         600
       Pacific Rim Trust Series 1 - 1,110,324 shares (cost
         $10,143,403)..............................................  13,146,240
       Quantitative All Cap Trust Series 0 - 1 share (cost
         $14)......................................................          14
       Quantitative All Cap Trust Series 1 - 25,442 shares
         (cost $411,065)...........................................     421,060
       Quantitative Mid Cap Trust Series 0 - 427 shares (cost
         $6,082)...................................................       6,276
       Quantitative Mid Cap Trust Series 1 - 96,745 shares
         (cost $1,219,095).........................................   1,420,217
       Quantitative Value Trust Series 1 - 38,409 shares
         (cost $563,583)...........................................     582,273
       Real Estate Securities Trust Series 0 - 1,404 shares
         (cost $34,873)............................................      34,872
       Real Estate Securities Trust Series 1 - 1,823,528
         shares (cost $33,885,311).................................  45,351,144

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

 Assets (continued)
 Investments at fair value:
    Sub-accounts invested in John Hancock Trust (formerly
      Manufacturers Investment Trust) portfolios:
        Real Return Bond Trust Series 0 - 94 shares (cost
          $1,272).................................................. $     1,269
        Real Return Bond Trust Series 1 - 187,776 shares (cost
          $2,547,010)..............................................   2,544,365
        Science & Technology Trust Series 0 - 0 shares (cost
          $5)......................................................           5
        Science & Technology Trust Series 1 - 1,689,376 shares
          (cost $17,230,535).......................................  19,883,950
        Select Growth Trust Series 1...............................          --
        Small Cap Trust Series 0 - 23 shares (cost $325)...........         326
        Small Cap Trust Series 1 - 61,597 shares (cost
          $842,034)................................................     880,841
        Small Cap Growth Trust Series 0 - 3 shares (cost $29)......          29
        Small Cap Index Trust Series 0 - 610 shares (cost
          $9,258)..................................................       9,096
        Small Cap Index Trust Series 1 - 537,326 shares (cost
          $7,123,029)..............................................   8,000,791
        Small Cap Opportunities Trust Series 0 - 9 shares
          (cost $202)..............................................         203
        Small Cap Opportunities Trust Series 1 - 424,706
          shares (cost $8,512,484).................................   9,691,801
        Small Cap Value Trust Series 0 - 1,641 shares (cost
          $34,364).................................................      34,364
        Small Company Trust Series 0 - 28 shares (cost $446).......         446
        Small Company Trust Series 1 - 34,591 shares (cost
          $528,186)................................................     545,155
        Small Company Blend Trust Series 1.........................          --
        Small Company Value Trust Series 0 - 98 shares (cost
          $2,224)..................................................       2,176
        Small Company Value Trust Series 1 - 982,449 shares
          (cost $15,779,789).......................................  21,820,203
        Small-Mid Cap Trust Series 1...............................          --
        Small-Mid Cap Growth Trust Series 1........................          --
        Special Value Trust Series 1 - 69,332 shares (cost
          $1,090,454)..............................................   1,362,368
        Strategic Bond Trust Series 1 - 858,100 shares (cost
          $9,633,821)..............................................  10,322,942
        Strategic Growth Trust Series 1............................          --
        Strategic Income Trust Series 0 - 402 shares (cost
          $5,493)..................................................       5,292
        Strategic Income Trust Series 1 - 19,467 shares (cost
          $262,229)................................................     256,383
        Strategic Opportunities Trust Series 0 - 4 shares
          (cost $50)...............................................          50
        Strategic Opportunities Trust Series 1 - 2,006,731
          shares (cost $26,200,901)................................  23,960,368
        Strategic Value Trust Series 1 - 147,590 shares (cost
          $1,560,451)..............................................   1,568,879
        Total Return Trust Series 0 - 165 shares (cost $2,284).....       2,274
        Total Return Trust Series 1 - 1,482,876 shares (cost
          $20,717,807).............................................  20,493,352
        Total Stock Market Index Trust Series 0 - 522 shares
          (cost $6,130)............................................       6,036
        Total Stock Market Index Trust Series 1 - 521,068
          shares (cost $4,994,456).................................   6,023,552
        U.S. Global Leaders Growth Trust Series 0 - 41 shares
          (cost $555)..............................................         530
        U.S. Global Leaders Growth Trust Series 1 - 209,343
          shares (cost $2,558,232).................................   2,729,838
        U.S. Government Securities Trust Series 1 - 920,527
          shares (cost $12,814,413)................................  12,555,989
        U.S. High Yield Bond Trust Series 0 - 0 shares (cost
          $3)......................................................           3
        U.S. High Yield Bond Trust Series 1 - 371 shares (cost
          $4,794)..................................................       4,822
        U.S. Large Cap Trust Series 0 - 3 shares (cost $44)........          44
        U.S. Large Cap Trust Series 1 - 3,566,775 shares (cost
          $45,665,263).............................................  52,609,938
        Utilities Trust Series 0 - 42 shares (cost $547)...........         547
        Utilities Trust Series 1 - 236,277 shares (cost
          $3,005,347)..............................................   3,114,125

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       Value Trust Series 0 - 24 shares (cost $ 532)............ $          527
       Value Trust Series 1 - 903,045 shares
         (cost $ 14,248,883)....................................     19,767,664

   Sub-accounts invested in PIMCO Variable Insurance
     Company Trust (VIT) portfolios:
       All Asset Portfolio Series 0 - 120 shares
         (cost $ 1,435).........................................          1,420
       All Asset Portfolio Series 1 - 72,732 shares
         (cost $ 856,898).......................................        858,236
                                                                 --------------
Total assets.................................................... $1,203,886,149
                                                                 ==============
Contract Owners' Equity
Variable universal life Insurance Company contracts............. $1,203,886,149
                                                                 ==============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

        Statements of Operations and Changes in Contract Owners' Equity

                                                                        Sub-Account
                                  --------------------------------------------------------------------------------------
                                       500 Index Trust      500 Index Trust B Active Bond Trust  Aggressive Growth Trust
                                          Series 1              Series 0          Series 1              Series 1
                                  ------------------------  ----------------- ----------------- ------------------------
                                   Year Ended   Year Ended    Period Ended      Period Ended     Year Ended   Year Ended
                                   Dec. 31/05   Dec. 31/04     Dec. 31/05~       Dec. 31/05~    Dec. 31/05/f/ Dec. 31/04
                                  -----------  -----------  ----------------- ----------------- ------------- ----------
Income:
Net investment income............ $   599,172  $   284,237     $   641,328       $    36,421     $        --  $       --
Realized gain (loss).............     251,814      106,468         211,261            21,820         (77,049)   (784,609)
Change in unrealized
  appreciation (depreciation)
  during the period..............     874,880    3,024,533       3,838,189           147,629        (506,914)  1,517,151
                                  -----------  -----------     -----------       -----------     -----------  ----------
Net increase (decrease) in
  assets from operations.........   1,725,866    3,415,238       4,690,778           205,870        (583,963)    732,542
                                  -----------  -----------     -----------       -----------     -----------  ----------
Changes from principal
  transactions:
   Transfer of net premiums......   4,997,810    5,295,195       2,472,742           914,124         386,696   1,083,587
   Transfer on terminations......  (3,988,232)  (2,489,467)     (5,224,179)         (735,801)       (201,175)   (708,367)
   Transfer on policy loans......    (151,512)     (83,606)       (136,463)          (57,672)        (71,147)    (43,490)
   Net interfund transfers.......   1,348,710    5,652,793      52,566,868        11,186,770      (8,179,795)   (707,109)
                                  -----------  -----------     -----------       -----------     -----------  ----------
Net increase (decrease) in
  assets from principal
  transactions...................   2,206,776    8,374,915      49,678,968        11,307,421      (8,065,421)   (375,379)
                                  -----------  -----------     -----------       -----------     -----------  ----------
Total increase (decrease) in
  assets.........................   3,932,642   11,790,153      54,369,746        11,513,291      (8,649,384)    357,163

Assets, beginning of period......  38,544,765   26,754,612              --                --       8,649,384   8,292,221
                                  -----------  -----------     -----------       -----------     -----------  ----------
Assets, end of period............ $42,477,407  $38,544,765     $54,369,746       $11,513,291     $        --  $8,649,384
                                  ===========  ===========     ===========       ===========     ===========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
f Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

See accompanying notes.

                                                               Sub-Account
                                  --------------------------------------------------------------------
                                  All Asset Portfolio   All Asset Portfolio      All Cap Core Trust
                                       Series 0              Series 1                 Series 1
                                  ------------------- ----------------------  ------------------------
                                     Period Ended     Year Ended Period Ended  Year Ended   Year Ended
                                      Dec. 31/05~     Dec. 31/05 Dec. 31/04##  Dec. 31/05   Dec. 31/04
                                  ------------------- ---------- ------------ -----------  -----------
Income:
Net investment income............       $   27         $ 30,136    $ 2,494    $   124,302  $    65,402
Realized gain (loss).............           --            5,588         78       (819,225)  (1,261,350)
Change in unrealized
  appreciation (depreciation)
  during the period..............          (15)            (457)     1,795      2,059,202    3,526,393
                                        ------         --------    -------    -----------  -----------
Net increase (decrease) in
  assets from operations.........           12           35,267      4,367      1,364,279    2,330,445
                                        ------         --------    -------    -----------  -----------
Changes from principal
  transactions:
   Transfer of net premiums......           --           77,451     11,135      1,244,234    1,853,860
   Transfer on terminations......          (35)         (31,222)    (1,785)    (3,094,084)  (1,876,508)
   Transfer on policy loans......           --               --         --        (77,936)      17,260
   Net interfund transfers.......        1,443          682,352     80,671       (753,201)    (282,698)
                                        ------         --------    -------    -----------  -----------
Net increase (decrease) in
  assets from principal
  transactions...................        1,408          728,581     90,021     (2,680,987)    (288,086)
                                        ------         --------    -------    -----------  -----------
Total increase (decrease) in
  assets.........................        1,420          763,848     94,388     (1,316,708)   2,042,359

Assets, beginning of period......           --           94,388         --     16,373,327   14,330,968
                                        ------         --------    -------    -----------  -----------
Assets, end of period............       $1,420         $858,236    $94,388    $15,056,619  $16,373,327
                                        ======         ========    =======    ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
f Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                                        --------------------------------------------------
                                                          All Cap Growth Trust       All Cap Value Trust
                                                                Series 1                  Series 1
                                                        ------------------------  ------------------------
                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                         Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                        -----------  -----------  ------------  ----------
Income:
Net investment income.................................. $        --  $        --  $    217,549  $   18,901
Realized gain (loss)...................................    (464,318)  (1,712,430)      367,746     598,993
Change in unrealized appreciation (depreciation)
  during the period....................................   1,819,714    2,707,840     (300,180)     (23,649)
                                                        -----------  -----------  ------------  ----------
Net increase (decrease) in assets from operations......   1,355,396      995,410       285,115     594,245
                                                        -----------  -----------  ------------  ----------
Changes from principal transactions:
   Transfer of net premiums............................   1,407,658    1,561,554       686,922     646,423
   Transfer on terminations............................  (2,005,015)  (2,108,485)     (318,043)   (448,726)
   Transfer on policy loans............................        (609)      (7,015)          (41)    (10,977)
   Net interfund transfers.............................    (756,355)    (918,597)   (2,802,654)    707,912
                                                        -----------  -----------  ------------  ----------
Net increase (decrease) in assets from principal
  transactions.........................................  (1,354,321)  (1,472,543)  (2,433,816)     894,632
                                                        -----------  -----------  ------------  ----------
Total increase (decrease) in assets....................       1,075     (477,133)  (2,148,701)   1,488,877

Assets, beginning of period............................  16,314,369   16,791,502     5,084,421   3,595,544
                                                        -----------  -----------  ------------  ----------
Assets, end of period.................................. $16,315,444  $16,314,369  $  2,935,720  $5,084,421
                                                        ===========  ===========  ============  ==========

--------
^ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                        -------------------------------------------------------------------
                                                          American Blue Chip    American Bond Trust  American Growth Trust
                                                         Income & Growth Trust       Series 1               Series 1
                                                        ----------------------  ------------------- -----------------------
                                                        Year Ended  Year Ended     Period Ended      Year Ended  Year Ended
                                                        Dec. 31/05  Dec. 31/04      Dec. 31/05^      Dec. 31/05  Dec. 31/04
                                                        ----------  ----------  ------------------- -----------  ----------
Income:
Net investment income.................................. $  341,511  $       --        $    --       $    14,957  $    1,148
Realized gain (loss)...................................     29,794      12,832             --           257,133      40,004
Change in unrealized appreciation (depreciation)
  during the period....................................    (97,485)    206,496            359         2,055,724     714,501
                                                        ----------  ----------        -------       -----------  ----------
Net increase (decrease) in assets from operations......    273,820     219,328            359         2,327,814     755,653
                                                        ----------  ----------        -------       -----------  ----------
Changes from principal transactions:
   Transfer of net premiums............................    411,372     259,584             --         1,465,823     774,319
   Transfer on terminations............................   (201,352)   (120,467)          (203)         (939,489)   (338,787)
   Transfer on policy loans............................         (1)         (2)            --            (9,700)    (42,208)
   Net interfund transfers.............................    782,690   1,349,772         50,157         9,264,116   5,431,487
                                                        ----------  ----------        -------       -----------  ----------
Net increase (decrease) in assets from principal
  transactions.........................................    992,709   1,488,887         49,954         9,780,750   5,824,811
                                                        ----------  ----------        -------       -----------  ----------
Total increase (decrease) in assets....................  1,266,529   1,708,215         50,313        12,108,564   6,580,464

Assets, beginning of period............................  2,784,837   1,076,622             --         8,493,287   1,912,823
                                                        ----------  ----------        -------       -----------  ----------
Assets, end of period.................................. $4,051,366  $2,784,837        $50,313       $20,601,851  $8,493,287
                                                        ==========  ==========        =======       ===========  ==========

--------
^ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           Sub-Account
                                         -------------------------------------------------------------------------------
                                         American Growth-Income   American International  Balanced Trust Blue Chip Growth
                                             Trust Series 1           Trust Series 1         Series 1     Trust Series 0
                                         ----------------------  -----------------------  -------------- ----------------
                                         Year Ended  Year Ended   Year Ended  Year Ended    Year Ended     Period Ended
                                         Dec. 31/05  Dec. 31/04   Dec. 31/05  Dec. 31/04  Dec. 31/04/x/    Dec. 31/05~
                                         ----------  ----------  -----------  ----------  -------------- ----------------
Income:
Net investment income................... $   43,737  $   12,418  $   814,057  $   87,401   $    626,804       $   --
Realized gain (loss)....................    123,702      21,757      101,583     175,312     (8,642,775)          --
Change in unrealized appreciation
  (depreciation) during the period......    248,182     452,313    1,452,563     839,486      7,907,691          (25)
                                         ----------  ----------  -----------  ----------   ------------       ------
Net increase (decrease) in assets from
  operations............................    415,621     486,488    2,368,203   1,102,199       (108,280)         (25)
                                         ----------  ----------  -----------  ----------   ------------       ------
Changes from principal transactions:
   Transfer of net premiums.............    977,362     552,072    1,242,504     947,301        880,114           27
   Transfer on terminations.............   (466,733)   (213,275)    (699,419)   (403,701)    (1,116,396)         (19)
   Transfer on policy loans.............    (28,412)    (13,720)      (5,513)       (207)        81,468           --
   Net interfund transfers..............    663,808   5,007,521    3,810,128   4,279,708    (24,987,125)       1,611
                                         ----------  ----------  -----------  ----------   ------------       ------
Net increase (decrease) in assets from
  principal transactions................  1,146,025   5,332,598    4,347,700   4,823,101    (25,141,939)       1,619
                                         ----------  ----------  -----------  ----------   ------------       ------
Total increase (decrease) in assets.....  1,561,646   5,819,086    6,715,903   5,925,300    (25,250,219)       1,594

Assets, beginning of period.............  6,986,508   1,167,422    8,393,946   2,468,646     25,250,219           --
                                         ----------  ----------  -----------  ----------   ------------       ------
Assets, end of period................... $8,548,154  $6,986,508  $15,109,849  $8,393,946   $         --       $1,594
                                         ==========  ==========  ===========  ==========   ============       ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

                                                                               Sub-Account
                                         --------------------------------------------------------------------------------------
                                             Blue Chip Growth         Bond Index    Capital Appreciation  Capital Appreciation
                                              Trust Series 1       Trust B Series 0    Trust Series 0        Trust Series 1
                                         ------------------------  ---------------- -------------------- ----------------------
                                          Year Ended   Year Ended    Period Ended       Period Ended     Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04    Dec. 31/05~        Dec. 31/05~      Dec. 31/05  Dec. 31/04
                                         -----------  -----------  ---------------- -------------------- ----------  ----------
Income:
Net investment income................... $   151,994  $    42,252        $--                $ --         $       --  $       --
Realized gain (loss)....................  (1,837,528)  (1,873,810)        --                  --            293,625      41,916
Change in unrealized appreciation
  (depreciation) during the period......   3,761,504    5,129,845         --                 (10)           173,754     163,567
                                         -----------  -----------        ---                ----         ----------  ----------
Net increase (decrease) in assets from
  operations............................   2,075,970    3,298,287         --                 (10)           467,379     205,483
                                         -----------  -----------        ---                ----         ----------  ----------
Changes from principal transactions:
   Transfer of net premiums.............   3,302,525    4,272,608         --                  --            390,360     406,502
   Transfer on terminations.............  (4,756,608)  (4,496,082)        (9)                 --           (196,379)   (107,332)
   Transfer on policy loans.............     (97,892)     (68,536)        --                  --                148         263
   Net interfund transfers..............    (873,289)    (834,110)        15                 650          2,302,765     476,611
                                         -----------  -----------        ---                ----         ----------  ----------
Net increase (decrease) in assets from
  principal transactions................  (2,425,264)  (1,126,120)         6                 650          2,496,894     776,044
                                         -----------  -----------        ---                ----         ----------  ----------
Total increase (decrease) in assets.....    (349,294)   2,172,167          6                 640          2,964,273     981,527

Assets, beginning of period.............  39,592,296   37,420,129         --                  --          2,353,509   1,371,982
                                         -----------  -----------        ---                ----         ----------  ----------
Assets, end of period................... $39,243,002  $39,592,296        $ 6                $640         $5,317,782  $2,353,509
                                         ===========  ===========        ===                ====         ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              Sub-Account
                                                      -----------------------------------------------------------
                                                      Classic Value Trust   Classic Value Trust    Core Bond Trust
                                                           Series 0               Series 1            Series 1
                                                      ------------------- -----------------------  ---------------
                                                         Period Ended     Year Ended  Period Ended  Period Ended
                                                          Dec. 31/05~     Dec. 31/05  Dec. 31/04##   Dec. 31/05~
                                                      ------------------- ----------  ------------ ---------------
Income:
Net investment income................................       $   89        $  283,140    $  1,086       $    --
Realized gain (loss).................................            1            41,035       3,160            (1)
Change in unrealized appreciation (depreciation)
  during the period..................................          (85)         (136,188)      9,518            84
                                                            ------        ----------    --------       -------
Net increase (decrease) in assets from operations....            5           187,987      13,764            83
                                                            ------        ----------    --------       -------
Changes from principal transactions:
   Transfer of net premiums..........................           41            79,479      24,143         7,318
   Transfer on terminations..........................          (64)          (78,620)     (5,954)         (228)
   Transfer on policy loans..........................           --                --          --            --
   Net interfund transfers...........................        1,765         5,201,361     174,444         9,774
                                                            ------        ----------    --------       -------
Net increase (decrease) in assets from principal
  transactions.......................................        1,742         5,202,220     192,633        16,864
                                                            ------        ----------    --------       -------
Total increase (decrease) in assets..................        1,747         5,390,207     206,397        16,947

Assets, beginning of period..........................           --           206,397          --            --
                                                            ------        ----------    --------       -------
Assets, end of period................................       $1,747        $5,596,604    $206,397       $16,947
                                                            ======        ==========    ========       =======

--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
z Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.

See accompanying notes.

                                                                                     Sub-Account
                                                      -------------------------------------------------------------------------
                                                         Core Equity Trust       Core Value Trust        Diversified Bond Trust
                                                             Series 1                Series 1                   Series 1
                                                      ----------------------  ----------------------   -------------------------
                                                      Year Ended Period Ended  Year Ended   Year Ended  Year Ended    Year Ended
                                                      Dec. 31/05 Dec. 31/04## Dec. 31/05/y/ Dec. 31/04 Dec. 31/05/z/  Dec. 31/04
                                                      ---------- ------------ ------------  ---------- ------------  -----------
Income:
Net investment income................................  $     --    $    --     $       1     $  2,790  $    649,519  $   674,293
Realized gain (loss).................................     2,673         20        20,109       52,499      (296,237)      54,067
Change in unrealized appreciation (depreciation)
  during the period..................................    52,956      7,265       (47,989)     (31,415)     (261,567)    (128,580)
                                                       --------    -------     ---------     --------  ------------  -----------
Net increase (decrease) in assets from operations....    55,629      7,285       (27,879)      23,874        91,715      599,780
                                                       --------    -------     ---------     --------  ------------  -----------
Changes from principal transactions:
   Transfer of net premiums..........................   105,033     12,600           375      180,577       437,996    1,816,476
   Transfer on terminations..........................   (27,050)    (1,054)      (19,969)     (85,745)     (672,023)  (1,518,570)
   Transfer on policy loans..........................        --         --          (728)      17,327       (27,709)     (55,947)
   Net interfund transfers...........................   716,815     49,876      (649,328)     (29,604)  (16,385,145)     222,772
                                                       --------    -------     ---------     --------  ------------  -----------
Net increase (decrease) in assets from principal
  transactions.......................................   794,798     61,422      (669,650)      82,555   (16,646,881)     464,731
                                                       --------    -------     ---------     --------  ------------  -----------
Total increase (decrease) in assets..................   850,427     68,707      (697,529)     106,429   (16,555,166)   1,064,511

Assets, beginning of period..........................    68,707         --       697,529      591,100    16,555,166   15,490,655
                                                       --------    -------     ---------     --------  ------------  -----------
Assets, end of period................................  $919,134    $68,707     $      --     $697,529  $         --  $16,555,166
                                                       ========    =======     =========     ========  ============  ===========

--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
z Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             Sub-Account
                                         -----------------------------------------------------------------------------------
                                         Dynamic Growth     Dynamic Growth         Emerging Growth         Emerging Small
                                         Trust Series 0     Trust Series 1          Trust Series 1     Company Trust Series 0
                                         -------------- ----------------------  ---------------------  ----------------------
                                          Period Ended  Year Ended  Year Ended  Year Ended  Year Ended      Period Ended
                                          Dec. 31/05~   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04      Dec. 31/05~
                                         -------------- ----------  ----------  ----------  ---------- ----------------------
Income:
Net investment income...................      $--       $       --  $       --  $       --   $  9,432          $   --
Realized gain (loss)....................       --          457,699      94,774      38,594       (492)             --
Change in unrealized appreciation
  (depreciation) during the period......       --          409,942     409,886      47,428     25,791             (36)
                                              ---       ----------  ----------  ----------   --------          ------
Net increase (decrease) in assets from
  operations............................       --          867,641     504,660      86,022     34,731             (36)
                                              ---       ----------  ----------  ----------   --------          ------
Changes from principal transactions:
   Transfer of net premiums.............       --          531,210     576,532     118,004     44,258              --
   Transfer on terminations.............       --         (534,633)   (412,016)    (17,804)   (10,233)             --
   Transfer on policy loans.............       --            4,691     (18,434)         --         --              --
   Net interfund transfers..............       19        1,150,318     (96,425)    566,792    300,095           2,080
                                              ---       ----------  ----------  ----------   --------          ------
Net increase (decrease) in assets from
  principal transactions................       19        1,151,586      49,657     666,992    334,120           2,080
                                              ---       ----------  ----------  ----------   --------          ------
Total increase (decrease) in assets.....       19        2,019,227     554,317     753,014    368,851           2,044

Assets, beginning of period.............       --        5,568,057   5,013,740     614,154    245,303              --
                                              ---       ----------  ----------  ----------   --------          ------
Assets, end of period...................      $19       $7,587,284  $5,568,057  $1,367,168   $614,154          $2,044
                                              ===       ==========  ==========  ==========   ========          ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                    Sub-Account
                                         -----------------------------------------------------------------
                                              Emerging Small       Equity-Income     Equity-Income Trust
                                          Company Trust Series 1   Trust Series 0         Series 1
                                         ------------------------  -------------- ------------------------
                                          Year Ended   Year Ended   Period Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                         -----------  -----------  -------------- -----------  -----------
Income:
Net investment income................... $        --  $        --     $    --     $ 2,640,036  $ 1,220,280
Realized gain (loss)....................   1,773,777    2,043,668           1         470,837     (546,720)
Change in unrealized appreciation
  (depreciation) during the period......     757,764    4,035,308         (16)     (1,067,490)   6,666,830
                                         -----------  -----------     -------     -----------  -----------
Net increase (decrease) in assets from
  operations............................   2,531,541    6,078,976         (15)      2,043,383    7,340,390
                                         -----------  -----------     -------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............   3,708,515    4,325,459         213       5,833,771    5,027,739
   Transfer on terminations.............  (6,412,789)  (9,073,429)        (63)     (5,917,021)  (4,805,750)
   Transfer on policy loans.............    (291,308)       7,548          --        (224,530)    (348,449)
   Net interfund transfers..............  (3,124,343)  (2,778,826)     35,978      (6,409,061)   1,866,789
                                         -----------  -----------     -------     -----------  -----------
Net increase (decrease) in assets from
  principal transactions................  (6,119,925)  (7,519,248)     36,128      (6,716,841)   1,740,329
                                         -----------  -----------     -------     -----------  -----------
Total increase (decrease) in assets.....  (3,588,384)  (1,440,272)     36,113      (4,673,458)   9,080,719

Assets, beginning of period.............  57,409,523   58,849,795          --      57,447,214   48,366,495
                                         -----------  -----------     -------     -----------  -----------
Assets, end of period................... $53,821,139  $57,409,523     $36,113     $52,773,756  $57,447,214
                                         ===========  ===========     =======     ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               Sub-Account
                                         --------------------------------------------------------------------------------------
                                             Equity Index Trust     Financial Services Financial Services Trust Fundamental Value
                                                  Series 1            Trust Series 0          Series 1           Trust Series 0
                                         -------------------------  ------------------ ----------------------   -----------------
                                          Year Ended    Year Ended     Period Ended    Year Ended   Year Ended    Period Ended
                                         Dec. 31/05/a/  Dec. 31/04     Dec. 31/05~     Dec. 31/05   Dec. 31/04     Dec. 31/05~
                                         ------------  -----------  ------------------ ----------   ----------  -----------------
Income:
Net investment income................... $  1,166,251  $   701,130         $ --        $    8,431   $    6,255       $   --
Realized gain (loss)....................   (5,280,964)  (2,169,316)          --           168,908       27,449           --
Change in unrealized appreciation
  (depreciation) during the period......    1,826,779    6,868,237           --            27,221      168,405          (10)
                                         ------------  -----------         ----        ----------   ----------       ------
Net increase (decrease) in assets from
  operations............................   (2,287,934)   5,400,051           --           204,560      202,109          (10)
                                         ------------  -----------         ----        ----------   ----------       ------
Changes from principal transactions:
   Transfer of net premiums.............    1,203,449    4,412,156           --           340,903      389,527           13
   Transfer on terminations.............   (1,693,580)  (7,075,663)          --          (165,654)    (157,011)          (7)
   Transfer on policy loans.............      (24,994)     372,409           --            (7,466)      (2,238)          --
   Net interfund transfers..............  (53,773,803)  (2,422,944)         385           219,284      359,255        1,561
                                         ------------  -----------         ----        ----------   ----------       ------
Net increase (decrease) in assets from
  principal transactions................  (54,288,928)  (4,714,042)         385           387,067      589,533        1,567
                                         ------------  -----------         ----        ----------   ----------       ------
Total increase (decrease) in assets.....  (56,576,862)     686,009          385           591,627      791,642        1,557

Assets, beginning of period.............   56,576,862   55,890,853           --         2,297,778    1,506,136           --
                                         ------------  -----------         ----        ----------   ----------       ------
Assets, end of period................... $         --  $56,576,862         $385        $2,889,405   $2,297,778       $1,557
                                         ============  ===========         ====        ==========   ==========       ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
a Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

See accompanying notes.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                            Fundamental Value     Global Trust       Global Trust
                                              Trust Series 1        Series 0           Series 1
                                         -----------------------  ------------ ------------------------
                                          Year Ended  Year Ended  Period Ended  Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/05~   Dec. 31/05   Dec. 31/04
                                         -----------  ----------  ------------ -----------  -----------
Income:
Net investment income................... $    47,318  $   48,758     $   --    $   153,729  $   189,821
Realized gain (loss)....................     286,899     797,020         --        401,249      479,816
Change in unrealized appreciation
  (depreciation) during the period......     720,194      43,396        (36)       711,371      939,172
                                         -----------  ----------     ------    -----------  -----------
Net increase (decrease) in assets from
  operations............................   1,054,411     889,174        (36)     1,266,349    1,608,809
                                         -----------  ----------     ------    -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............   1,192,067     873,964         --        772,256      891,165
   Transfer on terminations.............    (897,846)   (622,193)        41     (1,139,719)  (1,223,714)
   Transfer on policy loans.............     (34,798)    (30,867)        --        (12,704)     (51,161)
   Net interfund transfers..............   1,958,872   1,275,969      5,862       (304,347)     (44,549)
                                         -----------  ----------     ------    -----------  -----------
Net increase (decrease) in assets from
  principal transactions................   2,218,295   1,496,873      5,903       (684,514)    (428,259)
                                         -----------  ----------     ------    -----------  -----------
Total increase (decrease) in assets.....   3,272,706   2,386,047      5,867        581,835    1,180,550

Assets, beginning of period.............   9,921,146   7,535,099         --     12,156,585   10,976,035
                                         -----------  ----------     ------    -----------  -----------
Assets, end of period................... $13,193,852  $9,921,146     $5,867    $12,738,420  $12,156,585
                                         ===========  ==========     ======    ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
a Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                Sub-Account
                                              -------------------------------------------------------------------------------
                                              Global Allocation Global Allocation Trust  Global Bond      Global Bond Trust
                                               Trust Series 0          Series 1         Trust Series 0        Series 1
                                              ----------------- ----------------------  -------------- ----------------------
                                                Period Ended    Year Ended  Year Ended   Period Ended  Year Ended  Year Ended
                                                 Dec. 31/05~    Dec. 31/05  Dec. 31/04   Dec. 31/05~   Dec. 31/05  Dec. 31/04
                                              ----------------- ----------  ----------  -------------- ----------  ----------
Income:
Net investment income........................       $ --        $   16,582  $   11,177      $   --     $  337,096  $  186,105
Realized gain (loss).........................          3            13,308     (16,157)         --        113,444     162,107
Change in unrealized appreciation
  (depreciation) during the period...........          3            76,384     165,039          31       (869,739)    195,726
                                                    ----        ----------  ----------      ------     ----------  ----------
Net increase (decrease) in assets from
  operations.................................          6           106,274     160,059          31       (419,199)    543,938
                                                    ----        ----------  ----------      ------     ----------  ----------
Changes from principal transactions:
   Transfer of net premiums..................         --           147,803     239,747         111        737,883     782,378
   Transfer on terminations..................        (36)         (194,608)   (108,337)        (28)      (600,729)   (508,247)
   Transfer on policy loans..................         --            (3,194)    (47,599)         --        (39,105)    (30,097)
   Net interfund transfers...................        801           273,923     375,559       1,607        624,219     708,657
                                                    ----        ----------  ----------      ------     ----------  ----------
Net increase (decrease) in assets from
  principal transactions.....................        765           223,924     459,370       1,690        722,268     952,691
                                                    ----        ----------  ----------      ------     ----------  ----------
Total increase (decrease) in assets..........        771           330,198     619,429       1,721        303,069   1,496,629

Assets, beginning of period..................         --         1,525,012     905,583          --      5,945,240   4,448,611
                                                    ----        ----------  ----------      ------     ----------  ----------
Assets, end of period........................       $771        $1,855,210  $1,525,012      $1,721     $6,248,309  $5,945,240
                                                    ====        ==========  ==========      ======     ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

                                                                         Sub-Account
                                              ----------------------------------------------------------------
                                               Global Equity Select    Growth & Income   Growth & Income Trust
                                                  Trust Series 1       Trust Series 0          Series 1
                                              ----------------------   --------------- ------------------------
                                               Year Ended   Year Ended  Period Ended    Year Ended   Year Ended
                                              Dec. 31/05/b/ Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                              ------------  ---------- --------------- -----------  -----------
Income:
Net investment income........................  $   7,786     $  1,311      $   --      $ 1,608,032  $   415,204
Realized gain (loss).........................      3,447        1,745          (1)      (1,863,002)  (1,148,448)
Change in unrealized appreciation
  (depreciation) during the period...........    (15,332)       7,871         (88)       1,074,607    3,834,178
                                               ---------     --------      ------      -----------  -----------
Net increase (decrease) in assets from
  operations.................................     (4,099)      10,927         (89)         819,637    3,100,934
                                               ---------     --------      ------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums..................         --       17,234           8        3,464,362    4,571,700
   Transfer on terminations..................     (4,141)      (9,901)        (34)      (6,872,307)  (6,444,878)
   Transfer on policy loans..................       (326)       9,753          --          (78,135)    (165,532)
   Net interfund transfers...................    (94,724)      20,940       6,266       (1,203,445)  (1,806,491)
                                               ---------     --------      ------      -----------  -----------
Net increase (decrease) in assets from
  principal transactions.....................    (99,191)      38,026       6,240       (4,689,525)  (3,845,201)
                                               ---------     --------      ------      -----------  -----------
Total increase (decrease) in assets..........   (103,290)      48,953       6,151       (3,869,888)    (744,267)

Assets, beginning of period..................    103,290       54,337          --       48,840,004   49,584,271
                                               ---------     --------      ------      -----------  -----------
Assets, end of period........................  $      --     $103,290      $6,151      $44,970,116  $48,840,004
                                               =========     ========      ======      ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                         ---------------------------------------------------------------------------------
                                         Growth & Income II Health Sciences  Health Sciences Trust      High Grade Bond
                                           Trust Series 0   Trust Series 0         Series 1             Trust Series 1
                                         ------------------ --------------- ----------------------  ----------------------
                                            Period Ended     Period Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                            Dec. 31/05~       Dec. 31/05~   Dec. 31/05  Dec. 31/04  Dec. 31/05/c/ Dec. 31/04
                                         ------------------ --------------- ----------  ----------  ------------  ----------
Income:
Net investment income...................      $    --            $ --       $  328,475  $       --   $ 213,800    $  15,677
Realized gain (loss)....................           --               1          117,839     292,346    (192,751)         605
Change in unrealized appreciation
  (depreciation) during the period......          (44)             21          202,543     188,581     (10,158)       5,756
                                              -------            ----       ----------  ----------   ---------    ---------
Net increase (decrease) in assets from
  operations............................          (44)             22          648,857     480,927      10,891       22,038
                                              -------            ----       ----------  ----------   ---------    ---------
Changes from principal transactions:
   Transfer of net premiums.............           --              --          519,319     494,199      57,652      211,755
   Transfer on terminations.............          (17)            (16)        (293,502)   (257,048)    (28,201)    (100,474)
   Transfer on policy loans.............           --              --          (36,923)    (10,367)       (847)      16,328
   Net interfund transfers..............       37,759             250        1,906,637     977,771    (773,066)     116,279
                                              -------            ----       ----------  ----------   ---------    ---------
Net increase (decrease) in assets from
  principal transactions................       37,742             234        2,095,531   1,204,555    (744,462)     243,888
                                              -------            ----       ----------  ----------   ---------    ---------
Total increase (decrease) in assets.....       37,698             256        2,744,388   1,685,482    (733,571)     265,926

Assets, beginning of period.............           --              --        4,482,118   2,796,636     733,571      467,645
                                              -------            ----       ----------  ----------   ---------    ---------
Assets, end of period...................      $37,698            $256       $7,226,506  $4,482,118   $      --    $ 733,571
                                              =======            ====       ==========  ==========   =========    =========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
c Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.

See accompanying notes.

                                                                            Sub-Account
                                         --------------------------------------------------------------------------------
                                           High Yield       High Yield Trust      Income & Value   Income & Value Trust
                                         Trust Series 0         Series 1          Trust Series 0         Series 1
                                         -------------- ------------------------  -------------- ------------------------
                                          Period Ended   Year Ended   Year Ended   Period Ended   Year Ended   Year Ended
                                          Dec. 31/05~    Dec. 31/05   Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                         -------------- -----------  -----------  -------------- -----------  -----------
Income:
Net investment income...................     $   --     $   779,033  $   723,991       $ --      $   618,409  $   183,061
Realized gain (loss)....................         (1)        571,368    1,152,224         --        1,041,930      299,314
Change in unrealized appreciation
  (depreciation) during the period......         22        (721,778)    (120,533)        (7)         158,054    2,320,695
                                             ------     -----------  -----------       ----      -----------  -----------
Net increase (decrease) in assets from
  operations............................         21         628,623    1,755,682         (7)       1,818,393    2,803,070
                                             ------     -----------  -----------       ----      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............        120       1,101,554    1,383,921         --        3,213,592    2,705,010
   Transfer on terminations.............       (121)     (1,051,772)  (1,647,381)        --       (4,636,984)  (4,394,860)
   Transfer on policy loans.............         --         (87,203)      (7,929)        --         (201,886)     (37,622)
   Net interfund transfers..............      2,677         195,497     (109,602)       651       (2,598,571)  23,415,977
                                             ------     -----------  -----------       ----      -----------  -----------
Net increase (decrease) in assets from
  principal transactions................      2,676         158,076     (380,991)       651       (4,223,849)  21,688,505
                                             ------     -----------  -----------       ----      -----------  -----------
Total increase (decrease) in assets.....      2,697         786,699    1,374,691        644       (2,405,456)  24,491,575

Assets, beginning of period.............         --      15,113,826   13,739,135         --       37,770,719   13,279,144
                                             ------     -----------  -----------       ----      -----------  -----------
Assets, end of period...................     $2,697     $15,900,525  $15,113,826       $644      $35,365,263  $37,770,719
                                             ======     ===========  ===========       ====      ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
c Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     Sub-Account
                                                   ----------------------------------------------------------------------------
                                                    International Equity  International Equity Index International Equity Select
                                                   Index Trust B Series 0     Trust B Series 1           Trust Series 1
                                                   ---------------------- -------------------------  --------------------------
                                                        Period Ended      Year Ended   Period Ended   Year Ended     Year Ended
                                                        Dec. 31/05~       Dec.31/05    Dec.31/04##   Dec. 31/05/b/   Dec. 31/04
                                                   ---------------------- ----------   ------------  ------------    ----------
Income:
Net investment income.............................         $   --         $  322,791    $   12,655    $  98,728       $  2,655
Realized gain (loss)..............................              3            250,578         1,228      (15,278)        22,379
Change in unrealized appreciation (depreciation)
  during the period...............................             58            121,084       548,048      (87,213)        44,184
                                                           ------         ----------    ----------    ---------       --------
Net increase (decrease) in assets from operations.             61            694,453       561,931       (3,763)        69,218
                                                           ------         ----------    ----------    ---------       --------
Changes from principal transactions:
   Transfer of net premiums.......................            111            535,897       237,967       41,805        155,633
   Transfer on terminations.......................            (28)          (507,720)     (177,274)     (17,636)       (64,551)
   Transfer on policy loans.......................             --             (4,971)         (650)        (415)          (314)
   Net interfund transfers........................          1,660              5,482     3,531,604     (512,561)        68,755
                                                           ------         ----------    ----------    ---------       --------
Net increase (decrease) in assets from principal
  transactions....................................          1,743             28,688     3,591,647     (488,807)       159,523
                                                           ------         ----------    ----------    ---------       --------
Total increase (decrease) in assets...............          1,804            723,141     4,153,578     (492,570)       228,741

Assets, beginning of period.......................             --          4,153,578            --      492,570        263,829
                                                           ------         ----------    ----------    ---------       --------
Assets, end of period.............................         $1,804         $4,876,719    $4,153,578    $      --       $492,570
                                                           ======         ==========    ==========    =========       ========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
m Terminated as an investment option and funds transferred to John Hancock VST International Equity Index Fund on June 18, 2004.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

                                                                                   Sub-Account
                                                      ---------------------------------------------------------------------
                                                                           International  International
                                                         International     Opportunities  Opportunities  International Small
                                                      Index Trust Series 1 Trust Series 0 Trust Series 1 Cap Trust Series 0
                                                      -------------------- -------------- -------------- -------------------
                                                        Year Ended Dec.     Period Ended   Period Ended     Period Ended
                                                            31/04/m/        Dec. 31/05~    Dec. 31/05~       Dec. 31/05~
                                                      -------------------- -------------- -------------- -------------------
Income:
Net investment income................................     $    32,883           $ --         $     --          $   --
Realized gain (loss).................................         205,655             --              147              (6)
Change in unrealized appreciation (depreciation)
  during the period..................................        (157,172)            --           18,210              91
                                                          -----------           ----         --------          ------
Net increase (decrease) in assets from operations....          81,366             --           18,357              85
                                                          -----------           ----         --------          ------
Changes from principal transactions:
   Transfer of net premiums..........................         210,808             --            3,093           2,222
   Transfer on terminations..........................        (109,150)            --           (1,376)            (22)
   Transfer on policy loans..........................         (15,049)            --               --              --
   Net interfund transfers...........................      (2,454,171)           541          158,605             638
                                                          -----------           ----         --------          ------
Net increase (decrease) in assets from principal
  transactions.......................................      (2,367,562)           541          160,322           2,838
                                                          -----------           ----         --------          ------
Total increase (decrease) in assets..................      (2,286,196)           541          178,679           2,923

Assets, beginning of period..........................       2,286,196             --               --              --
                                                          -----------           ----         --------          ------
Assets, end of period................................     $        --           $541         $178,679          $2,923
                                                          ===========           ====         ========          ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
m Terminated as an investment option and funds transferred to John Hancock VST International Equity Index Fund on June 18, 2004.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     Sub-Account
                                                        ---------------------------------------------------------------------
                                                        International Small Cap  International Stock    International Stock
                                                             Trust Series 1        Trust Series 0         Trust Series 1
                                                        -----------------------  ------------------- ------------------------
                                                         Year Ended  Year Ended     Period Ended      Year Ended   Year Ended
                                                         Dec. 31/05  Dec. 31/04      Dec. 31/05~      Dec. 31/05   Dec. 31/04
                                                        -----------  ----------  ------------------- -----------  -----------
Income:
Net investment income.................................. $    92,197  $   10,413        $   --        $   173,758  $   180,084
Realized gain (loss)...................................   1,651,639     494,837             1            938,827    1,043,146
Change in unrealized appreciation (depreciation)
  during the period....................................    (688,351)  1,132,321            44          2,356,477    1,837,527
                                                        -----------  ----------        ------        -----------  -----------
Net increase (decrease) in assets from operations......   1,055,485   1,637,571            45          3,469,062    3,060,757
                                                        -----------  ----------        ------        -----------  -----------
Changes from principal transactions:
   Transfer of net premiums............................     914,729     697,884            --          1,727,451    2,052,725
   Transfer on terminations............................  (1,064,653)   (783,203)          645         (2,255,013)  (2,589,490)
   Transfer on policy loans............................     (49,080)      8,235            --            (25,972)      56,329
   Net interfund transfers.............................   2,764,001     (94,067)        1,057            272,891   (1,759,421)
                                                        -----------  ----------        ------        -----------  -----------
Net increase (decrease) in assets from principal
  transactions.........................................   2,564,997    (171,151)        1,702           (280,643)  (2,239,857)
                                                        -----------  ----------        ------        -----------  -----------
Total increase (decrease) in assets....................   3,620,482   1,466,420         1,747          3,188,419      820,900

Assets, beginning of period............................   9,633,024   8,166,604            --         22,347,931   21,527,031
                                                        -----------  ----------        ------        -----------  -----------
Assets, end of period.................................. $13,253,506  $9,633,024        $1,747        $25,536,350  $22,347,931
                                                        ===========  ==========        ======        ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                      Sub-Account
                                                        ----------------------------------------------------------------------
                                                        International Value    International Value     Investment Quality Bond
                                                          Trust Series 0         Trust Series 1            Trust Series 1
                                                        ------------------- ------------------------  ------------------------
                                                           Period Ended      Year Ended   Year Ended   Year Ended   Year Ended
                                                            Dec. 31/05~      Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                        ------------------- -----------  -----------  -----------  -----------
Income:
Net investment income..................................        $ --         $   399,391  $   149,719  $ 1,339,988  $ 1,467,561
Realized gain (loss)...................................          --           1,681,387      503,034      365,772      289,748
Change in unrealized appreciation (depreciation)
  during the period....................................           1             561,082    2,108,841   (1,198,805)    (601,883)
                                                               ----         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations......           1           2,641,860    2,761,594      506,955    1,155,426
                                                               ----         -----------  -----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums............................          10           2,360,937    1,730,870    1,670,901    2,063,472
   Transfer on terminations............................           1          (2,300,400)  (1,401,465)  (3,174,192)  (3,499,259)
   Transfer on policy loans............................          --            (120,516)        (498)     (92,131)     (15,981)
   Net interfund transfers.............................         981           8,297,225    3,598,149   (3,341,663)    (233,187)
                                                               ----         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions.........................................         992           8,237,246    3,927,056   (4,937,085)  (1,684,955)
                                                               ----         -----------  -----------  -----------  -----------
Total increase (decrease) in assets....................         993          10,879,106    6,688,650   (4,430,130)    (529,529)

Assets, beginning of period............................          --          17,098,318   10,409,668   24,567,760   25,097,289
                                                               ----         -----------  -----------  -----------  -----------
Assets, end of period..................................        $993         $27,977,424  $17,098,318  $20,137,630  $24,567,760
                                                               ====         ===========  ===========  ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         Sub-Account
                                                                  ---------------------------------------------------------
                                                                  Large Cap Trust Large Cap Growth     Large Cap Growth
                                                                     Series 1      Trust Series 0       Trust Series 1
                                                                  --------------- ---------------- ------------------------
                                                                   Period Ended     Period Ended    Year Ended   Year Ended
                                                                    Dec. 31/05~     Dec. 31/05~     Dec. 31/05   Dec. 31/04
                                                                  --------------- ---------------- -----------  -----------
Income:
Net investment income............................................    $     --           $ --       $   135,921  $    51,708
Realized gain (loss).............................................      49,990              7          (184,716)  (2,526,261)
Change in unrealized appreciation (depreciation) during the
  period.........................................................         784             --            93,135    3,524,578
                                                                     --------           ----       -----------  -----------
Net increase (decrease) in assets from operations................      50,774              7            44,340    1,050,025
                                                                     --------           ----       -----------  -----------
Changes from principal transactions:
   Transfer of net premiums......................................       1,844             --         1,856,350    2,202,391
   Transfer on terminations......................................      (2,330)           (13)       (1,940,855)  (2,298,470)
   Transfer on policy loans......................................          --             --           (54,385)     (53,277)
   Net interfund transfers.......................................     (38,179)           593           264,452      412,238
                                                                     --------           ----       -----------  -----------
Net increase (decrease) in assets from principal transactions....     (38,665)           580           125,562      262,882
                                                                     --------           ----       -----------  -----------
Total increase (decrease) in assets..............................      12,109            587           169,902    1,312,907

Assets, beginning of period......................................          --             --        19,298,538   17,985,631
                                                                     --------           ----       -----------  -----------
Assets, end of period............................................    $ 12,109           $587       $19,468,440  $19,298,538
                                                                     ========           ====       ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                          Sub-Account
                                                                  -----------------------------------------------------------
                                                                  Large Cap Value     Large Cap Value     Lifestyle Aggressive
                                                                  Trust Series 0      Trust Series 1      1000 Trust Series 0
                                                                  --------------- ----------------------  --------------------
                                                                   Period Ended   Year Ended  Year Ended      Period Ended
                                                                    Dec. 31/05~   Dec. 31/05  Dec. 31/04      Dec. 31/05~
                                                                  --------------- ----------  ----------  --------------------
Income:
Net investment income............................................     $   --      $       --  $   45,834        $     23
Realized gain (loss).............................................         (2)        587,303     327,438             178
Change in unrealized appreciation (depreciation) during the
  period.........................................................          4         138,750     372,642           1,335
                                                                      ------      ----------  ----------        --------
Net increase (decrease) in assets from operations................          2         726,053     745,914           1,536
                                                                      ------      ----------  ----------        --------
Changes from principal transactions:
   Transfer of net premiums......................................        280         603,603     321,845           1,054
   Transfer on terminations......................................       (152)       (344,825)   (355,260)         (2,022)
   Transfer on policy loans......................................         --         (17,788)         --              --
   Net interfund transfers.......................................      3,167         568,108   2,357,285         130,292
                                                                      ------      ----------  ----------        --------
Net increase (decrease) in assets from principal transactions....      3,295         809,098   2,323,870         129,324
                                                                      ------      ----------  ----------        --------
Total increase (decrease) in assets..............................      3,297       1,535,151   3,069,784         130,860

Assets, beginning of period......................................         --       4,644,416   1,574,632              --
                                                                      ------      ----------  ----------        --------
Assets, end of period............................................     $3,297      $6,179,567  $4,644,416        $130,860
                                                                      ======      ==========  ==========        ========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             Sub-Account
                                     -------------------------------------------------------------------------------------------
                                       Lifestyle Aggressive    Lifestyle Balanced    Lifestyle Balanced    Lifestyle Conservative
                                        1000 Trust Series 1    640 Trust Series 0    640 Trust Series 1      280 Trust Series 0
                                     ------------------------  ------------------ -----------------------  ----------------------
                                      Year Ended   Year Ended     Period Ended    Year Ended   Year Ended       Period Ended
                                      Dec. 31/05   Dec. 31/04     Dec. 31/05~     Dec. 31/05   Dec. 31/04       Dec. 31/05~
                                     -----------  -----------  ------------------ ----------- -----------  ----------------------
Income:
Net investment income............... $   445,224  $    63,422       $    132       $2,406,116 $   682,850           $ --
Realized gain (loss)................      20,554     (276,996)           322          276,995    (242,625)            --
Change in unrealized appreciation
  (depreciation) during the period..   1,120,278    1,883,797          3,640          565,424   4,130,926             --
                                     -----------  -----------       --------      ----------- -----------           ----
Net increase (decrease) in assets
  from operations...................   1,586,056    1,670,223          4,094        3,248,535   4,571,151             --
                                     -----------  -----------       --------      ----------- -----------           ----
Changes from principal transactions:
   Transfer of net premiums.........   3,353,348    2,128,907          3,129        7,072,969   5,951,999             55
   Transfer on terminations.........  (1,612,631)  (1,439,778)        (2,210)     (4,448,848)  (3,963,863)           (36)
   Transfer on policy loans.........      20,774      (64,806)            --            8,228    (237,313)            --
   Net interfund transfers..........     994,764    2,565,484        326,162        5,980,788   6,378,910             81
                                     -----------  -----------       --------      ----------- -----------           ----
Net increase (decrease) in assets
  from principal transactions.......   2,756,255    3,189,807        327,081        8,613,137   8,129,733            100
                                     -----------  -----------       --------      ----------- -----------           ----
Total increase (decrease) in assets.   4,342,311    4,860,030        331,175       11,861,672  12,700,884            100

Assets, beginning of period.........  12,404,137    7,544,107             --       40,415,463  27,714,579             --
                                     -----------  -----------       --------      ----------- -----------           ----
Assets, end of period............... $16,746,448  $12,404,137       $331,175      $52,277,135 $40,415,463           $100
                                     ===========  ===========       ========      =========== ===========           ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                 Sub-Account
                                     -------------------------------------------------------------------
                                     Lifestyle Conservative   Lifestyle Growth      Lifestyle Growth
                                       280 Trust Series 1    820 Trust Series 0    820 Trust Series 1
                                     ----------------------  ------------------ ------------------------
                                     Year Ended  Year Ended     Period Ended     Year Ended   Year Ended
                                     Dec. 31/05  Dec. 31/04     Dec. 31/05~      Dec. 31/05   Dec. 31/04
                                     ----------  ----------  ------------------ -----------  -----------
Income:
Net investment income............... $  505,641  $  227,269       $    222      $ 2,082,481  $   609,382
Realized gain (loss)................     42,253      87,376             (7)        (285,985)    (827,324)
Change in unrealized appreciation
  (depreciation) during the period..   (365,322)    179,996          2,180        3,874,347    6,901,299
                                     ----------  ----------       --------      -----------  -----------
Net increase (decrease) in assets
  from operations...................    182,572     494,641          2,395        5,670,843    6,683,357
                                     ----------  ----------       --------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.........    541,641     408,562         34,792       10,920,056    7,503,684
   Transfer on terminations.........   (657,931)   (562,412)        30,322       (5,656,834)  (5,486,537)
   Transfer on policy loans.........    (28,277)     (5,102)            --         (360,889)     (68,261)
   Net interfund transfers..........    275,101     142,540        527,489        8,239,932    9,220,090
                                     ----------  ----------       --------      -----------  -----------
Net increase (decrease) in assets
  from principal transactions.......    130,534     (16,412)       592,603       13,142,265   11,168,976
                                     ----------  ----------       --------      -----------  -----------
Total increase (decrease) in assets.    313,106     478,229        594,998       18,813,108   17,852,333

Assets, beginning of period.........  6,244,993   5,766,764             --       55,819,902   37,967,569
                                     ----------  ----------       --------      -----------  -----------
Assets, end of period............... $6,558,099  $6,244,993       $594,998      $74,633,010  $55,819,902
                                     ==========  ==========       ========      ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                        -----------------------------------------------------------------------
                                                        Lifestyle Moderate    Lifestyle Moderate    Managed Trust  Mid Cap Core
                                                        460 Trust Series 0    460 Trust Series 1      Series 0    Trust Series 0
                                                        ------------------ -----------------------  ------------- --------------
                                                           Period Ended     Year Ended  Year Ended  Period Ended   Period Ended
                                                           Dec. 31/05~      Dec. 31/05  Dec. 31/04   Dec. 31/05~   Dec. 31/05~
                                                        ------------------ -----------  ----------  ------------- --------------
Income:
Net investment income..................................      $    --       $   644,187  $  187,738    $  4,134        $   --
Realized gain (loss)...................................            4           189,821      68,918         (91)           --
Change in unrealized appreciation (depreciation) during
  the period...........................................          495          (438,152)    551,717      (1,487)           (7)
                                                             -------       -----------  ----------    --------        ------
Net increase (decrease) in assets from operations......          499           395,856     808,373       2,556            (7)
                                                             -------       -----------  ----------    --------        ------
Changes from principal transactions:
   Transfer of net premiums............................           35         1,370,063   1,286,583         460            --
   Transfer on terminations............................         (353)       (1,271,093)   (609,234)     (3,129)           --
   Transfer on policy loans............................           --          (143,924)    (18,228)         --            --
   Net interfund transfers.............................       61,048           875,507   1,530,925     278,212         1,229
                                                             -------       -----------  ----------    --------        ------
Net increase (decrease) in assets from principal
  transactions.........................................       60,730           830,553   2,190,046     275,543         1,229
                                                             -------       -----------  ----------    --------        ------
Total increase (decrease) in assets....................       61,229         1,226,409   2,998,419     278,099         1,222

Assets, beginning of period............................           --         8,774,966   5,776,547          --            --
                                                             -------       -----------  ----------    --------        ------
Assets, end of period..................................      $61,229       $10,001,375  $8,774,966    $278,099        $1,222
                                                             =======       ===========  ==========    ========        ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                 Sub-Account
                                                 ---------------------------------------------------------------------------
                                                      Mid Cap Core      Mid Cap Index       Mid Cap Index      Mid Cap Stock
                                                     Trust Series 1     Trust Series 0     Trust Series 1      Trust Series 0
                                                 ---------------------  -------------- ----------------------  --------------
                                                 Year Ended  Year Ended  Period Ended  Year Ended  Year Ended   Period Ended
                                                 Dec. 31/05  Dec. 31/04  Dec. 31/05~   Dec. 31/05  Dec. 31/04   Dec. 31/05~
                                                 ----------  ---------- -------------- ----------  ----------  --------------
Income:
Net investment income........................... $   84,408   $  2,235      $   --     $  317,836  $   33,842       $ --
Realized gain (loss)............................     12,028      2,426           3        939,477     166,594          4
Change in unrealized appreciation (depreciation)
  during the period.............................    (34,495)    36,360         (54)      (164,416)    839,092         35
                                                 ----------   --------      ------     ----------  ----------       ----
Net increase (decrease) in assets from
  operations....................................     61,941     41,021         (51)     1,092,897   1,039,528         39
                                                 ----------   --------      ------     ----------  ----------       ----
Changes from principal transactions:
   Transfer of net premiums.....................    252,763    124,452          10      1,027,774     958,033        252
   Transfer on terminations.....................    (78,570)   (40,841)        762       (954,129)   (803,029)       (78)
   Transfer on policy loans.....................       (629)        --          --        (32,948)    (36,150)        --
   Net interfund transfers......................    236,051    412,988       6,881        719,597     870,224        318
                                                 ----------   --------      ------     ----------  ----------       ----
Net increase (decrease) in assets from principal
  transactions..................................    409,615    496,599       7,653        760,294     989,078        492
                                                 ----------   --------      ------     ----------  ----------       ----
Total increase (decrease) in assets.............    471,556    537,620       7,602      1,853,191   2,028,606        531

Assets, beginning of period.....................    747,762    210,142          --      7,846,188   5,817,582         --
                                                 ----------   --------      ------     ----------  ----------       ----
Assets, end of period........................... $1,219,318   $747,762      $7,602     $9,699,379  $7,846,188       $531
                                                 ==========   ========      ======     ==========  ==========       ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       Sub-Account
                                                            ----------------------------------------------------------------
                                                                 Mid Cap Stock       Mid Cap Value        Mid Cap Value
                                                                 Trust Series 1      Trust Series 0      Value Series 1
                                                            -----------------------  -------------- ------------------------
                                                             Year Ended  Year Ended   Period Ended   Year Ended   Year Ended
                                                             Dec. 31/05  Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                                            -----------  ----------  -------------- -----------  -----------
Income:
Net investment income...................................... $   353,590  $       --      $   --     $   632,192  $    69,295
Realized gain (loss).......................................   1,730,422     286,503           7       1,471,335    1,186,891
Change in unrealized appreciation (depreciation) during the
  period...................................................   1,551,025   1,167,590         (33)       (717,135)   1,620,437
                                                            -----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from operations..........   3,635,037   1,454,093         (26)      1,386,392    2,876,623
                                                            -----------  ----------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums................................   1,635,274   1,109,543         138       2,804,087    1,693,501
   Transfer on terminations................................  (2,291,564)   (859,854)        (59)     (1,216,774)    (998,476)
   Transfer on policy loans................................     (53,572)    (38,600)         --         (23,204)      (7,594)
   Net interfund transfers.................................   9,088,677   1,676,484       3,704       2,381,622    3,233,475
                                                            -----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from principal
  transactions.............................................   8,378,815   1,887,573       3,783       3,945,731    3,920,906
                                                            -----------  ----------      ------     -----------  -----------
Total increase (decrease) in assets........................  12,013,852   3,341,666       3,757       5,332,123    6,797,529

Assets, beginning of period................................   9,756,344   6,414,678          --      16,664,733    9,867,204
                                                            -----------  ----------      ------     -----------  -----------
Assets, end of period...................................... $21,770,196  $9,756,344      $3,757     $21,996,856  $16,664,733
                                                            ===========  ==========      ======     ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                                  Sub-Account
                                                 -----------------------------------------------------------------------------
                                                 Mid Value Trust   Money Market          Money Market         Natural Resources
                                                    Series 0     Trust B Series 0       Trust Series 1         Trust Series 0
                                                 --------------- ---------------- --------------------------  -----------------
                                                  Period Ended     Period Ended    Year Ended    Year Ended     Period Ended
                                                   Dec. 31/05~     Dec. 31/05~     Dec. 31/05    Dec. 31/04      Dec. 31/05~
                                                 --------------- ---------------- ------------  ------------  -----------------
Income:
Net investment income...........................      $ --         $     3,353    $  2,164,222  $    652,359        $  --
Realized gain (loss)............................        --                  --              --            --            5
Change in unrealized appreciation (depreciation)
  during the period.............................         1                  --              --            --           41
                                                      ----         -----------    ------------  ------------        -----
Net increase (decrease) in assets from
  operations....................................         1               3,353       2,164,222       652,359           46
                                                      ----         -----------    ------------  ------------        -----
Changes from principal transactions:
   Transfer of net premiums.....................        66           1,898,235      37,135,552    58,039,439           60
   Transfer on terminations.....................       (31)          1,359,541     (14,357,407)  (17,648,508)        (122)
   Transfer on policy loans.....................        --                  --        (633,755)      574,206           --
   Net interfund transfers......................        12          (1,639,630)    (21,682,743)  (56,476,832)         746
                                                      ----         -----------    ------------  ------------        -----
Net increase (decrease) in assets from principal
  transactions..................................        47           1,618,146         461,647   (15,511,695)         684
                                                      ----         -----------    ------------  ------------        -----
Total increase (decrease) in assets.............        48           1,621,499       2,625,869   (14,859,336)         730

Assets, beginning of period.....................        --                  --      78,523,906    93,383,242           --
                                                      ----         -----------    ------------  ------------        -----
Assets, end of period...........................      $ 48         $ 1,621,499    $ 81,149,775  $ 78,523,906        $ 730
                                                      ====         ===========    ============  ============        =====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                       ------------------------------------------------------------------------------------
                                          Natural Resources           Overseas Trust       Overseas Equity Pacific Rim Trust
                                            Trust Series 1               Series 1          Trust Series 0      Series 0
                                       -----------------------  -------------------------  --------------- -----------------
                                       Year Ended   Year Ended   Year Ended    Year Ended   Period Ended     Period Ended
                                       Dec. 31/05   Dec. 31/04  Dec. 31/05/g/  Dec. 31/04    Dec. 31/05~      Dec. 31/05~
                                       ----------  -----------  ------------  -----------  --------------- -----------------
Income:
Net investment income................. $  110,159  $    49,554  $     36,753  $    34,423       $ --             $ --
Realized gain (loss)..................    704,606      229,123       722,856      638,676         --                1
Change in unrealized appreciation
  (depreciation) during the period....  1,464,687      209,659    (1,039,185)     363,446          1               21
                                       ----------  -----------  ------------  -----------       ----             ----
Net increase (decrease) in assets from
  operations..........................  2,279,452      488,336      (279,576)   1,036,545          1               22
                                       ----------  -----------  ------------  -----------       ----             ----
Changes from principal transactions:
   Transfer of net premiums...........    733,698      288,731       247,287      951,319         36               --
   Transfer on terminations...........   (368,865)  (1,154,304)     (340,518)    (837,141)       (19)             (19)
   Transfer on policy loans...........     (6,870)      (6,648)      (26,766)     (90,380)        --               --
   Net interfund transfers............  2,962,709    2,638,282   (10,433,623)   1,239,968          9              597
                                       ----------  -----------  ------------  -----------       ----             ----
Net increase (decrease) in assets from
  principal transactions..............  3,320,672    1,766,061   (10,553,620)   1,263,766         26              578
                                       ----------  -----------  ------------  -----------       ----             ----
Total increase (decrease) in assets...  5,600,124    2,254,397   (10,833,196)   2,300,311         27              600

Assets, beginning of period...........  3,387,254    1,132,857    10,833,196    8,532,885         --               --
                                       ----------  -----------  ------------  -----------       ----             ----
Assets, end of period................. $8,987,378  $ 3,387,254  $         --  $10,833,196       $ 27             $600
                                       ==========  ===========  ============  ===========       ====             ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
g Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                        -------------------------------------------------------------------
                                                            Pacific Rim Trust     Quantitative All Cap Quantitative All Cap
                                                                Series 1             Trust Series 0       Trust Series 1
                                                        ------------------------  -------------------- --------------------
                                                         Year Ended   Year Ended      Period Ended     Year Ended Year Ended
                                                         Dec. 31/05   Dec. 31/04      Dec. 31/05~      Dec. 31/05 Dec. 31/04
                                                        -----------  -----------  -------------------- ---------- ----------
Income:
Net investment income.................................. $    90,162  $    39,388          $--           $ 34,039  $   4,675
Realized gain (loss)...................................     892,513      591,744           --             10,833      5,924
Change in unrealized appreciation (depreciation) during
  the period...........................................   1,593,002      731,200           --            (12,809)    21,798
                                                        -----------  -----------          ---           --------  ---------
Net increase (decrease) in assets from operations......   2,575,677    1,362,332           --             32,063     32,397
                                                        -----------  -----------          ---           --------  ---------
Changes from principal transactions:
   Transfer of net premiums............................     727,323      827,972           19             61,808     43,329
   Transfer on terminations............................  (1,543,716)  (1,081,321)          (7)           (14,082)  (117,929)
   Transfer on policy loans............................     (24,132)      58,727           --             (1,141)        --
   Net interfund transfers.............................   1,652,548      636,001            2            143,110    197,459
                                                        -----------  -----------          ---           --------  ---------
Net increase (decrease) in assets from principal
  transactions.........................................     812,023      441,379           14            189,695    122,859
                                                        -----------  -----------          ---           --------  ---------
Total increase (decrease) in assets....................   3,387,700    1,803,711           14            221,758    155,256

Assets, beginning of period............................   9,758,540    7,954,829           --            199,302     44,046
                                                        -----------  -----------          ---           --------  ---------
Assets, end of period.................................. $13,146,240  $ 9,758,540          $14           $421,060  $ 199,302
                                                        ===========  ===========          ===           ========  =========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
g Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                       -------------------------------------------------------------------------------------
                                       Quantitative Equity  Quantitative Mid     Quantitative Mid       Quantitative Value
                                         Trust Series 1    Cap Trust Series 0   Cap Trust Series 1        Trust Series 1
                                       ------------------- ------------------ ----------------------  ----------------------
                                           Year Ended         Period Ended    Year Ended  Year Ended  Year Ended Period Ended
                                         Dec. 31/04/xx/       Dec. 31/05~     Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec.31/04##
                                       ------------------- ------------------ ----------  ----------  ---------- ------------
Income:
Net investment income.................    $    382,977           $   --       $       --  $       --     $1,736    $    --
Realized gain (loss)..................     (17,437,554)             (69)         172,949      28,691      1,329         72
Change in unrealized appreciation
  (depreciation) during the period....      16,998,745              194          (11,798)    115,618     17,324      1,366
                                          ------------           ------       ----------  ----------   --------    -------
Net increase (decrease) in assets from
  operations..........................         (55,832)             125          161,151     144,309     20,389      1,438
                                          ------------           ------       ----------  ----------   --------    -------
Changes from principal transactions:                                                                     83,960        210
   Transfer of net premiums...........       1,081,406            3,975           92,616      84,332
   Transfer on terminations...........      (1,881,526)              27          (72,012)    (73,871)    (5,153)      (555)
   Transfer on policy loans...........        (236,388)              --           (1,202)         (3)        --         --
   Net interfund transfers............     (36,915,602)           2,149           91,038     332,393    467,555     14,429
                                          ------------           ------       ----------  ----------   --------    -------
Net increase (decrease) in assets from
  principal transactions..............     (37,952,110)           6,151          110,440     342,851    546,362     14,084
                                          ------------           ------       ----------  ----------   --------    -------
Total increase (decrease) in assets...     (38,007,942)           6,276          271,591     487,160    566,751     15,522

Assets, beginning of period...........      38,007,942               --        1,148,626     661,466     15,522         --
                                          ------------           ------       ----------  ----------   --------    -------
Assets, end of period.................    $         --           $6,276       $1,420,217  $1,148,626   $582,273    $15,522
                                          ============           ======       ==========  ==========   ========    =======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
xx Terminated as an investment option and funds transferred to U.S. Large Cap
   Trust on May 3, 2004.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                            Sub-Account
                                     ----------------------------------------------------------------------------------------
                                     Real Estate Securities  Real Estate Securities   Real Return Bond    Real Return Bond
                                         Trust Series 0          Trust Series 1        Trust Series 0      Trust Series 1
                                     ---------------------- ------------------------  ---------------- ----------------------
                                       Period Ended Dec.     Year Ended   Year Ended    Period Ended   Year Ended  Year Ended
                                             31/05~          Dec. 31/05   Dec. 31/04    Dec. 31/05~    Dec. 31/05  Dec. 31/04
                                     ---------------------- -----------  -----------  ---------------- ----------  ----------
Income:
Net investment income...............        $    --         $ 7,161,881  $   904,075       $   --      $   90,553  $   40,433
Realized gain (loss)................             --           4,646,644      906,547           (1)          2,883      81,709
Change in unrealized appreciation
  (depreciation) during the period..             (1)         (6,743,469)   9,118,077           (3)        (66,136)     20,110
                                            -------         -----------  -----------       ------      ----------  ----------
Net increase (decrease) in assets
  from operations...................             (1)          5,065,056   10,928,699           (4)         27,300     142,252
                                            -------         -----------  -----------       ------      ----------  ----------
Changes from principal transactions:
   Transfer of net premiums.........             51           3,688,088    2,830,089         (138)        228,553     289,210
   Transfer on terminations.........            (33)         (4,962,225)  (4,214,517)          --        (134,038)   (250,327)
   Transfer on policy loans.........             --            (101,311)    (270,172)          --              --          --
   Net interfund transfers..........         34,855          (3,723,507)   1,056,144        1,411         705,433     211,497
                                            -------         -----------  -----------       ------      ----------  ----------
Net increase (decrease) in assets
  from principal transactions.......         34,873          (5,098,955)    (598,456)       1,273         799,948     250,380
                                            -------         -----------  -----------       ------      ----------  ----------
Total increase (decrease) in assets.         34,872             (33,899)  10,330,243        1,269         827,248     392,632

Assets, beginning of period.........             --          45,385,043   35,054,800           --       1,717,117   1,324,485
                                            -------         -----------  -----------       ------      ----------  ----------
Assets, end of period...............        $34,872         $45,351,144  $45,385,043       $1,269      $2,544,365  $1,717,117
                                            =======         ===========  ===========       ======      ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
xx Terminated as an investment option and funds transferred to U.S. Large Cap
   Trust on May 3, 2004.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           Sub-Account
                                       ----------------------------------------------------------------------------------
                                                                                                                Small Cap
                                       Science & Technology   Science & Technology         Select Growth          Trust
                                          Trust Series 0         Trust Series 1           Trust Series 1         Series 0
                                       -------------------- ------------------------  ----------------------   ------------
                                           Period Ended      Year Ended   Year Ended   Year Ended   Year Ended Period Ended
                                           Dec. 31/05~       Dec. 31/05   Dec. 31/04  Dec. 31/05/y/ Dec. 31/04 Dec. 31/05~
                                       -------------------- -----------  -----------  ------------  ---------- ------------
Income:
Net investment income.................         $--          $        --  $        --   $       --   $      69      $ --
Realized gain (loss)..................          --            1,731,332      666,013        9,652      53,983         1
Change in unrealized appreciation
  (depreciation) during the period....          --           (1,489,527)    (518,371)    (27,199)     (39,941)       --
                                               ---          -----------  -----------   ----------   ---------      ----
Net increase (decrease) in assets from
  operations..........................          --              241,805      147,642     (17,547)      14,111         1
                                               ---          -----------  -----------   ----------   ---------      ----
Changes from principal transactions:                                                        3,394     238,982        --
   Transfer of net premiums...........          --            2,517,672    3,019,772
   Transfer on terminations...........          (4)          (2,677,562)  (2,296,110)    (19,358)    (114,827)       (5)
   Transfer on policy loans...........          --              (49,455)     (23,431)       (786)       8,086        --
   Net interfund transfers............           9           (1,589,574)  (1,253,272)   (527,237)     (86,471)      330
                                               ---          -----------  -----------   ----------   ---------      ----
Net increase (decrease) in assets from
  principal transactions..............           5           (1,798,919)    (553,041)   (543,987)      45,770       325
                                               ---          -----------  -----------   ----------   ---------      ----
Total increase (decrease) in assets...           5           (1,557,114)    (405,399)   (561,534)      59,881       326

Assets, beginning of period...........          --           21,441,064   21,846,463      561,534     501,653        --
                                               ---          -----------  -----------   ----------   ---------      ----
Assets, end of period.................         $ 5          $19,883,950  $21,441,064   $       --   $ 561,534      $326
                                               ===          ===========  ===========   ==========   =========      ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.

See accompanying notes.

                                                                                       Sub-Account
                                                              -------------------------------------------------------------
                                                               Small Cap    Small Cap    Small Cap          Small Cap
                                                                 Trust     Growth Trust Index Trust        Index Trust
                                                                Series 1     Series 0     Series 0          Series 1
                                                              ------------ ------------ ------------ ----------------------
                                                              Period Ended Period Ended Period Ended Year Ended  Year Ended
                                                              Dec. 31/05~  Dec. 31/05~  Dec. 31/05~  Dec. 31/05  Dec. 31/04
                                                              ------------ ------------ ------------ ----------  ----------
Income:
Net investment income........................................   $     --       $ --        $   --    $  302,487  $   17,840
Realized gain (loss).........................................     35,136         --            (2)      547,747     394,893
Change in unrealized appreciation (depreciation) during the
  period.....................................................     38,807         --          (161)     (591,894)    577,611
                                                                --------       ----        ------    ----------  ----------
Net increase (decrease) in assets from operations............     73,943         --          (163)      258,340     990,344
                                                                --------       ----        ------    ----------  ----------
Changes from principal transactions:
   Transfer of net premiums..................................      2,929         36           111       968,283     933,411
   Transfer on terminations..................................     (9,842)       (18)          791      (581,354)   (536,269)
   Transfer on policy loans..................................         --         --            --       (68,125)     (5,670)
   Net interfund transfers...................................    813,811         11         8,357      (192,446)  1,802,908
                                                                --------       ----        ------    ----------  ----------
Net increase (decrease) in assets from principal transactions    806,898         29         9,259       126,358   2,194,380
                                                                --------       ----        ------    ----------  ----------
Total increase (decrease) in assets..........................    880,841         29         9,096       384,698   3,184,724

Assets, beginning of period..................................         --         --            --     7,616,093   4,431,369
                                                                --------       ----        ------    ----------  ----------
Assets, end of period........................................   $880,841       $ 29        $9,096    $8,000,791  $7,616,093
                                                                ========       ====        ======    ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          Sub-Account
                                         -----------------------------------------------------------------------------
                                            Small Cap Oppor-        Small Cap Opport-    Small Cap Value Small Company
                                         tunities Trust Series 0 tunities Trust Series 1 Trust Series 0  Trust Series 0
                                         ----------------------- ----------------------  --------------- --------------
                                              Period Ended       Year Ended  Year Ended   Period Ended    Period Ended
                                               Dec. 31/05~       Dec. 31/05  Dec. 31/04    Dec. 31/05~    Dec. 31/05~
                                         ----------------------- ----------  ----------  --------------- --------------
Income:
Net investment income...................          $ --           $   39,994  $   36,432      $    --          $ --
Realized gain (loss)....................             2               50,708     220,772           --             1
Change in unrealized appreciation
  (depreciation) during the period......             1              974,478     169,919           --            --
                                                  ----           ----------  ----------      -------          ----
Net increase (decrease) in assets from
  operations............................             3            1,065,180     427,123           --             1
                                                  ----           ----------  ----------      -------          ----
Changes from principal transactions:                                                              10            99
   Transfer of net premiums.............           138              642,197     129,008
   Transfer on terminations.............           (49)            (525,209)    (76,104)         (7)           (66)
   Transfer on policy loans.............            --                 (382)     (6,184)          --            --
   Net interfund transfers..............           111            4,650,745   3,100,039       34,361           412
                                                  ----           ----------  ----------      -------          ----
Net increase (decrease) in assets from
  principal transactions................           200            4,767,351   3,146,759       34,364           445
                                                  ----           ----------  ----------      -------          ----
Total increase (decrease) in assets.....           203            5,832,531   3,573,882       34,364           446

Assets, beginning of period.............            --            3,859,270     285,388           --            --
                                                  ----           ----------  ----------      -------          ----
Assets, end of period...................          $203           $9,691,801  $3,859,270      $34,364          $446
                                                  ====           ==========  ==========      =======          ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
h Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

See accompanying notes.

                                                                                Sub-Account
                                                   ---------------------------------------------------------------------
                                                     Small Company Trust      Small Company Blend        Small Company
                                                           Series 1              Trust Series 1       Value Trust Series 0
                                                   -----------------------  -----------------------   --------------------
                                                   Year Ended  Period Ended  Year Ended   Year Ended      Period Ended
                                                   Dec. 31/05~ Dec. 31/04## Dec. 31/05/h/ Dec. 31/04      Dec. 31/05~
                                                   ----------- ------------ ------------  ----------  --------------------
Income:
Net investment income.............................  $  2,972     $    --    $        --   $       --         $   --
Realized gain (loss)..............................       774       7,817        570,894       32,097             (1)
Change in unrealized appreciation (depreciation)
  during the period...............................    16,106         862     (1,374,657)     460,503            (47)
                                                    --------     -------    -----------   ----------         ------
Net increase (decrease) in assets from operations.    19,852       8,679       (803,763)     492,600            (48)
                                                    --------     -------    -----------   ----------         ------
Changes from principal transactions:
   Transfer of net premiums.......................    45,120      12,823        182,112      745,238            141
   Transfer on terminations.......................   (22,883)     (2,709)      (312,405)    (559,194)           (42)
   Transfer on policy loans.......................        --          --          6,296       (9,576)            --
   Net interfund transfers........................   434,822      49,451     (6,139,531)     377,199          2,125
                                                    --------     -------    -----------   ----------         ------
Net increase (decrease) in assets from principal
  transactions....................................   457,059      59,565     (6,263,528)     553,667          2,224
                                                    --------     -------    -----------   ----------         ------
Total increase (decrease) in assets...............   476,911      68,244     (7,067,291)   1,046,267          2,176

Assets, beginning of period.......................    68,244          --      7,067,291    6,021,024             --
                                                    --------     -------    -----------   ----------         ------
Assets, end of period.............................  $545,155     $68,244    $        --   $7,067,291         $2,176
                                                    ========     =======    ===========   ==========         ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
h Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        Sub-Account
                                         ------------------------------------------------------------------------
                                            Small Company Value         Small-Mid Cap        Small-Mid Cap Growth
                                              Trust Series 1           Trust Series 1           Trust Series 1
                                         ------------------------  ----------------------   ----------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/05/d/ Dec. 31/04 Dec. 31/05/d/ Dec. 31/04
                                         -----------  -----------  ------------  ---------- ------------  ----------
Income:
Net investment income................... $   372,926  $   221,735   $  12,520     $    203   $      --     $     --
Realized gain (loss)....................     841,374      704,325      (9,650)      28,625      38,933       16,762
Change in unrealized appreciation
  (depreciation) during the period......     193,528    3,083,164     (33,688)      (2,892)    (54,008)      16,161
                                         -----------  -----------   ---------     --------   ---------     --------
Net increase (decrease) in assets from
  operations............................   1,407,828    4,009,224     (30,818)      25,936     (15,075)      32,923
                                         -----------  -----------   ---------     --------   ---------     --------
Changes from principal transactions:
   Transfer of net premiums.............   1,801,956    1,909,281       2,546      118,926       2,003       48,348
   Transfer on terminations.............  (2,248,034)  (1,511,185)     (9,342)     (65,749)     (6,969)     (26,598)
   Transfer on policy loans.............     (46,771)     (52,994)         --        9,236        (348)        (271)
   Net interfund transfers..............     273,954    1,242,354    (338,937)      (3,903)   (223,213)     (19,262)
                                         -----------  -----------   ---------     --------   ---------     --------
Net increase (decrease) in assets from
  principal transactions................    (218,895)   1,587,456    (345,733)      58,510    (228,527)       2,217
                                         -----------  -----------   ---------     --------   ---------     --------
Total increase (decrease) in assets.....   1,188,933    5,596,680    (376,551)      84,446    (243,602)      35,140

Assets, beginning of period.............  20,631,270   15,034,590     376,551      292,105     243,602      208,462
                                         -----------  -----------   ---------     --------   ---------     --------
Assets, end of period................... $21,820,203  $20,631,270   $      --     $376,551   $      --     $243,602
                                         ===========  ===========   =========     ========   =========     ========

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
e Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.

See accompanying notes.

                                                                        Sub-Account
                                         -------------------------------------------------------------------------
                                           Special Value Trust     Strategic Bond Trust     Strategic Growth Trust
                                                Series 1                 Series 1                  Series 1
                                         ----------------------  ------------------------  -----------------------
                                         Year Ended  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04   Dec. 31/05   Dec. 31/04  Dec. 31/05/e/ Dec. 31/04
                                         ----------  ----------  -----------  -----------  ------------  ----------
Income:
Net investment income................... $    4,928  $   13,642  $   277,757  $   358,034  $    49,495   $       --
Realized gain (loss)....................     63,938      13,700      117,868      104,521      344,970       38,730
Change in unrealized appreciation
  (depreciation) during the period......      9,050     154,991     (126,071)     144,342     (596,951)     148,669
                                         ----------  ----------  -----------  -----------  -----------   ----------
Net increase (decrease) in assets from
  operations............................     77,916     182,333      269,554      606,897     (202,486)     187,399
                                         ----------  ----------  -----------  -----------  -----------   ----------
Changes from principal transactions:
   Transfer of net premiums.............    164,874     167,721      863,320    1,029,625      116,352      681,375
   Transfer on terminations.............   (111,192)    (65,269)    (892,961)    (977,096)     (77,587)    (178,252)
   Transfer on policy loans.............     (2,008)       (107)     (65,859)     (27,429)          14          (74)
   Net interfund transfers..............     32,609     250,241      147,864      345,977   (3,413,768)    (142,645)
                                         ----------  ----------  -----------  -----------  -----------   ----------
Net increase (decrease) in assets from
  principal transactions................     84,283     352,586       52,364      371,077   (3,374,989)     360,404
                                         ----------  ----------  -----------  -----------  -----------   ----------
Total increase (decrease) in assets.....    162,199     534,919      321,918      977,974   (3,577,475)     547,803

Assets, beginning of period.............  1,200,169     665,250   10,001,024    9,023,050    3,577,475    3,029,672
                                         ----------  ----------  -----------  -----------  -----------   ----------
Assets, end of period................... $1,362,368  $1,200,169  $10,322,942  $10,001,024  $        --   $3,577,475
                                         ==========  ==========  ===========  ===========  ===========   ==========

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
e Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               Sub-Account
                                         --------------------------------------------------------------------------------------
                                         Strategic Income Strategic Income Trust  Strategic Opportun-   Strategic Opportunities
                                          Trust Series 0         Series 1         ities Trust Series 0      Trust Series 1
                                         ---------------- ----------------------  -------------------- ------------------------
                                           Period Ended   Year Ended Period Ended     Period Ended      Year Ended   Year Ended
                                           Dec. 31/05~    Dec. 31/05 Dec. 31/04##     Dec. 31/05~       Dec. 31/05   Dec. 31/04
                                         ---------------- ---------- ------------ -------------------- -----------  -----------
Income:
Net investment income...................      $  211       $ 10,117    $   775           $  --         $   100,498  $    20,627
Realized gain (loss)....................          --          1,253        324              --          (2,598,704)  (3,471,694)
Change in unrealized appreciation
  (depreciation) during the period......        (200)        (6,828)       982               1           4,662,303    6,153,730
                                              ------       --------    -------           -----         -----------  -----------
Net increase (decrease) in assets from
  operations............................          11          4,542      2,081               1           2,164,097    2,702,663
                                              ------       --------    -------           -----         -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............          --         11,028      3,931              42           1,860,231    2,532,786
   Transfer on terminations.............          (3)        13,046     (1,192)           (14)          (2,719,818)  (2,968,325)
   Transfer on policy loans.............          --             --         --              --             (41,474)    (158,028)
   Net interfund transfers..............       5,284        176,494     46,453              21          (1,423,843)  (1,926,626)
                                              ------       --------    -------           -----         -----------  -----------
Net increase (decrease) in assets from
  principal transactions................       5,281        200,568     49,192              49          (2,324,904)  (2,520,193)
                                              ------       --------    -------           -----         -----------  -----------
Total increase (decrease) in assets.....       5,292        205,110     51,273              50            (160,807)     182,470

Assets, beginning of period.............          --         51,273         --              --          24,121,175   23,938,705
                                              ------       --------    -------           -----         -----------  -----------
Assets, end of period...................      $5,292       $256,383    $51,273           $  50         $23,960,368  $24,121,175
                                              ======       ========    =======           =====         ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                   Sub-Account
                                         ---------------------------------------------------------------
                                             Strategic Value      Total Return        Total Return
                                             Trust Series 1      Trust Series 0      Trust Series 1
                                         ----------------------  -------------- ------------------------
                                         Year Ended  Year Ended   Period Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                         ----------  ----------  -------------- -----------  -----------
Income:
Net investment income................... $  144,058  $   10,372      $   --     $   896,173  $   902,549
Realized gain (loss)....................     12,429     135,287          (2)         33,207      (39,301)
Change in unrealized appreciation
  (depreciation) during the period......   (158,255)     87,933         (10)       (467,973)      (9,450)
                                         ----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from
  operations............................     (1,768)    233,592         (12)        461,407      853,798
                                         ----------  ----------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............    177,997     208,586           2       1,753,195    2,044,931
   Transfer on terminations.............    (90,847)    (95,357)       (267)     (1,273,857)  (1,601,832)
   Transfer on policy loans.............     (2,167)    (12,521)         --         (51,798)     (66,393)
   Net interfund transfers..............     52,986     240,110       2,551       1,295,447     (885,041)
                                         ----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from
  principal transactions................    137,969     340,818       2,286       1,722,987     (508,335)
                                         ----------  ----------      ------     -----------  -----------
Total increase (decrease) in assets.....    136,201     574,410       2,274       2,184,394      345,463

Assets, beginning of period.............  1,432,678     858,268          --      18,308,958   17,963,495
                                         ----------  ----------      ------     -----------  -----------
Assets, end of period................... $1,568,879  $1,432,678      $2,274     $20,493,352  $18,308,958
                                         ==========  ==========      ======     ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         Sub-Account
                                 ------------------------------------------------------------------------------------------
                                  Total Stock Market     Total Stock Market     U.S. Global Leaders    U.S. Global Leaders
                                 Index Trust Series 0   Index Trust Series 1   Growth Trust Series 0  Growth Trust Series 1
                                 -------------------- -----------------------  --------------------- ----------------------
                                     Period Ended      Year Ended  Year Ended      Period Ended      Year Ended Period Ended
                                     Dec. 31/05~       Dec. 31/05  Dec. 31/04       Dec. 31/05~      Dec.31/05  Dec.31/04##
                                 -------------------- -----------  ----------  --------------------- ---------- ------------
Income:
Net investment income...........        $   --        $    63,347  $   25,667          $ 10             $50,508   $    536
Realized gain (loss)............            --            167,288      73,930            --               9,097      1,169
Change in unrealized
  appreciation (depreciation)
  during the period.............           (94)           121,128     487,526           (25)            167,423      4,183
                                        ------        -----------  ----------          ----          ----------   --------
Net increase (decrease) in
  assets from operations........           (94)           351,763     587,123           (15)            227,028      5,888
                                        ------        -----------  ----------          ----          ----------   --------
Changes from principal
  transactions:                                                                                         191,232     29,478
   Transfer of net premiums.....            --            515,105     610,235             2
   Transfer on terminations.....            33         (1,116,052)   (364,650)           (8)          (109,681)     (2,086)
   Transfer on policy loans.....            --            (65,728)     (4,119)           --                  86         --
   Net interfund transfers......         6,097            576,329     929,855           551           2,298,164     89,729
                                        ------        -----------  ----------          ----          ----------   --------
Net increase (decrease) in
  assets from principal
  transactions..................         6,130            (90,346)  1,171,321           545           2,379,801    117,121
                                        ------        -----------  ----------          ----          ----------   --------
Total increase (decrease) in
  assets........................         6,036            261,417   1,758,444           530           2,606,829    123,009

Assets, beginning of period.....            --          5,762,135   4,003,691            --             123,009         --
                                        ------        -----------  ----------          ----          ----------   --------
Assets, end of period...........        $6,036        $ 6,023,552  $5,762,135          $530          $2,729,838   $123,009
                                        ======        ===========  ==========          ====          ==========   ========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                   Sub-Account
                                 -------------------------------------------------------------------------------
                                      U.S. Government        U.S. High Yield     U.S. High Yield   U.S. Large Cap
                                 Securities Trust Series 1 Bond Trust Series 0 Bond Trust Series 1 Trust Series 0
                                 ------------------------  ------------------- ------------------- --------------
                                  Year Ended   Year Ended     Period Ended        Period Ended      Period Ended
                                  Dec. 31/05   Dec. 31/04      Dec. 31/05~         Dec. 31/05~      Dec. 31/05~
                                 -----------  -----------  ------------------- ------------------- --------------
Income:
Net investment income........... $   520,877  $   576,550          $--               $   --             $ --
Realized gain (loss)............      (2,952)      96,655           --                   --               --
Change in unrealized
  appreciation (depreciation)
  during the period.............    (302,186)    (235,239)          --                   28               --
                                 -----------  -----------          ---               ------             ----
Net increase (decrease) in
  assets from operations........     215,739      437,966           --                   28               --
                                 -----------  -----------          ---               ------             ----
Changes from principal
  transactions:
   Transfer of net premiums.....   1,444,085    2,318,656           --                4,773               42
   Transfer on terminations.....  (1,996,279)  (3,487,442)          (5)                 (31)             (12)
   Transfer on policy loans.....     (57,812)     (14,392)          --                   --               --
   Net interfund transfers......  (2,089,257)  (3,487,463)           8                   52               14
                                 -----------  -----------          ---               ------             ----
Net increase (decrease) in
  assets from principal
  transactions..................  (2,699,263)  (4,670,641)           3                4,794               44
                                 -----------  -----------          ---               ------             ----
Total increase (decrease) in
  assets........................  (2,483,524)  (4,232,675)           3                4,822               44

Assets, beginning of period.....  15,039,513   19,272,188           --                   --               --
                                 -----------  -----------          ---               ------             ----
Assets, end of period........... $12,555,989  $15,039,513          $ 3                4,822             $ 44
                                 ===========  ===========          ===               ======             ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                        ------------------------------------------------------------------
                                                          U.S. Large Cap Trust    Utilities Trust      Utilities Trust
                                                                Series 1             Series 0             Series 1
                                                        ------------------------  --------------- ------------------------
                                                         Year Ended   Year Ended   Period Ended    Year Ended  Period Ended
                                                         Dec. 31/05   Dec. 31/04    Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                                        -----------  -----------  --------------- ------------ ------------
Income:
Net investment income.................................. $   222,758  $    57,223       $ --       $    238,331  $   10,242
Realized gain (loss)...................................   1,618,749      226,381         --            785,762     102,520
Change in unrealized appreciation (depreciation)
  during the period....................................   1,053,949    4,223,937         --          (462,523)     474,887
                                                        -----------  -----------       ----       ------------  ----------
Net increase (decrease) in assets from operations......   2,895,456    4,507,541         --            561,570     587,649
                                                        -----------  -----------       ----       ------------  ----------
Changes from principal transactions:
   Transfer of net premiums............................   4,047,334    4,526,084          8            503,421     120,234
   Transfer on terminations............................  (6,667,227)  (5,374,696)        (4)         (211,390)    (173,394)
   Transfer on policy loans............................    (175,483)     202,315         --            (2,519)     (10,999)
   Net interfund transfers.............................  (1,030,851)  33,854,684        543        (1,008,395)   1,920,288
                                                        -----------  -----------       ----       ------------  ----------
Net increase (decrease) in assets from principal
  transactions.........................................  (3,826,227)  33,208,387        547          (718,883)   1,856,129
                                                        -----------  -----------       ----       ------------  ----------
Total increase (decrease) in assets....................    (930,771)  37,715,928        547          (157,313)   2,443,778

Assets, beginning of period............................  53,540,709   15,824,781         --          3,271,438     827,660
                                                        -----------  -----------       ----       ------------  ----------
Assets, end of period.................................. $52,609,938  $53,540,709       $547       $  3,114,125  $3,271,438
                                                        ===========  ===========       ====       ============  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                     Sub-Account
                                                        ------------------------------------
                                                        Value Trust        Value Trust
                                                         Series 0           Series 1                       Total
                                                        ----------- ------------------------  ------------------------------
                                                        Year Ended   Year Ended   Year Ended    Year Ended      Year Ended
                                                        Dec. 31/05~  Dec. 31/05   Dec. 31/04    Dec. 31/05      Dec. 31/04
                                                        ----------- -----------  -----------  --------------  --------------
Income:
Net investment income..................................    $ --     $   116,560  $   104,790  $   35,031,263  $   13,826,143
Realized gain (loss)...................................      --         453,840      202,735      18,057,277     (26,229,790)
Change in unrealized appreciation (depreciation)
  during the period....................................      (4)      1,679,064    2,201,244      23,599,898     123,064,158
                                                           ----     -----------  -----------  --------------  --------------
Net increase (decrease) in assets from operations......      (4)      2,249,464    2,508,769      76,688,438     110,660,511
                                                           ----     -----------  -----------  --------------  --------------
Changes from principal transactions:
   Transfer of net premiums............................      10       1,356,941    1,693,789     146,360,427     165,922,910
   Transfer on terminations............................      (8)     (2,435,659)  (1,832,365)   (128,434,418)   (128,504,682)
   Transfer on policy loans............................      --         (41,701)     (51,000)     (4,144,818)     (1,245,115)
   Net interfund transfers.............................     529        (172,671)  (1,187,148)     (3,266,309)     (2,517,721)
                                                           ----     -----------  -----------  --------------  --------------
Net increase (decrease) in assets from principal
  transactions.........................................     531      (1,293,090)  (1,376,724)     10,514,882      33,655,392
                                                           ----     -----------  -----------  --------------  --------------
Total increase (decrease) in assets....................     527         956,374    1,132,045      87,203,320     144,315,903

Assets, beginning of period............................      --      18,811,290   17,679,245   1,116,682,829     972,366,926
                                                           ----     -----------  -----------  --------------  --------------
Assets, end of period..................................    $527     $19,767,664  $18,811,290  $1,203,886,149  $1,116,682,829
                                                           ====     ===========  ===========  ==============  ==============

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                         Notes to Financial Statements

                               December 31, 2005

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) (the "Account") is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") (formerly The Manufacturers Life Insurance Company (U.S.A.)) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has eighty-two active investment sub-accounts that invest in shares of a particular John Hancock Trust (formerly Manufacturers Investment Trust) Portfolio and one sub-account that invests in shares of a particular PIMCO Variable Investment Trust Portfolio (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with Insurance Company companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life Insurance Company contracts (the "Contracts") issued by the Company.

The Company is a stock life Insurance Company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life Insurance Company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

1. Organization (continued)

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Effective January 1, 2005, the following name changes occurred:

            Previous Name                             New Name
            -------------                             --------
  The Manufacturers Life Insurance       John Hancock Life Insurance Company
          Company (U.S.A.)                            (U.S.A.)
  Manulife Financial Securities LLC         John Hancock Distributors LLC
   Manufacturers Investment Trust                John Hancock Trust
  The Manufacturers Life Insurance       John Hancock Life Insurance Company
          Company (U.S.A.)                            (U.S.A.)
         Separate Account A                      Separate Account A

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

     Previous Name             New Name          Effective Date
     -------------             --------          --------------
  Global Equity Trust        Global Trust          May 3, 2004
  International Equity       International
       Index Fund         Equity Index Trust A     May 2, 2005
  Pacific Rim Emerging
     Markets Trust         Pacific Rim Trust       May 3, 2004

Effective May 2, 2005 the following sub-accounts of the Account were terminated as investment options and funds transferred to existing sub-account funds as follows:

              Terminated                         Funds Transferred To
              ----------                         --------------------
        Aggressive Growth Trust                   Mid Cap Stock Trust
           Core Value Trust                         500 Index Trust
        Diversified Bond Trust                     Active Bond Trust
          Equity Index Trust                       500 Index Trust B
      Global Equity Select Trust          International Equity Index Trust B
         High Grade Bond Trust               Investment Quality Bond Trust
   International Equity Select Trust      International Equity Index Trust B
            Overseas Trust                     International Value Trust
          Select Growth Trust                       500 Index Trust
       Small Company Blend Trust             Small Cap Opportunities Trust
          Small-Mid Cap Trust                     Mid Cap Index Trust
      Small-Mid Cap Growth Trust                  Mid Cap Index Trust
        Strategic Growth Trust             U.S. Global Leaders Growth Trust

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

1. Organization (continued)

Effective May 3, 2004 the following sub-accounts of the Account were terminated as investment options and funds transferred to existing sub-account funds as follows:

                Terminated                     Funds Transferred To
                ----------                     --------------------
              Balanced Trust                   Income & Value Trust
        Quantitative Equity Trust              U.S. Large Cap Trust

Effective June 18, 2004 the following sub-account of the Account was terminated as an investment option and funds transferred to an existing sub-account fund as follows:

                Terminated                     Funds Transferred To
                ----------                     --------------------
        International Index Trust        International Equity Index Fund

The following sub-accounts of the Account were added as investment options for variable universal life Insurance Company contract holders of the Company:

                                                  Commencement of Operations
                                                      of the Sub-Accounts
                                                 -----------------------------
500 Index Trust B                                         May 2, 2005
Active Bond Trust                                         May 2, 2005
All Asset Portfolio                                       May 3, 2004
American Bond Trust /m/                                October 31, 2005
Bond Index Trust B                                        May 2, 2005
Brandes International Equity Trust /m/                    May 2, 2005
Business Opportunity Value Trust /m/                      May 2, 2005
Classic Value Trust                                       May 3, 2004
Core Bond Trust                                           May 2, 2005
Core Equity Trust                                         May 3, 2004
Frontier Capital Appreciation /m/                         May 2, 2005
Growth & Income II Trust                                  May 2, 2005
International Equity Index Trust B                        May 3, 2004
International Equity Index Trust A /m/                    May 2, 2005
International Opportunities Trust                         May 2, 2005
Large Cap Trust                                           May 2, 2005

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

1. Organization (continued)

                                                   Commencement of Operations
                                                       of the Sub-Accounts
                                                   ---------------------------
Managed Trust                                              May 2, 2005
Mid Value Trust                                            May 2, 2005
Money Market Trust B                                       May 2, 2005
Overseas Equity Trust                                      May 2, 2005
Short-Term Bond Trust /m/                                  May 2, 2005
Small Cap Trust                                            May 2, 2005
Small Cap Growth Trust                                     May 2, 2005
Small Cap Value Trust                                      May 2, 2005
Turner Core Growth Trust /m/                               May 2, 2005
U.S. High Yield Bond Trust                                 May 2, 2005
--------
/m/ Fund available in current year but no activity.

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position, taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of Insurance Company, a charge for mortality and expense risks, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                          Purchases    Sales
                                                         ----------- ----------
Sub-accounts:
   500 Index Trust Series 1............................. $ 7,494,846 $4,688,898
   500 Index Trust B Series 0...........................  55,090,109  4,769,812
   Active Bond Trust Series 1...........................  16,067,311  4,723,469
   Aggressive Growth Trust Series 1.....................     434,914  8,500,336
   All Asset Portfolio Series 0.........................       1,435          0
   All Asset Portfolio Series 1.........................     908,333    149,617
   All Cap Core Trust Series 1..........................     726,283  3,282,968
   All Cap Growth Trust Series 0........................           2          2

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                    Purchases     Sales
                                                   ----------- -----------
Sub-accounts:
   All Cap Growth Trust Series 1.................. $   927,193 $ 2,281,513
   All Cap Value Trust Series 0...................          64          65
   All Cap Value Trust Series 1...................   1,088,867   3,305,134
   American Blue Chip Income and..................
   Growth Trust Series 1..........................   1,582,890     248,670
   American Bond Trust Series 1...................      50,157         204
   American Growth Trust Series 1.................  11,042,776   1,247,070
   American Growth-Income Trust Series 1..........   2,362,084   1,172,322
   American International Trust Series 1..........   6,122,916     961,159
   Blue Chip Growth Trust Series 0................       1,626           7
   Blue Chip Growth Trust Series 1................   3,386,308   5,659,578
   Bond Index Trust B Series 0....................          15           9
   Capital Appreciation Trust Series 0............         650           0
   Capital Appreciation Trust Series 1............   4,422,217   1,925,323
   Classic Value Trust Series 0...................       1,887          56
   Classic Value Trust Series 1...................   7,045,357   1,559,998
   Core Bond Trust Series 1.......................      17,096         232
   Core Equity Trust Series 1.....................     811,001      16,203
   Core Value Trust Series 1......................         209     669,858
   Diversified Bond Trust Series 1................     990,307  16,987,670
   Dynamic Growth Trust Series 0..................          19           0
   Dynamic Growth Trust Series 1..................   2,530,211   1,378,624
   Emerging Growth Trust Series 1.................   1,307,525     640,534
   Emerging Small Company Trust Series 0..........       2,080           0
   Emerging Small Company Trust Series 1..........   1,371,549   7,491,474
   Equity-Income Trust Series 0...................      36,171          44
   Equity-Income Trust Series 1...................   8,519,810  12,596,614
   Equity Index Trust Series 1....................   2,317,393  55,440,070
   Financial Services Trust Series 0..............         428          43
   Financial Services Trust Series 1..............     954,097     558,599
   Fundamental Value Trust Series 0...............       1,574           7
   Fundamental Value Trust Series 1...............   3,221,478     955,865
   Global Trust Series 0..........................       5,903           0
   Global Trust Series 1..........................     771,553   1,302,339
   Global Allocation Trust Series 0...............       1,097         332
   Global Allocation Trust Series 1...............     467,369     226,863
   Global Bond Trust Series 0.....................       1,703          14
   Global Bond Trust Series 1.....................   2,317,529   1,258,166
   Global Equity Select Trust Series 1............       7,826      99,231

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-Accounts:
   Growth & Income Trust Series 0...................... $     6,486 $       247
   Growth & Income Trust Series 1......................   3,938,873   7,020,366
   Growth & Income II Trust Series 0...................      37,775          33
   Health Sciences Trust Series 0......................         250          17
   Health Sciences Trust Series 1......................   3,370,701     946,696
   High Grade Bond Trust Series 1......................     265,794     796,457
   High Yield Trust Series 0...........................       2,759          83
   High Yield Trust Series 1...........................  20,490,592  19,553,483
   Income & Value Trust Series 0.......................         650           0
   Income & Value Trust Series 1.......................   2,768,096   6,373,536
   International Equity Index Trust Series 0...........       1,891         149
   International Equity Index Trust Series 1...........   2,359,707   2,008,229
   International Equity Select Trust Series 1..........     248,388     638,467
   International Opportunities Trust Series 0..........         541          --
   International Opportunities Trust Series 1..........     161,616       1,295
   International Small Cap Trust Series 0..............       3,693         856
   International Small Cap Trust Series 1..............  11,306,759   8,649,565
   International Stock Trust Series 0..................       1,854         153
   International Stock Trust Series 1..................   3,264,540   3,371,426
   International Value Trust Series 0..................         996           4
   International Value Trust Series 1..................  16,466,683   7,830,045
   Investment Quality Bond Trust Series 1..............   5,158,280   8,755,378
   Large Cap Trust Series 1............................   1,675,772   1,714,437
   Large Cap Growth Trust Series 0.....................         825         244
   Large Cap Growth Trust Series 1.....................   5,130,502   4,869,019
   Large Cap Value Trust Series 0......................       3,614         320
   Large Cap Value Trust Series 1......................   6,879,635   6,070,538
   Lifestyle Aggressive 1000 Trust Series 0............     136,460       7,113
   Lifestyle Aggressive 1000 Trust Series 1............   4,170,127     968,648
   Lifestyle Balanced 640 Trust Series 0...............     342,090      14,877
   Lifestyle Balanced 640 Trust Series 1...............  13,538,726   2,519,472
   Lifestyle Conservative 280 Trust Series 0...........         238         137
   Lifestyle Conservative 280 Trust Series 1...........   1,411,763     775,589
   Lifestyle Growth 820 Trust Series 0.................     597,220       4,395
   Lifestyle Growth 820 Trust Series 1.................  19,002,345   3,777,599
   Lifestyle Moderate 460 Trust Series 0...............      61,001         271
   Lifestyle Moderate 460 Trust Series 1...............   2,791,593   1,316,853
   Managed Trust Series 1 Series 0.....................     282,785       3,108
   Mid Cap Core Trust Series 0.........................       1,228           0
   Mid Cap Core Trust Series 1.........................   2,263,093   1,769,069
   Mid Cap Index Trust Series 0........................       7,745          92
   Mid Cap Index Trust Series 1........................   3,661,348   2,583,218
   Mid Cap Stock Trust Series 0........................         535          43

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-Accounts:
   Mid Cap Stock Trust Series 1........................ $14,390,777 $ 5,658,373
   Mid Cap Value Trust Series 0........................       4,051         267
   Mid Cap Value Trust Series 1........................   9,074,009   4,496,087
   Mid Value Trust Series 0............................          72          25
   Money Market Trust B Series 0.......................   2,986,892   1,365,394
   Money Market Trust Series 1.........................  56,204,379  53,578,510
   Natural Resources Trust Series 0....................         818         134
   Natural Resources Trust Series 1....................   6,131,273   2,700,442
   Overseas Trust Series 1.............................   2,054,401  12,571,267
   Overseas Equity Trust Series 0......................          36          10
   Pacific Rim Trust Series 0..........................         597          19
   Pacific Rim Trust Series 1..........................   4,433,819   3,531,633
   Quantitative All Cap Trust Series 0.................          14           0
   Quantitative All Cap Trust Series 1.................     314,486      90,752
   Quantitative Mid Cap Trust Series 0.................       7,602       1,451
   Quantitative Mid Cap Trust Series 1.................     608,753     498,312
   Quantitative Value Trust Series 1...................     568,219      20,121
   Real Estate Securities Trust Series 0...............      34,965          92
   Real Estate Securities Trust Series 1...............  13,147,511  11,084,585
   Real Return Bond Trust Series 0.....................       1,411         138
   Real Return Bond Trust Series 1.....................   1,146,781     256,280
   Science & Technology Trust Series 0.................           9           4
   Science & Technology Trust Series 1.................   4,501,474   6,300,393
   Select Growth Trust Series 1........................       3,224     547,211
   Small Cap Trust Series 0............................         329           4
   Small Cap Trust Series 1............................   2,457,879   1,650,981
   Small Cap Growth Trust Series 0.....................          39          10
   Small Cap Index Trust Series 0......................       9,436         176
   Small Cap Index Trust Series 1......................   2,347,595   1,918,751
   Small Cap Opportunities Trust Series 0..............         249          50
   Small Cap Opportunities Trust Series 1..............   9,008,136   4,200,790
   Small Cap Value Trust Series 0......................      34,368           4
   Small Company Trust Series 0........................         568         122
   Small Company Trust Series 1........................     484,178      24,147
   Small Company Blend Trust Series 1..................     123,022   6,386,549
   Small Company Value Trust Series 0..................       2,302          77
   Small Company Value Trust Series 1..................   3,446,034   3,292,003
   Small-Mid Cap Trust Series 1........................      14,893     348,107
   Small-Mid Cap Growth Trust Series 1.................       1,873     230,399
   Special Value Trust Series 1........................     291,759     202,547
   Strategic Bond Trust Series 0.......................         237         237
   Strategic Bond Trust Series 1.......................   1,386,582   1,056,461
   Strategic Growth Trust Series 1.....................     169,033   3,494,527

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                       Purchases      Sales
                                                      ------------ ------------
Sub-Accounts:
   Strategic Income Trust Series 0................... $      5,493 $          0
   Strategic Income Trust Series 1...................      226,224       15,538
   Strategic Opportunities Trust Series 0............           56            7
   Strategic Opportunities Trust Series 1............    1,005,367    3,229,775
   Strategic Value Trust Series 1....................      494,271      212,243
   Total Return Trust Series 0.......................        2,484          198
   Total Return Trust Series 1.......................    3,780,866    1,161,706
   Total Stock Market Index Trust Series 0...........        6,130            0
   Total Stock Market Index Trust Series 1...........    1,110,136    1,137,136
   U.S. Global Leaders Growth Trust Series 0.........          556            2
   U.S. Global Leaders Growth Trust Series 1.........    2,744,760      314,451
   U.S. Government Securities Trust Series 1.........    1,435,774    3,614,161
   U.S. High Yield Bond Trust Series 0...............            3           --
   U.S. High Yield Bond Trust Series 1...............        4,814           20
   U.S. Large Cap Trust Series 0.....................           56           13
   U.S. Large Cap Trust Series 1.....................    1,830,886    5,434,354
   Utilities Trust Series 0..........................          566           19
   Utilities Trust Series 1..........................    4,274,948    4,755,500
   Value Trust Series 0..............................          532            0
   Value Trust Series 1..............................    1,584,668    2,761,198
                                                      ------------ ------------
                                                      $430,130,412 $384,584,282
                                                      ============ ============

5. Financial Highlights

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                              500 Index Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   3,558,971    2,723,784    1,830,318    1,363,591       473,346
Units issued............................     638,838    1,039,943    1,354,207      939,940     1,050,477
Units redeemed..........................    (436,944)    (204,756)    (460,741)    (473,213)     (160,232)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   3,760,865    3,558,971    2,723,784    1,830,318     1,363,591
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     11.30  $     10.83  $      9.82  $      7.67   $      9.91
Assets, end of period................... $42,477,407  $38,544,765  $26,754,612  $14,045,123   $13,506,774
Investment income ratio/(1)/............        1.50%        0.88%        0.82%        0.00%         1.26%
Total return/(2)/.......................        4.29%       10.26%       28.00%      (22.53)%      (12.37)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         -----------------
                                         500 Index Trust B
                                             Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............              --
Units issued............................       4,349,389
Units redeemed..........................        (363,748)
                                          --------------
Units, end of period....................       3,985,641
                                          ==============
Unit value, end of period...............  $13.63 -$21.81
Assets, end of period...................  $   54,369,746
Investment income ratio/(1)/............            0.00%
Total return, lowest to highest/(2)/....   2.90% to 9.07%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                            Sub-Account
                                         -----------------
                                         Active Bond Trust
                                             Series 1
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............             --
Units issued............................      1,281,945
Units redeemed..........................       (375,329)
                                            -----------
Units, end of period....................        906,616
                                            ===========
Unit value, end of period...............    $     12.70
Assets, end of period...................    $11,513,291
Investment income ratio/(1)/............           0.00%
Total return/(2)/.......................           1.59%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         -------------------------------------------------------------
                                                                Aggressive Growth
                                                                 Trust Series 1
                                         -------------------------------------------------------------
                                          Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05 /f/ Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -------------  ----------  ----------  ----------   ----------
Units, beginning of period..............     512,645       536,997     476,997     457,854      356,548
Units issued............................      26,503        62,500     125,129      91,010      159,435
Units redeemed..........................    (539,148)      (86,852)    (65,129)    (71,867)     (58,129)
                                           ---------    ----------  ----------  ----------   ----------
Units, end of period....................          --       512,645     536,997     476,997      457,854
                                           =========    ==========  ==========  ==========   ==========
Unit value, end of period...............   $   15.75    $    16.87  $    15.44  $    11.53   $    15.37
Assets, end of period...................   $      --    $8,649,384  $8,292,221  $5,502,103   $7,037,748
Investment income ratio/(1)/............        0.00%         0.00%       0.00%       0.00%        0.00%
Total return/(2)/.......................       (6.65)%        9.26%      33.87%     (24.96)%     (25.98)%

--------
f Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                    All Cap Core
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............     983,111    1,000,982      975,021    1,000,241       890,331
Units issued............................      35,817       98,257      176,770      254,656       303,742
Units redeemed..........................    (190,105)    (116,128)    (150,809)    (279,876)     (193,832)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................     828,823      983,111    1,000,982      975,021     1,000,241
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     18.17  $     16.66  $     14.32  $     10.88   $     14.56
Assets, end of period................... $15,056,619  $16,373,327  $14,330,968  $10,611,901   $14,561,330
Investment income ratio/(1)/............        0.79%        0.43%        0.00%        0.00%         0.00%
Total return/(2)/.......................        9.08%       16.33%       31.55%      (25.23)%      (21.37)%

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                   All Cap Growth
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............     813,617      892,043      829,943      890,563       749,807
Units issued............................      46,378       63,325      202,308      207,809       296,702
Units redeemed..........................    (113,447)    (141,751)    (140,208)    (268,429)     (155,946)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................     746,548      813,617      892,043      829,943       890,563
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     21.85  $     20.05  $     18.82  $     14.57   $     19.27
Assets, end of period................... $16,315,444  $16,314,369  $16,791,502  $12,088,231   $17,159,871
Investment income ratio/(1)/............        0.00%        0.00%        0.00%        0.00%         0.00%
Total return/(2)/.......................        8.98%        6.52%       29.23%      (24.41)%      (23.77)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                           -----------------------------------------------------------
                                                                  All Cap Value
                                                                  Trust Series 1
                                           -----------------------------------------------------------
                                           Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                                           ----------  ----------  ----------  ----------  ------------
Units, beginning of period................    348,168     285,504      82,277     33,810           --
Units issued..............................     59,250     336,402     300,362    130,547       38,277
Units redeemed............................   (217,245)   (273,738)    (97,135)   (82,080)      (4,467)
                                           ----------  ----------  ----------   --------     --------
Units, end of period......................    190,173     348,168     285,504     82,277       33,810
                                           ==========  ==========  ==========   ========     ========
Unit value, end of period................. $    15.44  $    14.60  $    12.59   $   9.10     $  12.61
Assets, end of period..................... $2,935,720  $5,084,421  $3,595,544   $748,895     $426,415
Investment income ratio/(1)/..............       0.56%       0.40%       0.05%      0.00%        0.04%
Total return/(2)/.........................       5.71%      15.96%      38.36%    (27.83)%       0.90%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                             Sub-Account
                                         -------------------
                                         All Asset Portfolio
                                              Series 0
                                         -------------------
                                            Period Ended
                                             Dec. 31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................          135
Units redeemed..........................           --
                                               ------
Units, end of period....................          135
                                               ======
Unit value, end of period...............       $10.51
Assets, end of period...................       $1,420
Investment income ratio/(1)/............        12.18%
Total return/(2)/.......................         1.92%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                          Sub-Account
                                                   ------------------------
                                                      All Asset Portfolio
                                                           Series 1
                                                   ------------------------
                                                   Period Ended Period Ended
                                                    Dec. 31/05  Dec. 31/04#
                                                   ------------ ------------
Units, beginning of period........................      6,742          --
Units issued......................................     61,430       6,847
Units redeemed....................................    (10,310)       (105)
                                                     --------     -------
Units, end of period..............................     57,862       6,742
                                                     ========     =======
Unit value, end of period.........................   $  14.83     $ 14.00
Assets, end of period.............................   $858,236     $94,388
Investment income ratio/(1)/......................       4.96%       6.59%
Total return/(2)/.................................       5.95%      12.00%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                       Sub-Account
                                           -----------------------------------
                                                    American Blue Chip
                                                        Income and
                                                  Growth Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03+
                                           ----------  ----------  ------------
Units, beginning of period................    179,279      75,766           --
Units issued..............................     80,849     110,409       76,675
Units redeemed............................    (15,839)     (6,896)        (909)
                                           ----------  ----------   ----------
Units, end of period......................    244,289     179,279       75,766
                                           ==========  ==========   ==========
Unit value, end of period................. $    16.58  $    15.53   $    14.21
Assets, end of period..................... $4,051,366  $2,784,837   $1,076,622
Investment income ratio/(1)/..............       0.27%       0.00%        0.00%
Total return/(2)/.........................       6.76%       9.32%       13.68%
--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         American Bond
                                         Trust Series 1
                                         --------------
                                          Period Ended
                                          Dec. 31/05~~
                                         --------------
Units, beginning of period..............             --
Units issued............................          3,996
Units redeemed..........................            (16)
                                         --------------
Units, end of period....................          3,980
                                         ==============
Unit value, end of period............... $10.11 -$12.64
Assets, end of period................... $       50,313
Investment income ratio/(1)/............           0.00%
Total return/(2)/.......................           1.13%
--------
~ ~ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

                                                                  Sub-Account
                                                   -----------------------------------------
                                                                American Growth
                                                                 Trust Series 1
                                                   -----------------------------------------
                                                      Year Ended     Year Ended  Period Ended
                                                      Dec. 31/05     Dec. 31/04  Dec. 31/03+
                                                   ----------------  ----------  ------------
Units, beginning of period........................          545,616     137,745           --
Units issued......................................          673,912     427,410      141,286
Units redeemed....................................          (76,281)    (19,539)      (3,541)
                                                   ----------------  ----------   ----------
Units, end of period..............................        1,143,247     545,616      137,745
                                                   ================  ==========   ==========
Unit value, end of period......................... $11.97 - $ 18.02  $    15.57   $    13.89
Assets, end of period............................. $     20,601,851  $8,493,287   $1,912,823
Investment income ratio/(1)/......................             0.00%       0.00%        0.00%
Total return, lowest to highest/(2)/..............   8.06% to 15.79%      12.10%       11.09%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                                  Sub-Account
                                                   ----------------------------------------
                                                               American Growth-
                                                             Income Trust Series 1
                                                   ----------------------------------------
                                                      Year Ended    Year Ended  Period Ended
                                                      Dec. 31/05    Dec. 31/04  Dec. 31/03+
                                                   ---------------  ----------  ------------
Units, beginning of period........................         449,119      82,521           --
Units issued......................................         149,136     380,820       82,865
Units redeemed....................................         (76,900)    (14,222)        (344)
                                                   ---------------  ----------   ----------
Units, end of period..............................         521,355     449,119       82,521
                                                   ===============  ==========   ==========
Unit value, end of period......................... $10.99 -$ 16.40  $    15.56   $    14.15
Assets, end of period............................. $     8,548,154  $6,986,508   $1,167,422
Investment income ratio/(1)/......................            0.45%       0.27%        0.00%
Total return, lowest to highest/(2)/..............   2.77% to 5.44%       9.96%       13.18%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                    Sub-Account
                                     ----------------------------------------
                                              American International
                                                  Trust Series 1
                                     ----------------------------------------
                                        Year Ended    Year Ended  Period Ended
                                        Dec. 31/05    Dec. 31/04  Dec. 31/03+
                                     ---------------  ----------  ------------
Units, beginning of period..........         464,968     162,566           --
Units issued........................         275,981     508,234    1,310,329
Units redeemed......................         (49,369)   (205,832)  (1,147,763)
                                     ---------------  ----------  -----------
Units, end of period................         691,580     464,968      162,566
                                     ===============  ==========  ===========
Unit value, end of period........... $12.41 - $21.86  $    18.05  $     15.19
Assets, end of period............... $    15,109,849  $8,393,946  $ 2,468,646
Investment income ratio/(1)/........            0.64%       0.48%        0.00%
Total return, lowest to highest/(2)/  12.31%to 21.07%      18.88%       21.48%
--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                           Sub-Account
                                         ----------------
                                         Blue Chip Growth
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................          29
Units redeemed..........................          --
                                              ------
Units, end of period....................          29
                                              ======
Unit value, end of period...............      $55.85
Assets, end of period...................      $1,594
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        4.67%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Blue Chip Growth
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,815,010    1,870,417    1,921,586    1,766,660     1,462,754
Units issued............................     152,090      179,087      255,924      435,842       464,723
Units redeemed..........................    (263,450)    (234,494)    (307,093)    (280,916)     (160,817)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,703,650    1,815,010    1,870,417    1,921,586     1,766,660
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     23.03  $     21.81  $     20.01  $     15.49   $     20.45
Assets, end of period................... $39,243,002  $39,592,296  $37,420,129  $29,762,395   $36,125,334
Investment income ratio/(1)/............        0.40%        0.11%        0.04%        0.00%         0.00%
Total return/(2)/.......................        5.60%        9.03%       29.17%      (24.26)%      (14.61)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ----------------
                                         Bond Index Trust
                                            B Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................           1
Units redeemed..........................          (1)
                                              ------
Units, end of period....................          --
                                              ======
Unit value, end of period...............      $15.27
Assets, end of period...................      $    6
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        0.39%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                            Sub-Account
                                         ------------------
                                              Capital
                                         Appreciation Trust
                                              Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................           53
Units redeemed..........................           --
                                               ------
Units, end of period....................           53
                                               ======
Unit value, end of period...............       $12.15
Assets, end of period...................       $  640
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         8.44%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                 Sub-Account
                                         ----------------------------------------------------------
                                                             Capital Appreciation
                                                                Trust Series 1
                                         ----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ----------  ----------  ------------
Units, beginning of period..............    215,907     137,603      74,887     27,016           --
Units issued............................    387,465     104,968      93,279     71,060       28,389
Units redeemed..........................   (175,408)    (26,664)    (30,563)   (23,189)      (1,373)
                                         ----------  ----------  ----------   --------     --------
Units, end of period....................    427,964     215,907     137,603     74,887       27,016
                                         ==========  ==========  ==========   ========     ========
Unit value, end of period............... $    12.43  $    10.90  $     9.97   $   7.70     $  11.10
Assets, end of period................... $5,317,782  $2,353,509  $1,371,982   $576,722     $299,845
Investment income ratio/(1)/............       0.00%       0.00%       0.00%      0.00%        0.00%
Total return/(2)/.......................      13.99%       9.33%      29.47%    (30.61)%     (11.21)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                             Sub-Account
                                         -------------------
                                         Classic Value Trust
                                              Series 0
                                         -------------------
                                          Period Ended Dec.
                                               31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................          160
Units redeemed..........................           (5)
                                               ------
Units, end of period....................          155
                                               ======
Unit value, end of period...............       $11.27
Assets, end of period...................       $1,747
Investment income ratio/(1)/............         3.70%
Total return/(2)/.......................         4.11%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                               Sub-Account
                                         -----------------------
                                           Classic Value Trust
                                                 Series 1
                                         -----------------------
                                         Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04#
                                         ----------  ------------
Units, beginning of period..............     14,835          --
Units issued............................    461,900      18,133
Units redeemed..........................   (109,109)     (3,298)
                                         ----------    --------
Units, end of period....................    367,626      14,835
                                         ==========    ========
Unit value, end of period............... $    15.22    $  13.91
Assets, end of period................... $5,596,604    $206,397
Investment income ratio/(1)/............       2.63%       0.68%
Total return/(2)/.......................       9.42%      11.31%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                           Sub-Account
                                         ---------------
                                         Core Bond Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............          --
Units issued............................       1,360
Units redeemed..........................         (18)
                                             -------
Units, end of period....................       1,342
                                             =======
Unit value, end of period...............     $ 12.63
Assets, end of period...................     $16,947
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        1.04%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                               Sub-Account
                                         -------------------------
                                         Core Equity Trust Series 1
                                         -------------------------
                                         Year Ended   Period Ended
                                         Dec. 31/05   Dec. 31/04#
                                         ----------   ------------
Units, beginning of period..............     4,828           --
Units issued............................    57,288        4,889
Units redeemed..........................    (1,125)         (61)
                                          --------      -------
Units, end of period....................    60,991        4,828
                                          ========      =======
Unit value, end of period...............  $  15.07      $ 14.23
Assets, end of period...................  $919,134      $68,707
Investment income ratio/(1)/............      0.00%        0.00%
Total return/(2)/.......................      5.90%       13.84%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                 Sub-Account
                                         ---------------------------------------------------------
                                                                 Core Value
                                                               Trust Series 1
                                         ---------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended  Period Ended
                                         Dec. 31/05/y/ Dec. 31/04 Dec. 31/03 Dec. 31/02  Dec. 31/01**
                                         ------------  ---------- ---------- ----------  ------------
Units, beginning of period..............     57,867       50,641     24,424      4,163          --
Units issued............................         18       29,374     43,149     21,882       4,212
Units redeemed..........................    (57,885)     (22,148)   (16,932)    (1,621)        (49)
                                           --------     --------   --------   --------     -------
Units, end of period....................         --       57,867     50,641     24,424       4,163
                                           ========     ========   ========   ========     =======
Unit value, end of period...............   $  11.53     $  12.05   $  11.67   $   9.42     $ 11.90
Assets, end of period...................   $     --     $697,529   $591,100   $230,102     $49,540
Investment income ratio/(1)/............       0.00%        0.39%      0.44%      0.81%       0.65%
Total return/(2)/.......................      (4.38)%       3.27%     23.90%    (20.82)%     (4.81)%

--------
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                Diversified Bond
                                                                 Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended    Year Ended   Year Ended   Year Ended  Year Ended
                                         Dec. 31/05/z/  Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                         ------------  -----------  -----------  -----------  ----------
Units, beginning of period..............    917,150        891,237      794,501      429,951     226,375
Units issued............................     18,851        115,015      202,636      480,462     228,999
Units redeemed..........................   (936,001)       (89,102)    (105,900)    (115,912)    (25,423)
                                          ---------    -----------  -----------  -----------  ----------
Units, end of period....................         --        917,150      891,237      794,501     429,951
                                          =========    ===========  ===========  ===========  ==========
Unit value, end of period...............  $   18.15    $     18.05  $     17.38  $     16.62  $    15.44
Assets, end of period...................  $      --    $16,555,166  $15,490,655  $13,201,469  $6,638,730
Investment income ratio/(1)/............       3.73%          4.20%        4.62%        4.60%       4.79%
Total return/(2)/.......................       0.56%          3.85%        4.60%        7.61%       7.09%

--------
z Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Dynamic Growth
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          2
Units redeemed..........................         --
                                             ------
Units, end of period....................          2
                                             ======
Unit value, end of period...............     $11.70
Assets, end of period...................     $   19
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.01%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         -----------------------------------------------------------
                                                                Dynamic Growth
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         ----------  ----------  ----------  ----------   ----------
Units, beginning of period..............  1,148,353   1,137,436     465,959     414,500      185,672
Units issued............................    511,560     138,220   1,016,653     158,309      282,492
Units redeemed..........................   (267,722)   (127,303)   (345,176)   (106,850)     (53,664)
                                         ----------  ----------  ----------  ----------   ----------
Units, end of period....................  1,392,191   1,148,353   1,137,436     465,959      414,500
                                         ==========  ==========  ==========  ==========   ==========
Unit value, end of period............... $     5.45  $     4.85  $     4.41  $     3.42   $     4.77
Assets, end of period................... $7,587,284  $5,568,057  $5,013,740  $1,591,827   $1,976,588
Investment income ratio/(1)/............       0.00%       0.00%       0.00%       0.00%        0.16%
Total return/(2)/.......................      12.40%      10.01%      29.04%     (28.36)%     (40.24)%

                                                        Sub-Account
                                            ----------------------------------
                                                      Emerging Growth
                                                      Trust Series 1
                                            ----------------------------------
                                            Year Ended  Year Ended Period Ended
                                            Dec. 31/05  Dec. 31/04 Dec. 31/03^
                                            ----------  ---------- ------------
Units, beginning of period.................     35,131     14,999          --
Units issued...............................     72,530     26,543      17,815
Units redeemed.............................    (36,019)    (6,411)     (2,816)
                                            ----------   --------    --------
Units, end of period.......................     71,642     35,131      14,999
                                            ==========   ========    ========
Unit value, end of period.................. $    18.82   $  17.48    $  16.35
Assets, end of period...................... $1,367,168   $614,154    $245,303
Investment income ratio/(1)/...............       0.00%      0.00%       0.00%
Total return/(2)/..........................       7.65%      6.90%      30.84%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Emerging Small
                                         Company Trust
                                            Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        176
Units redeemed..........................         --
                                             ------
Units, end of period....................        176
                                             ======
Unit value, end of period...............     $11.59
Assets, end of period...................     $2,044
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.14%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                               Emerging Small Company
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............     934,063    1,067,807    1,164,612    1,260,898     1,307,969
Units issued............................      23,031       35,210       75,601       79,736        87,218
Units redeemed..........................    (123,461)    (168,954)    (172,406)    (176,022)     (134,289)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................     833,633      934,063    1,067,807    1,164,612     1,260,898
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     64.56  $     61.46  $     55.11  $     39.44   $     55.71
Assets, end of period................... $53,821,139  $57,409,523  $58,849,795  $45,935,275   $70,245,302
Investment income ratio/(1)/............        0.00%        0.00%        0.00%        0.00%         0.00%
Total return/(2)/.......................        5.04%       11.52%       39.73%      (29.20)%      (22.24)%

                                          Sub-Account
                                         --------------
                                         Equity-Income
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................      1,469
Units redeemed..........................         (2)
                                            -------
Units, end of period....................      1,467
                                            =======
Unit value, end of period...............    $ 24.61
Assets, end of period...................    $36,113
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.57%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                   Equity-Income
                                                                  Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,412,742    2,332,214    2,036,266    1,655,611     1,380,099
Units issued............................     246,902      284,993      492,879      569,731       422,684
Units redeemed..........................    (526,825)    (204,465)    (196,931)    (189,076)     (147,172)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   2,132,819    2,412,742    2,332,214    2,036,266     1,655,611
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     24.74  $     23.81  $     20.74  $     16.52   $     19.04
Assets, end of period................... $52,773,756  $57,447,214  $48,366,495  $33,629,032   $31,529,986
Investment income ratio/(1)/............        1.27%        1.24%        1.40%        1.28%         1.68%
Total return/(2)/.......................        3.92%       14.81%       25.57%      (13.28)%        1.29%

                                                                     Sub-Account
                                         -----------------------------------------------------------------
                                                                    Equity Index
                                                                   Trust Series 1
                                         -----------------------------------------------------------------
                                          Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                         Dec. 31/05/a/  Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         ------------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,715,156     2,963,184    3,376,208    3,430,166     3,447,963
Units issued............................      55,851       238,694      277,789      339,080       347,501
Units redeemed..........................  (2,771,007)     (486,722)    (690,813)    (393,038)     (365,298)
                                         -----------   -----------  -----------  -----------   -----------
Units, end of period....................          --     2,715,156    2,963,184    3,376,208     3,430,166
                                         ===========   ===========  ===========  ===========   ===========
Unit value, end of period............... $     19.99   $     20.84  $     18.86  $     14.70   $     18.92
Assets, end of period................... $        --   $56,576,862  $55,890,853  $49,640,226   $64,913,790
Investment income ratio/(1)/............        2.14%         1.26%        1.43%        1.13%         1.04%
Total return/(2)/.......................       (4.07)%       10.47%       28.28%      (22.30)%      (12.26)%

--------
a Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

                                            Sub-Account
                                         ------------------
                                         Financial Services
                                           Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................           23
Units redeemed..........................           (2)
                                               ------
Units, end of period....................           21
                                               ======
Unit value, end of period...............       $18.53
Assets, end of period...................       $  385
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         8.43%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                 Sub-Account
                                         ----------------------------------------------------------
                                                              Financial Services
                                                                Trust Series 1
                                         ----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ----------  ----------  ------------
Units, beginning of period..............    163,128     118,024      60,661     27,008           --
Units issued............................     64,532      60,023      75,287     51,032       32,470
Units redeemed..........................    (40,796)    (14,919)    (17,924)   (17,379)      (5,462)
                                         ----------  ----------  ----------   --------     --------
Units, end of period....................    186,864     163,128     118,024     60,661       27,008
                                         ==========  ==========  ==========   ========     ========
Unit value, end of period............... $    15.46  $    14.09  $    12.76   $   9.55     $  11.63
Assets, end of period................... $2,889,405  $2,297,778  $1,506,136   $579,506     $314,189
Investment income ratio/(1)/............       0.38%       0.34%       0.17%      0.00%        0.07%
Total return/(2)/.......................       9.78%      10.38%      33.58%    (17.88)%      (6.93)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                            Sub-Account
                                         -----------------
                                         Fundamental Value
                                          Trust Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............          --
Units issued............................         141
Units redeemed..........................          --
                                              ------
Units, end of period....................         141
                                              ======
Unit value, end of period...............      $11.07
Assets, end of period...................      $1,557
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        5.45%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                             -------------------------------------------------------------
                                                    Fundamental Value
                                                     Trust Series 1
                             -------------------------------------------------------------
                              Year Ended  Year Ended  Year Ended   Year Ended  Period Ended
                              Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                             -----------  ----------  ----------  ----------   ------------
Units, beginning of period..     695,383     590,460     423,266     174,799            --
Units issued................     220,265     491,439     201,632     287,654       176,723
Units redeemed..............     (66,000)   (386,516)    (34,438)    (39,187)       (1,924)
                             -----------  ----------  ----------  ----------    ----------
Units, end of period........     849,648     695,383     590,460     423,266       174,799
                             ===========  ==========  ==========  ==========    ==========
Unit value, end of period... $     15.53  $    14.27  $    12.76  $     9.83    $    11.73
Assets, end of period....... $13,193,852  $9,921,146  $7,535,099  $4,160,248    $2,050,391
Investment income ratio/(1)/        0.41%       0.54%       0.24%       0.08%         0.00%
Total return/(2)/...........        8.85%      11.80%      29.83%     (16.20)%       (6.16)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                         Sub-Account
                                         ------------
                                         Global Trust
                                           Series 0
                                         ------------
                                         Period Ended
                                         Dec. 31/05~
                                         ------------
Units, beginning of period..............        --
Units issued............................       521
Units redeemed..........................        --
                                            ------
Units, end of period....................       521
                                            ======
Unit value, end of period...............    $11.27
Assets, end of period...................    $5,867
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................      4.59%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ---------------------------------------------------------------
                                                               Global Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  ----------   -----------
Units, beginning of period..............     643,035      666,250      683,601     670,651       587,025
Units issued............................      31,573       81,135      868,398   1,000,266       641,444
Units redeemed..........................     (66,035)    (104,350)    (885,749)   (987,316)     (557,818)
                                         -----------  -----------  -----------  ----------   -----------
Units, end of period....................     608,573      643,035      666,250     683,601       670,651
                                         ===========  ===========  ===========  ==========   ===========
Unit value, end of period............... $     20.93  $     18.90  $     16.47  $    12.93   $     15.98
Assets, end of period................... $12,738,420  $12,156,585  $10,976,035  $8,835,687   $10,715,183
Investment income ratio/(1)/............        1.25%        1.69%        0.90%       1.33%         2.36%
Total return/(2)/.......................       10.72%       14.75%       27.46%     (19.11)%      (16.09)%

                                            Sub-Account
                                         -----------------
                                         Global Allocation
                                          Trust Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............          --
Units issued............................         101
Units redeemed..........................         (30)
                                              ------
Units, end of period....................          71
                                              ======
Unit value, end of period...............      $10.84
Assets, end of period...................      $  771
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        3.65%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                Sub-Account
                                         --------------------------------------------------------
                                                             Global Allocation
                                                               Trust Series 1
                                         --------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended Year Ended  Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01
                                         ----------  ----------  ---------- ----------  ----------
Units, beginning of period..............    132,952      89,002     64,406     43,247      26,212
Units issued............................     39,049      53,031     30,291     38,477      20,264
Units redeemed..........................    (19,710)     (9,081)    (5,695)   (17,318)     (3,229)
                                         ----------  ----------   --------   --------    --------
Units, end of period....................    152,291     132,952     89,002     64,406      43,247
                                         ==========  ==========   ========   ========    ========
Unit value, end of period............... $    12.18  $    11.47   $  10.18   $   8.05    $  10.48
Assets, end of period................... $1,855,210  $1,525,012   $905,583   $518,345    $453,266
Investment income ratio/(1)/............       0.98%       0.93%      0.40%      0.00%       0.11%
Total return/(2)/.......................       6.20%      12.73%     26.43%    (23.21)%    (13.39)%

                                          Sub-Account
                                         --------------
                                          Global Bond
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         89
Units redeemed..........................         --
                                             ------
Units, end of period....................         89
                                             ======
Unit value, end of period...............     $19.39
Assets, end of period...................     $1,721
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      (2.91)%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                 Sub-Account
                                         -----------------------------------------------------------
                                                                 Global Bond
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                         ----------   ----------  ----------  ----------  ----------
Units, beginning of period..............    286,806      236,589     157,748      93,604      54,365
Units issued............................     98,791      107,553     133,285     162,720      46,392
Units redeemed..........................    (63,073)     (57,336)    (54,444)    (98,576)     (7,153)
                                         ----------   ----------  ----------  ----------  ----------
Units, end of period....................    322,524      286,806     236,589     157,748      93,604
                                         ==========   ==========  ==========  ==========  ==========
Unit value, end of period............... $    19.37   $    20.73  $    18.80  $    16.29  $    13.57
Assets, end of period................... $6,248,309   $5,945,240  $4,448,611  $2,570,429  $1,269,754
Investment income ratio/(1)/............       4.56%        3.61%       3.32%       0.00%       0.00%
Total return/(2)/.......................      (6.54)%      10.24%      15.39%      20.12%       0.53%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                Sub-Account
                                         --------------------------------------------------------
                                                            Global Equity Select
                                                               Trust Series 1
                                         --------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05/b/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         ------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     7,193         4,233     2,693      1,073          --
Units issued............................         3         3,823     3,484      1,863       1,102
Units redeemed..........................    (7,196)         (863)   (1,944)      (243)        (29)
                                           -------      --------   -------    -------     -------
Units, end of period....................        --         7,193     4,233      2,693       1,073
                                           =======      ========   =======    =======     =======
Unit value, end of period...............   $ 13.78      $  14.36   $ 12.84    $ 10.54     $ 12.20
Assets, end of period...................   $    --      $103,290   $54,337    $28,388     $13,095
Investment income ratio/(1)/............      0.25%         1.50%     1.76%      1.43%       0.00%
Total return/(2)/.......................     (4.02)%       11.86%    21.79%    (13.61)%     (2.40)%

--------
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                           Sub-Account
                                         ---------------
                                         Growth & Income
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        608
Units redeemed..........................        (23)
                                             ------
Units, end of period....................        585
                                             ======
Unit value, end of period...............     $10.52
Assets, end of period...................     $6,151
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.88%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Growth & Income
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,469,930    2,677,391    2,701,501    2,674,526     2,408,919
Units issued............................     117,404      144,437      212,552      284,167       398,386
Units redeemed..........................    (358,354)    (351,898)    (236,662)    (257,192)     (132,779)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   2,228,980    2,469,930    2,677,391    2,701,501     2,674,526
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     20.18  $     19.77  $     18.52  $     14.63   $     19.33
Assets, end of period................... $44,970,116  $48,840,004  $49,584,271  $39,523,291   $51,711,198
Investment income ratio/(1)/............        1.38%        0.86%        0.97%        0.60%         0.40%
Total return/(2)/.......................        2.04%        6.78%       26.59%      (24.33)%      (11.28)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         ------------------
                                         Growth & Income II
                                           Trust Series 0
                                         ------------------
                                         Period Ended Dec.
                                               31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................          538
Units redeemed..........................           --
                                              -------
Units, end of period....................          538
                                              =======
Unit value, end of period...............      $ 70.07
Assets, end of period...................      $37,698
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         4.78%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ---------------
                                         Health Sciences
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         20
Units redeemed..........................         (1)
                                             ------
Units, end of period....................         19
                                             ======
Unit value, end of period...............     $13.52
Assets, end of period...................     $  256
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       9.75%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                Health Sciences
                                                                Trust Series 1
                                         ------------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ----------  ----------   ------------
Units, beginning of period..............    289,642     208,392     122,493      75,141            --
Units issued............................    188,126     173,743     243,917      77,772        76,670
Units redeemed..........................    (63,197)    (92,493)   (158,018)    (30,420)       (1,529)
                                         ----------  ----------  ----------  ----------    ----------
Units, end of period....................    414,571     289,642     208,392     122,493        75,141
                                         ==========  ==========  ==========  ==========    ==========
Unit value, end of period............... $    17.43  $    15.48  $    13.42  $     9.85    $    13.54
Assets, end of period................... $7,226,506  $4,482,118  $2,796,636  $1,206,815    $1,017,414
Investment income ratio/(1)/............       0.00%       0.00%       0.00%       0.00%         0.00%
Total return/(2)/.......................      12.64%      15.31%      36.22%     (27.24)%        8.32%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                Sub-Account
                                         ---------------------------------------------------------
                                                              High Grade Bond
                                                               Trust Series 1
                                         ---------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05/c/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         ------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     49,249       32,267     26,779     12,296          --
Units issued............................      3,495       27,800     48,072     17,728      12,537
Units redeemed..........................    (52,744)     (10,818)   (42,584)    (3,245)       (241)
                                           --------     --------   --------   --------    --------
Units, end of period....................         --       49,249     32,267     26,779      12,296
                                           ========     ========   ========   ========    ========
Unit value, end of period...............   $  15.10     $  14.89   $  14.49   $  14.32    $  12.90
Assets, end of period...................   $     --     $733,571   $467,645   $383,495    $158,625
Investment income ratio/(1)/............      29.31%        2.39%      0.00%      0.76%       6.01%
Total return/(2)/.......................       1.41%        2.77%      1.20%     11.01%       3.21%

--------
c Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                           Sub-Account
                                         ----------------
                                         High Yield Trust
                                             Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................         240
Units redeemed..........................          (8)
                                              ------
Units, end of period....................         232
                                              ======
Unit value, end of period...............      $11.61
Assets, end of period...................      $2,697
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        0.79%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                    High Yield
                                                                  Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  ----------   ----------
Units, beginning of period..............     887,651      896,166      666,553     466,497      329,776
Units issued............................   1,156,583    1,033,024      998,417     620,895      405,891
Units redeemed..........................  (1,143,676)  (1,041,539)    (768,804)   (420,839)    (269,170)
                                         -----------  -----------  -----------  ----------   ----------
Units, end of period....................     900,558      887,651      896,166     666,553      466,497
                                         ===========  ===========  ===========  ==========   ==========
Unit value, end of period............... $     17.65  $     17.03  $     15.33  $    12.32   $    13.23
Assets, end of period................... $15,900,525  $15,113,826  $13,739,135  $8,211,601   $6,171,637
Investment income ratio/(1)/............        5.02%        4.85%        5.63%       7.73%        9.39%
Total return/(2)/.......................        3.70%       11.06%       24.44%      (6.87)%      (5.47)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Income & Value
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         59
Units redeemed..........................         --
                                             ------
Units, end of period....................         59
                                             ======
Unit value, end of period...............     $10.85
Assets, end of period...................     $  644
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       2.71%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         ---------------------------------------------------------------
                                                                  Income & Value
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  -----------   ----------
Units, beginning of period..............   2,007,363      759,656      864,729      503,442      367,507
Units issued............................     114,938    1,540,620      182,791      429,855      168,811
Units redeemed..........................    (336,019)    (292,913)    (287,864)     (68,568)     (32,876)
                                         -----------  -----------  -----------  -----------   ----------
Units, end of period....................   1,786,282    2,007,363      759,656      864,729      503,442
                                         ===========  ===========  ===========  ===========   ==========
Unit value, end of period............... $     19.80  $     18.82  $     17.48  $     13.82   $    16.44
Assets, end of period................... $35,365,263  $37,770,719  $13,279,144  $11,950,809   $8,275,552
Investment income ratio/(1)/............        1.70%        0.62%        2.02%        2.14%        2.51%
Total return/(2)/.......................        5.22%        7.64%       26.49%      (15.93)%       0.98%

                                           Sub-Account
                                         ----------------
                                          International
                                           Equity Index
                                         Trust B Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................          60
Units redeemed..........................          (4)
                                              ------
Units, end of period....................          56
                                              ======
Unit value, end of period...............      $32.39
Assets, end of period...................      $1,804
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        9.94%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                               Sub-Account
                                         -----------------------
                                           International Equity
                                              Index Trust B
                                                 Series 1
                                         -----------------------
                                         Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04#
                                         ----------  ------------
Units, beginning of period..............    280,538           --
Units issued............................    135,805      329,326
Units redeemed..........................   (133,882)     (48,788)
                                         ----------   ----------
Units, end of period....................    282,461      280,538
                                         ==========   ==========
Unit value, end of period............... $    17.26   $    14.81
Assets, end of period................... $4,876,719   $4,153,578
Investment income ratio/(1)/............       0.75%        0.48%
Total return/(2)/.......................      16.61%       18.44%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                 Sub-Account
                                         ---------------------------------------------------------
                                                         International Equity Select
                                                               Trust Series 1
                                         ---------------------------------------------------------
                                          Year Ended    Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05 /b/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         -------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     30,473        19,413      6,389       969          --
Units issued............................      9,312        16,541     16,508     6,317         975
Units redeemed..........................    (39,785)       (5,481)    (3,484)     (897)         (6)
                                           --------      --------   --------   -------     -------
Units, end of period....................         --        30,473     19,413     6,389         969
                                           ========      ========   ========   =======     =======
Unit value, end of period...............   $  16.07      $  16.16   $  13.59   $ 10.62     $ 12.02
Assets, end of period...................   $     --      $492,570   $263,829   $67,850     $11,647
Investment income ratio/(1)/............       4.80%         0.55%      0.00%     0.00%       0.00%
Total return/(2)/.......................      (0.60)%       18.94%     27.97%   (11.65)%     (3.84)%

--------
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                          Sub-Account
                                         --------------
                                         International
                                         Opportunities
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         43
Units redeemed..........................         --
                                             ------
Units, end of period....................         43
                                             ======
Unit value, end of period...............     $12.43
Assets, end of period...................     $  541
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      15.80%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                         International
                                         Opportunities
                                         Trust Series 1
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............          --
Units issued............................      11,596
Units redeemed..........................         (91)
                                            --------
Units, end of period....................      11,505
                                            ========
Unit value, end of period...............    $  15.53
Assets, end of period...................    $178,679
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................       24.24%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                               Sub-Account
                                         -----------------------
                                         International Small Cap
                                             Trust Series 0
                                         -----------------------
                                              Period Ended
                                               Dec. 31/05~
                                         -----------------------
Units, beginning of period..............             --
Units issued............................            340
Units redeemed..........................            (78)
                                                 ------
Units, end of period....................            262
                                                 ======

Unit value, end of period...............         $11.18
Assets, end of period...................         $2,923
Investment income ratio/(1)/............           0.00%
Total return/(2)/.......................           5.67%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ---------------------------------------------------------------
                                                              International Small Cap
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended  Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05  Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  ----------  -----------  -----------   -----------
Units, beginning of period..............     483,045     495,768      371,074      349,581       357,528
Units issued............................     542,640     272,973    5,550,626    4,010,462     1,269,990
Units redeemed..........................    (422,082)   (285,696)  (5,425,932)  (3,988,969)   (1,277,937)
                                         -----------  ----------  -----------  -----------   -----------
Units, end of period....................     603,603     483,045      495,768      371,074       349,581
                                         ===========  ==========  ===========  ===========   ===========

Unit value, end of period............... $     21.96  $    19.94  $     16.47  $     10.63   $     12.77
Assets, end of period................... $13,253,506  $9,633,024  $ 8,166,604  $ 3,945,106   $ 4,463,179
Investment income ratio/(1)/............        0.84%       0.12%        0.00%        0.00%         0.00%
Total return/(2)/.......................       10.11%      21.06%       54.95%      (16.73)%      (31.10)%

                                         International Stock
                                           Trust Series 0
                                         -------------------
                                            Period Ended
                                             Dec. 31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................          160
Units redeemed..........................          (13)
                                               ------
Units, end of period....................          147
                                               ======

Unit value, end of period...............       $11.89
Assets, end of period...................       $1,747
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................        10.00%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                International Stock
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,597,724    1,779,013    1,828,065    1,880,342     1,763,929
Units issued............................     208,412      270,167    5,436,968    5,107,852     1,578,742
Units redeemed..........................    (231,492)    (451,456)  (5,486,020)  (5,160,129)   (1,462,329)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,574,644    1,597,724    1,779,013    1,828,065     1,880,342
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     16.22  $     13.99  $     12.10  $      9.29   $     11.86
Assets, end of period................... $25,536,350  $22,347,931  $21,527,031  $16,979,927   $22,300,841
Investment income ratio/(1)/............        0.76%        0.84%        0.48%        0.44%         0.20%
Total return/(2)/.......................       15.94%       15.59%       30.26%      (21.69)%      (21.53)%

                                         International Value
                                           Trust Series 0
                                         -------------------
                                            Period Ended
                                             Dec. 31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................           89
Units redeemed..........................           (1)
                                               ------
Units, end of period....................           88
                                               ======
Unit value, end of period...............       $11.23
Assets, end of period...................       $  993
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         4.80%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ---------------------------------------------------------------
                                                                International Value
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   ----------
Units, beginning of period..............   1,081,276      800,132      510,644      299,711      132,848
Units issued............................   1,004,722      621,132    5,952,337    4,187,587      666,371
Units redeemed..........................    (485,480)    (339,988)  (5,662,849)  (3,976,654)    (499,508)
                                         -----------  -----------  -----------  -----------   ----------
Units, end of period....................   1,600,518    1,081,276      800,132      510,644      299,711
                                         ===========  ===========  ===========  ===========   ==========
Unit value, end of period............... $     17.48  $     15.81  $     13.01  $      8.98   $    10.93
Assets, end of period................... $27,977,424  $17,098,318  $10,409,668  $ 4,586,178   $3,276,153
Investment income ratio/(1)/............        0.72%        1.15%        0.72%        0.79%        0.90%
Total return/(2)/.......................       10.54%       21.55%       44.87%      (17.84)%      (9.97)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         ---------------------------------------------------------------
                                                             Investment Quality Bond
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  -----------  -----------
Units, beginning of period..............   1,166,118    1,248,563    1,375,351    1,740,743    1,673,822
Units issued............................     179,811       91,517      142,991      299,626      311,128
Units redeemed..........................    (411,230)    (173,962)    (269,779)    (665,018)    (244,207)
                                         -----------  -----------  -----------  -----------  -----------
Units, end of period....................     934,699    1,166,118    1,248,563    1,375,351    1,740,743
                                         ===========  ===========  ===========  ===========  ===========
Unit value, end of period............... $     21.55  $     21.07  $     20.10  $     18.73  $     17.04
Assets, end of period................... $20,137,630  $24,567,760  $25,097,289  $25,759,942  $29,654,435
Investment income ratio/(1)/............        5.63%        5.94%        4.96%        5.17%        5.89%
Total return/(2)/.......................        2.27%        4.81%        7.32%        9.94%        7.33%

                                           Sub-Account
                                         ---------------
                                         Large Cap Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............           --
Units issued............................      130,131
Units redeemed..........................     (129,262)
                                            ---------
Units, end of period....................          869
                                            =========
Unit value, end of period...............    $   13.96
Assets, end of period...................    $  12,109
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................        11.70%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ----------------
                                         Large Cap Growth
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................          64
Units redeemed..........................         (19)
                                              ------
Units, end of period....................          45
                                              ======
Unit value, end of period...............      $12.96
Assets, end of period...................      $  587
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        1.62%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Large Cap Growth
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,373,099    1,358,719    1,287,297    1,103,220       786,413
Units issued............................     362,088      440,693      237,012      381,411       379,504
Units redeemed..........................    (353,371)    (426,313)    (165,590)    (197,334)      (62,697)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,381,816    1,373,099    1,358,719    1,287,297     1,103,220
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     14.09  $     14.06  $     13.24  $     10.56   $     13.69
Assets, end of period................... $19,468,440  $19,298,538  $17,985,631  $13,596,687   $15,099,204
Investment income ratio/(1)/............        0.71%        0.27%        0.25%        0.31%         0.00%
Total return/(2)/.......................        0.25%        6.18%       25.33%      (22.83)%      (17.81)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Large Cap Value
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        313
Units redeemed..........................        (28)
                                             ------
Units, end of period....................        285
                                             ======
Unit value, end of period...............     $11.58
Assets, end of period...................     $3,297
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       5.24%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                           -----------------------------------
                                                     Large Cap Value
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    238,973      98,687           --
Units issued..............................    338,735     371,768      108,524
Units redeemed............................   (302,383)   (231,482)      (9,837)
                                           ----------  ----------   ----------
Units, end of period......................    275,325     238,973       98,687
                                           ==========  ==========   ==========
Unit value, end of period................. $    22.44  $    19.43   $    15.96
Assets, end of period..................... $6,179,567  $4,644,416   $1,574,632
Investment income ratio/(1)/..............       0.00%       1.05%        0.00%
Total return/(2)/.........................      15.48%      21.80%       27.65%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                         Lifestyle Aggressive
                                         1000 Trust Series 0
                                         --------------------
                                             Period Ended
                                             Dec. 31/05~
                                         --------------------
Units, beginning of period..............             --
Units issued............................         11,962
Units redeemed..........................           (637)
                                               --------
Units, end of period....................         11,325
                                               ========
Unit value, end of period...............       $  11.55
Assets, end of period...................       $130,860
Investment income ratio/(1)/............           0.07%
Total return/(2)/.......................           5.92%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         -------------------------------------------------------------
                                                              Lifestyle Aggressive
                                                               1000 Trust Series 1
                                         -------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  ----------  ----------   ----------
Units, beginning of period..............     708,565      500,142     432,720     376,673      284,768
Units issued............................     209,457      284,558     136,427     123,652      117,198
Units redeemed..........................     (53,374)     (76,135)    (69,005)    (67,605)     (25,293)
                                         -----------  -----------  ----------  ----------   ----------
Units, end of period....................     864,648      708,565     500,142     432,720      376,673
                                         ===========  ===========  ==========  ==========   ==========
Unit value, end of period............... $     19.37  $     17.51  $    15.08  $    11.18   $    14.10
Assets, end of period................... $16,746,448  $12,404,137  $7,544,107  $4,838,074   $5,311,159
Investment income ratio/(1)/............        1.75%        0.65%       0.39%       0.75%        4.16%
Total return/(2)/.......................       10.64%       16.05%      34.91%     (20.71)%     (13.67)%

                                            Sub-Account
                                         ------------------
                                         Lifestyle Balanced
                                         640 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............            --
Units issued............................        31,584
Units redeemed..........................        (1,387)
                                              --------
Units, end of period....................        30,197
                                              ========
Unit value, end of period...............      $  10.97
Assets, end of period...................      $331,175
Investment income ratio/(1)/............          0.18%
Total return/(2)/.......................          3.32%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                        Sub-Account
                             ----------------------------------------------------------------
                                                     Lifestyle Balanced
                                                     640 Trust Series 1
                             ----------------------------------------------------------------
                              Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                              Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                             -----------  -----------  -----------  -----------   -----------
Units, beginning of period..   1,949,465    1,517,216    1,176,180      855,914       577,034
Units issued................     527,854      619,032      504,076      440,078       327,531
Units redeemed..............    (118,100)    (186,783)    (163,040)    (119,812)      (48,651)
                             -----------  -----------  -----------  -----------   -----------
Units, end of period........   2,359,219    1,949,465    1,517,216    1,176,180       855,914
                             ===========  ===========  ===========  ===========   ===========
Unit value, end of period... $     22.16  $     20.73  $     18.27  $     14.73   $     16.36
Assets, end of period....... $52,277,135  $40,415,463  $27,714,579  $17,329,966   $14,004,976
Investment income ratio/(1)/        3.73%        2.06%        2.31%        3.11%         5.03%
Total return/(2)/...........        6.88%       13.49%       23.98%       (9.95)%       (4.71)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         ------------------
                                             Lifestyle
                                            Conservative
                                         280 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................           23
Units redeemed..........................          (13)
                                               ------
Units, end of period....................           10
                                               ======
Unit value, end of period...............       $10.34
Assets, end of period...................       $  100
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         1.05%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                Sub-Account
                                         ---------------------------------------------------------
                                                           Lifestyle Conservative
                                                             280 Trust Series 1
                                         ---------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                         ----------  ----------  ----------  ----------  ----------
Units, beginning of period..............    289,630     290,414     100,707      25,748     13,131
Units issued............................     41,647      55,248     271,208      97,842     30,172
Units redeemed..........................    (35,649)    (56,032)    (81,501)    (22,883)   (17,555)
                                         ----------  ----------  ----------  ----------   --------
Units, end of period....................    295,628     289,630     290,414     100,707     25,748
                                         ==========  ==========  ==========  ==========   ========
Unit value, end of period............... $    22.18  $    21.56  $    19.86  $    17.80   $  17.50
Assets, end of period................... $6,558,099  $6,244,993  $5,766,764  $1,792,639   $450,589
Investment income ratio/(1)/............       4.82%       3.44%       3.49%       1.94%      2.74%
Total return/(2)/.......................       2.88%       8.59%      11.55%       1.72%      3.30%

                                            Sub-Account
                                         ------------------
                                          Lifestyle Growth
                                         820 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............            --
Units issued............................        53,230
Units redeemed..........................          (399)
                                              --------
Units, end of period....................        52,831
                                              ========
Unit value, end of period...............      $  11.26
Assets, end of period...................      $594,998
Investment income ratio/(1)/............          0.25%
Total return/(2)/.......................          4.59%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Lifestyle Growth
                                                                 820 Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,873,853    2,239,933    1,909,803    1,669,794     1,393,678
Units issued............................     853,307      903,333      572,430      477,469       470,866
Units redeemed..........................    (191,077)    (269,413)    (242,300)    (237,460)     (194,750)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   3,536,083    2,873,853    2,239,933    1,909,803     1,669,794
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     21.11  $     19.43  $     16.95  $     13.08   $     15.55
Assets, end of period................... $74,633,010  $55,819,902  $37,967,569  $24,987,853   $25,961,272
Investment income ratio/(1)/............        2.67%        1.35%        1.16%        2.12%         5.16%
Total return/(2)/.......................        8.66%       14.59%       29.56%      (15.85)%       (8.97)%

                                            Sub-Account
                                         ------------------
                                         Lifestyle Moderate
                                         460 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................        5,805
Units redeemed..........................          (26)
                                              -------
Units, end of period....................        5,779
                                              =======
Unit value, end of period...............      $ 10.60
Assets, end of period...................      $61,229
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         2.15%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                               Lifestyle Moderate
                                                               460 Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  ----------  ----------  ----------   ----------
Units, beginning of period..............     413,158     302,011     209,139     142,884       93,014
Units issued............................     100,065     164,068     153,027     105,261       67,095
Units redeemed..........................     (61,094)    (52,921)    (60,155)    (39,006)     (17,225)
                                         -----------  ----------  ----------  ----------   ----------
Units, end of period....................     452,129     413,158     302,011     209,139      142,884
                                         ===========  ==========  ==========  ==========   ==========
Unit value, end of period............... $     22.12  $    21.24  $    19.13  $    16.23   $    16.92
Assets, end of period................... $10,001,375  $8,774,966  $5,776,547  $3,395,023   $2,416,964
Investment income ratio/(1)/............        4.07%       2.60%       2.74%       3.34%        5.55%
Total return/(2)/.......................        4.15%      11.04%      17.83%      (4.04)%      (1.09)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         -------------
                                         Managed Trust
                                           Series 0
                                         -------------
                                         Period Ended
                                          Dec. 31/05~
                                         -------------
Units, beginning of period..............         --
Units issued............................      5,382
Units redeemed..........................        (60)
                                           --------
Units, end of period....................      5,322
                                           ========
Unit value, end of period...............   $  52.26
Assets, end of period...................   $278,099
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.17%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                          Mid Cap Core
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        112
Units redeemed..........................         --
                                             ------
Units, end of period....................        112
                                             ======
Unit value, end of period...............     $10.86
Assets, end of period...................     $1,222
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.20%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                        Sub-Account
                                            ----------------------------------
                                                       Mid Cap Core
                                                      Trust Series 1
                                            ----------------------------------
                                            Year Ended  Year Ended Period Ended
                                            Dec. 31/05  Dec. 31/04 Dec. 31/03^
                                            ----------  ---------- ------------
Units, beginning of period.................     42,698     13,717          --
Units issued...............................    121,328     83,506      14,014
Units redeemed.............................    (98,454)   (54,525)       (297)
                                            ----------   --------    --------
Units, end of period.......................     65,572     42,698      13,717
                                            ----------   --------    --------
Unit value, end of period.................. $    18.59   $  17.51    $  15.32
Assets, end of period...................... $1,219,318   $747,762    $210,142
Investment income ratio/(1)/...............       0.00%      0.00%       0.00%
Total return/(2)/..........................       6.18%     14.31%      22.56%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Mid Cap Index
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        605
Units redeemed..........................         (8)
                                             ------
Units, end of period....................        597
                                             ======
Unit value, end of period...............     $12.73
Assets, end of period...................     $7,602
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       5.18%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         -----------------------------------------------------------
                                                                 Mid Cap Index
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         ----------  ----------  ----------  ----------   ----------
Units, beginning of period..............    450,865     387,204     239,658     189,985       41,116
Units issued............................    187,023     144,053     218,923     194,530      262,747
Units redeemed..........................   (140,337)    (80,392)    (71,377)   (144,857)    (113,878)
                                         ----------  ----------  ----------  ----------   ----------
Units, end of period....................    497,551     450,865     387,204     239,658      189,985
                                         ==========  ==========  ==========  ==========   ==========
Unit value, end of period............... $    19.49  $    17.40  $    15.02  $    11.17   $    13.16
Assets, end of period................... $9,699,379  $7,846,188  $5,817,582  $2,675,839   $2,500,541
Investment income ratio/(1)/............       0.47%       0.37%       0.00%       0.52%        1.48%
Total return/(2)/.......................      12.02%      15.83%      34.56%     (15.16)%      (1.73)%

                                          Sub-Account
                                         --------------
                                         Mid Cap Stock
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         16
Units redeemed..........................         (1)
                                             ------
Units, end of period....................         15
                                             ======
Unit value, end of period...............     $35.07
Assets, end of period...................     $  531
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      11.28%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                 Mid Cap Stock
                                                                 Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  ----------  ----------  ----------   ----------
Units, beginning of period..............     690,470     540,411     325,090     330,092      144,085
Units issued............................   1,039,391     227,147     452,345     149,531      235,745
Units redeemed..........................    (385,076)    (77,088)   (237,024)   (154,533)     (49,738)
                                         -----------  ----------  ----------  ----------   ----------
Units, end of period....................   1,344,785     690,470     540,411     325,090      330,092
                                         ===========  ==========  ==========  ==========   ==========
Unit value, end of period............... $     16.19  $    14.13  $    11.87  $     8.34   $    10.77
Assets, end of period................... $21,770,196  $9,756,344  $6,414,678  $2,711,254   $3,555,087
Investment income ratio/(1)/............        0.00%       0.00%       0.00%       0.00%        0.00%
Total return/(2)/.......................       14.57%      19.04%      42.33%     (22.56)%     (10.99)%

                                          Sub-Account
                                         --------------
                                         Mid Cap Value
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        357
Units redeemed..........................        (24)
                                             ------
Units, end of period....................        333
                                             ======
Unit value, end of period...............     $11.28
Assets, end of period...................     $3,757
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       2.50%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                  Mid Cap Value
                                                                 Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended   Year Ended  Period Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                                         -----------  -----------  ----------  ----------   ------------
Units, beginning of period..............     907,760      668,954     545,462     130,318            --
Units issued............................     448,868      613,525     261,583     431,980       136,994
Units redeemed..........................    (247,194)    (374,719)   (138,091)    (16,836)       (6,676)
                                         -----------  -----------  ----------  ----------    ----------
Units, end of period....................   1,109,434      907,760     668,954     545,462       130,318
                                         ===========  ===========  ==========  ==========    ==========
Unit value, end of period............... $     19.83  $     18.36  $    14.75  $    11.77    $    13.09
Assets, end of period................... $21,996,856  $16,664,733  $9,867,204  $6,418,204    $1,705,795
Investment income ratio/(1)/............        0.42%        0.53%       0.38%       0.00%         0.51%
Total return/(2)/.......................        8.00%       24.46%      25.36%     (10.11)%        4.72%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Mid Value Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................          4
Units redeemed..........................         (1)
                                             ------
Units, end of period....................          3
                                             ======
Unit value, end of period...............     $17.95
Assets, end of period...................     $   48
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.89%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ----------------
                                           Money Market
                                         Trust B Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............            --
Units issued............................       194,282
Units redeemed..........................       (88,983)
                                            ----------
Units, end of period....................       105,299
                                            ==========
Unit value, end of period...............    $    15.40
Assets, end of period...................    $1,621,499
Investment income ratio/(1)/............          1.39%
Total return/(2)/.......................          1.32%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         -----------------------------------------------------------------
                                                                    Money Market
                                                                   Trust Series 1
                                         -----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03    Dec. 31/02    Dec. 31/01
                                         -----------  -----------  ------------  ------------  -----------
Units, beginning of period..............   3,643,720    4,368,151     4,876,540     3,996,981    3,151,211
Units issued............................   2,481,631    2,071,959    15,281,567    12,150,943    5,667,267
Units redeemed..........................  (2,457,435)  (2,796,390)  (15,789,956)  (11,271,384)  (4,821,497)
                                         -----------  -----------  ------------  ------------  -----------
Units, end of period....................   3,667,916    3,643,720     4,368,151     4,876,540    3,996,981
                                         ===========  ===========  ============  ============  ===========
Unit value, end of period............... $     22.13  $     21.55  $      21.38  $      21.25  $     21.01
Assets, end of period................... $81,149,775  $78,523,906  $ 93,383,242  $103,649,118  $83,955,822
Investment income ratio/(1)/............        2.63%        0.81%         0.59%         1.18%        3.59%
Total return/(2)/.......................        2.66%        0.81%         0.59%         1.18%        3.59%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         -----------------
                                         Natural Resources
                                          Trust Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............          --
Units issued............................          63
Units redeemed..........................         (10)
                                              ------
Units, end of period....................          53
                                              ======
Unit value, end of period...............      $13.83
Assets, end of period...................      $  730
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................       12.18%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                           -----------------------------------
                                                    Natural Resources
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    151,374      62,937           --
Units issued..............................    225,518     200,834       63,737
Units redeemed............................   (103,245)   (112,397)        (800)
                                           ----------  ----------   ----------
Units, end of period......................    273,647     151,374       62,937
                                           ==========  ==========   ==========
Unit value, end of period................. $    32.84  $    22.38   $    18.00
Assets, end of period..................... $8,987,378  $3,387,254   $1,132,857
Investment income ratio/(1)/..............       0.00%       0.11%        0.00%
Total return/(2)/.........................      46.78%      24.31%       44.00%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                            Sub-Account
                                 ----------------------------------------------------------------
                                                              Overseas
                                                           Trust Series 1
                                 ----------------------------------------------------------------
                                  Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                 Dec. 31/05/g/  Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                 ------------  -----------  -----------  -----------   -----------
Units, beginning of period......    705,424        621,140      542,148      519,934       449,483
Units issued....................    134,592        605,659    7,188,922    5,355,025     1,937,878
Units redeemed..................   (840,016)      (521,375)  (7,109,930)  (5,332,811)   (1,867,427)
                                  ---------    -----------  -----------  -----------   -----------
Units, end of period............         --        705,424      621,140      542,148       519,934
                                  =========    ===========  ===========  ===========   ===========
Unit value, end of period.......  $   14.94    $     15.36  $     13.74  $      9.55   $     12.16
Assets, end of period...........  $      --    $10,833,196  $ 8,532,885  $ 5,178,003   $ 6,321,622
Investment income ratio/(1)/....       0.38%          0.37%        0.39%        0.59%         0.26%
Total return/(2)/...............      (2.69)%        11.79%       43.84%      (21.44)%      (21.10)%

--------
g Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                           Sub-Account
                                         ---------------
                                         Overseas Equity
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................          2
Units redeemed..........................         --
                                             ------
Units, end of period....................          2
                                             ======
Unit value, end of period...............     $15.90
Assets, end of period...................     $   27
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      12.39%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                          Pacific Rim
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         49
Units redeemed..........................         (2)
                                             ------
Units, end of period....................         47
                                             ======
Unit value, end of period...............     $12.68
Assets, end of period...................     $  600
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      17.05%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                   Pacific Rim
                                                                  Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  ----------  -----------  ----------   -----------
Units, beginning of period..............     929,262     885,530      959,821   1,041,091     1,031,699
Units issued............................     386,497     503,540    2,687,834     858,327     1,086,628
Units redeemed..........................    (320,258)   (459,808)  (2,762,125)   (939,597)   (1,077,236)
                                         -----------  ----------  -----------  ----------   -----------
Units, end of period....................     995,501     929,262      885,530     959,821     1,041,091
                                         ===========  ==========  ===========  ==========   ===========
Unit value, end of period............... $     13.21  $    10.50  $      8.98  $     6.38   $      7.30
Assets, end of period................... $13,146,240  $9,758,540  $ 7,954,829  $6,127,376   $ 7,600,304
Investment income ratio/(1)/............        0.86%       0.45%        0.15%       0.13%         0.40%
Total return/(2)/.......................       25.75%      16.90%       40.72%     (12.53)%      (18.58)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                             Sub-Account
                                         --------------------
                                         Quantitative All Cap
                                            Trust Series 0
                                         --------------------
                                             Period Ended
                                             Dec. 31/05~
                                         --------------------
Units, beginning of period..............            --
Units issued............................             1
Units redeemed..........................            --
                                                ------
Units, end of period....................             1
                                                ======
Unit value, end of period...............        $11.47
Assets, end of period...................        $   14
Investment income ratio/(1)/............          0.00%
Total return/(2)/.......................          4.91%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                            ---------------------------------
                                                   Quantitative All Cap
                                                      Trust Series 1
                                            ---------------------------------
                                            Year Ended Year Ended Period Ended
                                            Dec. 31/05 Dec. 31/04 Dec. 31/03^
                                            ---------- ---------- ------------
Units, beginning of period.................    11,146      2,831         --
Units issued...............................    15,697     19,166      2,861
Units redeemed.............................    (5,156)   (10,851)       (30)
                                             --------   --------    -------
Units, end of period.......................    21,687     11,146      2,831
                                             ========   ========    =======
Unit value, end of period..................  $  19.42   $  17.88    $ 15.56
Assets, end of period......................  $421,060   $199,302    $44,046
Investment income ratio/(1)/...............      0.96%      0.90%      0.35%
Total return/(2)/..........................      8.58%     14.91%     24.49%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                             Sub-Account
                                         --------------------
                                         Quantitative Mid Cap
                                            Trust Series 0
                                         --------------------
                                          Period Ended Dec.
                                                31/05~
                                         --------------------
Units, beginning of period..............            --
Units issued............................           673
Units redeemed..........................          (136)
                                                ------
Units, end of period....................           537
                                                ======
Unit value, end of period...............        $11.69
Assets, end of period...................        $6,276
Investment income ratio/(1)/............          0.00%
Total return/(2)/.......................          5.53%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                                            Sub-Account
                                    ---------------------------------------------------------
                                                Quantitative Mid Cap Trust Series 1
                                    ---------------------------------------------------------
                                    Year Ended  Year Ended  Year Ended Year Ended  Period Ended
                                    Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01*
                                    ----------  ----------  ---------- ----------  ------------
Units, beginning of period.........     88,903      60,518     52,149     22,937           --
Units issued.......................     44,603      47,955     25,283     34,935       23,080
Units redeemed.....................    (36,761)    (19,570)   (16,914)    (5,723)        (143)
                                    ----------  ----------   --------   --------     --------
Units, end of period...............     96,745      88,903     60,518     52,149       22,937
                                    ==========  ==========   ========   ========     ========
Unit value, end of period.......... $    14.68  $    12.92   $  10.93   $   7.89     $  10.20
Assets, end of period.............. $1,420,217  $1,148,626   $661,466   $411,458     $233,954
Investment income ratio/(1)/.......       0.00%       0.00%      0.00%      0.00%        0.00%
Total return/(2)/..................      13.62%      18.21%     38.53%    (22.65)%     (18.40)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                         Sub-Account
                                                   ----------------------
                                                     Quantitative Value
                                                       Trust Series 1
                                                   ----------------------
                                                   Year Ended Period Ended
                                                   Dec. 31/05 Dec. 31/04##
                                                   ---------- ------------
Units, beginning of period........................     1,058         --
Units issued......................................    36,662      2,082
Units redeemed....................................    (1,368)    (1,024)
                                                    --------    -------
Units, end of period..............................    36,352      1,058
                                                    ========    =======
Unit value, end of period.........................  $  16.02    $ 14.67
Assets, end of period.............................  $582,273    $15,522
Investment income ratio/(1)/......................      0.07%      0.00%
Total return/(2)/.................................      9.19%     17.36%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                    Sub-Account
                                                   --------------
                                                    Real Estate
                                                     Securities
                                                   Trust Series 0
                                                   --------------
                                                    Period Ended
                                                    Dec. 31/05~
                                                   --------------
Units, beginning of period........................         --
Units issued......................................        507
Units redeemed....................................         (1)
                                                      -------
Units, end of period..............................        506
                                                      =======
Unit value, end of period.........................    $ 68.95
Assets, end of period.............................    $34,872
Investment income ratio/(1)/......................       0.00%
Total return/(2)/.................................       4.37%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                            Sub-Account
                                  ---------------------------------------------------------------
                                                       Real Estate Securities
                                                           Trust Series 1
                                  ---------------------------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                   Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                  -----------  -----------  -----------  -----------  -----------
Units, beginning of period.......     612,965      625,133      629,691      603,342      616,941
Units issued.....................      79,384       62,910       63,441      113,707       90,154
Units redeemed...................    (144,731)     (75,078)     (67,999)     (87,358)    (103,753)
                                  -----------  -----------  -----------  -----------  -----------
Units, end of period.............     547,618      612,965      625,133      629,691      603,342
                                  ===========  ===========  ===========  ===========  ===========
Unit value, end of period........ $     82.82  $     74.04  $     56.08  $     40.30  $     39.28
Assets, end of period............ $45,351,144  $45,385,043  $35,054,800  $25,376,534  $23,701,906
Investment income ratio/(1)/.....        2.01%        2.39%        2.67%        3.24%        3.26%
Total return/(2)/................       11.85%       32.04%       39.15%        2.58%        3.15%

                                           Sub-Account
                                         ----------------
                                         Real Return Bond
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................         141
Units redeemed..........................         (14)
                                              ------
Units, end of period....................         127
                                              ======
Unit value, end of period...............      $ 9.96
Assets, end of period...................      $1,269
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        0.45%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                           -----------------------------------
                                                     Real Return Bond
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    120,093     101,029           --
Units issued..............................     73,152     131,176      105,327
Units redeemed............................    (17,815)   (112,112)      (4,298)
                                           ----------  ----------   ----------
Units, end of period......................    175,430     120,093      101,029
                                           ==========  ==========   ==========
Unit value, end of period................. $    14.50  $    14.30   $    13.11
Assets, end of period..................... $2,544,365  $1,717,117   $1,324,485
Investment income ratio/(1)/..............       0.00%       0.50%        0.00%
Total return/(2)/.........................       1.43%       9.07%        4.88%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                           Science &
                                           Technology
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          1
Units redeemed..........................         (1)
                                             ------
Units, end of period....................         --
                                             ======
Unit value, end of period...............     $11.27
Assets, end of period...................     $    5
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.82%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                         Sub-Account
                             ------------------------------------------------------------------
                                                          Science &
                                                          Technology
                                                        Trust Series 1
                             ------------------------------------------------------------------
                              Year Ended     Year Ended   Year Ended   Year Ended    Year Ended
                              Dec. 31/05     Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                             -------------  -----------  -----------  -----------   ------------
Units, beginning of period..    1,531,628     1,574,239    1,372,512    1,388,634     1,104,943
Units issued................      326,354       242,241    1,070,042      800,355       649,523
Units redeemed..............     (466,545)     (284,852)    (868,315)    (816,477)     (365,832)
                              -----------   -----------  -----------  -----------   -----------
Units, end of period........    1,391,437     1,531,628    1,574,239    1,372,512     1,388,634
                              ===========   ===========  ===========  ===========   ===========
Unit value, end of period...  $     14.29   $     14.00  $     13.88  $      9.23   $     15.58
Assets, end of period.......  $19,883,950   $21,441,064  $21,846,463  $12,664,658   $21,631,041
Investment income ratio/(1)/         0.00%         0.00%        0.00%        0.00%         0.00%
Total return/(2)/...........         2.08%         2.40%       50.40%      (40.76)%      (41.25)%

                                                         Sub-Account
                             ------------------------------------------------------------------
                                                        Select Growth
                                                        Trust Series 1
                             ------------------------------------------------------------------
                              Year Ended     Year Ended   Year Ended   Year Ended   Period Ended
                             Dec. 31/05 /y/  Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01**
                             -------------  -----------  -----------  -----------   ------------
Units, beginning of period..       52,757        48,410       23,444        2,599            --
Units issued................          315        34,364       38,515       22,265         2,620
Units redeemed..............      (53,072)      (30,017)     (13,549)      (1,420)          (21)
                              -----------   -----------  -----------  -----------   -----------
Units, end of period........           --        52,757       48,410       23,444         2,599
                              ===========   ===========  ===========  ===========   ===========
Unit value, end of period...  $     10.29   $     10.64  $     10.36  $      8.24   $     11.88
Assets, end of period.......  $        --   $   561,534  $   501,653  $   193,187   $    30,872
Investment income ratio/(1)/         0.00%         0.01%        0.03%        0.00%         0.00%
Total return/(2)/...........        (3.29)%        2.71%       25.75%      (30.64)%       (4.96)%

--------
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Small Cap Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         29
Units redeemed..........................         --
                                             ------
Units, end of period....................         29
                                             ======
Unit value, end of period...............     $11.45
Assets, end of period...................     $  326
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.22%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ---------------
                                         Small Cap Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............           --
Units issued............................      182,475
Units redeemed..........................     (120,878)
                                            ---------
Units, end of period....................       61,597
                                            =========
Unit value, end of period...............    $   14.30
Assets, end of period...................    $ 880,841
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................        14.40%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                         Sub-Account
                                         ------------
                                          Small Cap
                                         Growth Trust
                                           Series 0
                                         ------------
                                         Period Ended
                                         Dec. 31/05~
                                         ------------
Units, beginning of period..............        --
Units issued............................         3
Units redeemed..........................        (1)
                                            ------
Units, end of period....................         2
                                            ======
Unit value, end of period...............    $15.15
Assets, end of period...................    $   29
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................     12.27%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Small Cap Index
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        704
Units redeemed..........................        (13)
                                             ------
Units, end of period....................        691
                                             ======
Unit value, end of period...............     $13.16
Assets, end of period...................     $9,096
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.33%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                            Sub-Account
                                    -----------------------------------------------------------
                                                          Small Cap Index
                                                           Trust Series 1
                                    -----------------------------------------------------------
                                    Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
                                    Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01
                                    ----------  ----------  ----------  ----------   ----------
Units, beginning of period.........    477,338     325,861     264,595     202,574       13,291
Units issued.......................    130,103     248,720     233,983     220,310      358,369
Units redeemed.....................   (124,769)    (97,243)   (172,717)   (158,289)    (169,086)
                                    ----------  ----------  ----------  ----------   ----------
Units, end of period...............    482,672     477,338     325,861     264,595      202,574
                                    ==========  ==========  ==========  ==========   ==========
Unit value, end of period.......... $    16.58  $    15.96  $    13.60  $     9.33   $    11.88
Assets, end of period.............. $8,000,791  $7,616,093  $4,431,369  $2,468,125   $2,406,173
Investment income ratio/(1)/.......       0.52%       0.30%       0.00%       0.93%        3.86%
Total return/(2)/..................       3.89%      17.33%      45.79%     (21.47)%       1.41%

                                          Sub-Account
                                         --------------
                                           Small Cap
                                         Opportunities
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         22
Units redeemed..........................         (5)
                                             ------
Units, end of period....................         17
                                             ======
Unit value, end of period...............     $11.63
Assets, end of period...................     $  203
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.46%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                       Sub-Account
                                           -----------------------------------
                                                        Small Cap
                                                      Opportunities
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    175,331      16,308          --
Units issued..............................    430,156     426,510      21,289
Units redeemed............................   (196,924)   (267,487)     (4,981)
                                           ----------  ----------    --------
Units, end of period......................    408,563     175,331      16,308
                                           ==========  ==========    ========
Unit value, end of period................. $    23.72  $    22.01    $  17.50
Assets, end of period..................... $9,691,801  $3,859,270    $285,388
Investment income ratio/(1)/..............       0.00%       0.13%       0.00%
Total return/(2)/.........................       7.77%      25.78%      40.00%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                           Sub-Account
                                         ---------------
                                         Small Cap Value
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............          --
Units issued............................       1,157
Units redeemed..........................          --
                                             -------
Units, end of period....................       1,157
                                             =======
Unit value, end of period...............     $ 29.70
Assets, end of period...................     $34,364
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        2.55%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                         Small Company
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         51
Units redeemed..........................        (11)
                                             ------
Units, end of period....................         40
                                             ======
Unit value, end of period...............     $11.13
Assets, end of period...................     $  446
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.61%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                               Sub-Account
                                         ----------------------
                                              Small Company
                                             Trust Series 1
                                         ----------------------
                                         Year Ended Period Ended
                                         Dec. 31/05 Dec. 31/04##
                                         ---------- ------------
Units, beginning of period..............     4,484          --
Units issued............................    30,727     149,721
Units redeemed..........................    (1,522)   (145,237)
                                          --------   ---------
Units, end of period....................    33,689       4,484
                                          ========   =========
Unit value, end of period...............  $  16.18   $   15.22
Assets, end of period...................  $545,155   $  68,244
Investment income ratio/(1)/............      0.00%       0.00%
Total return/(2)/.......................      6.32%      21.76%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                   Sub-Account
                                         -------------------------------------------------------------
                                                                  Small Company
                                                              Blend Trust Series 1
                                         -------------------------------------------------------------
                                          Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05 /h/ Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -------------  ----------  ----------  ----------   ----------
Units, beginning of period..............     503,002       459,363     373,517     316,717      139,069
Units issued............................       9,194        96,551     202,147     234,870      297,117
Units redeemed..........................    (512,196)      (52,912)   (116,301)   (178,070)    (119,469)
                                           ---------    ----------  ----------  ----------   ----------
Units, end of period....................          --       503,002     459,363     373,517      316,717
                                           =========    ==========  ==========  ==========   ==========
Unit value, end of period...............   $   12.41    $    14.05  $    13.11  $     9.38   $    12.60
Assets, end of period...................   $      --    $7,067,291  $6,021,024  $3,504,368   $3,990,916
Investment income ratio/(1)/............        0.00%         0.00%       0.00%       0.20%        0.00%
Total return/(2)/.......................      (11.71)%        7.19%      39.71%     (25.55)%      (2.30)%

--------
h Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

                                          Sub-Account
                                         -------------
                                         Small Company
                                          Value Trust
                                           Series 0
                                         -------------
                                         Period Ended
                                          Dec. 31/05~
                                         -------------
Units, beginning of period..............        --
Units issued............................       194
Units redeemed..........................        (7)
                                            ------
Units, end of period....................       187
                                            ======
Unit value, end of period...............    $11.61
Assets, end of period...................    $2,176
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................      5.47%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                  Small Company
                                                              Value Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                         -----------  -----------  -----------  ----------   ----------
Units, beginning of period..............   1,260,713    1,150,161    1,002,491     565,676      319,683
Units issued............................     187,060      308,204      453,829     599,988      427,805
Units redeemed..........................    (202,025)    (197,652)    (306,159)   (163,173)    (181,812)
                                         -----------  -----------  -----------  ----------   ----------
Units, end of period....................   1,245,748    1,260,713    1,150,161   1,002,491      565,676
                                         ===========  ===========  ===========  ==========   ==========
Unit value, end of period............... $     17.52  $     16.36  $     13.07  $     9.78   $    10.40
Assets, end of period................... $21,820,203  $20,631,270  $15,034,590  $9,803,823   $5,880,631
Investment income ratio/(1)/............        0.26%        0.16%        0.39%       0.27%        0.17%
Total return/(2)/.......................        7.04%       25.19%       33.67%      (5.93)%       6.54%

                                                               Sub-Account
                                         ------------------------------------------------------
                                                              Small-Mid Cap
                                                              Trust Series 1
                                         ------------------------------------------------------
                                                                                        Year Ended
                                          Year Ended   Year Ended Year Ended Year Ended    Dec.
                                         Dec. 31/05/d/ Dec. 31/04 Dec. 31/03 Dec. 31/02  31/01**
                                         ------------  ---------- ---------- ---------- ----------
Units, beginning of period..............     28,971       24,080      9,571     1,906         --
Units issued............................        197       17,499     24,294     8,702      1,929
Units redeemed..........................    (29,168)     (12,608)    (9,785)   (1,037)       (23)
                                           --------     --------   --------   -------    -------
Units, end of period....................         --       28,971     24,080     9,571      1,906
                                           --------     --------   --------   -------    -------
Unit value, end of period...............   $  11.86     $  13.00   $  12.13   $  9.85    $ 11.95
Assets, end of period...................   $     --     $376,551   $292,105   $94,276    $22,773
Investment income ratio/(1)/............       0.00%        0.00%      0.00%     0.00%      0.01%
Total return/(2)/.......................      (8.75)%       7.15%     23.15%   (17.57)%    (4.40)%

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                                Sub-Account
                                         --------------------------------------------------------
                                                               Small-Mid Cap
                                                                Growth Trust
                                                                  Series 1
                                         --------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05/d/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         ------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     21,275       20,701     12,700       612          --
Units issued............................        167        7,179     10,505    12,845         612
Units redeemed..........................    (21,442)      (6,605)    (2,504)     (757)         --
                                           --------     --------   --------   -------     -------
Units, end of period....................         --       21,275     20,701    12,700         612
                                           ========     ========   ========   =======     =======
Unit value, end of period...............   $  10.62     $  11.45   $  10.07   $  7.31     $ 11.13
Assets, end of period...................   $     --     $243,602   $208,462   $92,840     $ 6,810
Investment income ratio/(1)/............       0.00%        0.00%      0.00%     0.00%       0.00%
Total return/(2)/.......................      (7.25)%      13.70%     37.76%   (34.32)%    (10.96)%

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                       Sub-Account
                                           -----------------------------------
                                                      Special Value
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................     63,126      42,051          --
Units issued..............................     15,342      24,527      44,876
Units redeemed............................    (10,613)     (3,452)     (2,825)
                                           ----------  ----------    --------
Units, end of period......................     67,855      63,126      42,051
                                           ==========  ==========    ========
Unit value, end of period................. $    20.08  $    19.01    $  15.82
Assets, end of period..................... $1,362,368  $1,200,169    $665,250
Investment income ratio/(1)/..............       0.00%       0.00%       0.00%
Total return/(2)/.........................       5.61%      20.18%      26.56%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                Strategic Bond
                                                                Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                         -----------  -----------  ----------  ----------  ----------
Units, beginning of period..............     472,670      454,870     391,405     366,019     326,940
Units issued............................      51,793       88,124     181,832     120,547      95,095
Units redeemed..........................     (49,393)     (70,324)   (118,367)    (95,161)    (56,016)
                                         -----------  -----------  ----------  ----------  ----------
Units, end of period....................     475,070      472,670     454,870     391,405     366,019
                                         ===========  ===========  ==========  ==========  ==========
Unit value, end of period............... $     21.73  $     21.16  $    19.84  $    17.54  $    16.09
Assets, end of period................... $10,322,942  $10,001,024  $9,023,050  $6,863,987  $5,890,786
Investment income ratio/(1)/............        2.75%        3.75%       4.76%       6.76%       7.24%
Total return/(2)/.......................        2.70%        6.67%      13.11%       8.96%       6.25%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                Strategic Growth
                                                                 Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended   Year Ended  Period Ended
                                         Dec. 31/05/e/ Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                                         ------------  ----------  ----------  ----------   ------------
Units, beginning of period..............    333,720       301,160     148,582      58,133           --
Units issued............................     11,615        87,972     190,203     128,784       61,361
Units redeemed..........................   (345,335)      (55,412)    (37,625)    (38,335)      (3,228)
                                          ---------    ----------  ----------  ----------     --------
Units, end of period....................         --       333,720     301,160     148,582       58,133
                                          =========    ==========  ==========  ==========     ========
Unit value, end of period...............  $   10.13    $    10.72  $    10.06  $     7.93     $  11.02
Assets, end of period...................  $      --    $3,577,475  $3,029,672  $1,178,257     $640,623
Investment income ratio/(1)/............       0.00%         0.00%       0.00%       0.00%        0.00%
Total return/(2)/.......................      (5.46)%        6.56%      26.86%     (28.04)%     (11.84)%

--------
e Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                           Sub-Account
                                         ----------------
                                         Strategic Income
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................         515
Units redeemed..........................          --
                                              ------
Units, end of period....................         515
                                              ======
Unit value, end of period...............      $10.28
Assets, end of period...................      $5,292
Investment income ratio/(1)/............       69.96%
Total return/(2)/.......................        1.23%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                               Sub-Account
                                         ----------------------
                                            Strategic Income
                                             Trust Series 1
                                         ----------------------
                                         Year Ended Period Ended
                                         Dec. 31/05 Dec. 31/04##
                                         ---------- ------------
Units, beginning of period..............     3,766         --
Units issued............................    15,773      4,389
Units redeemed..........................    (1,130)      (623)
                                          --------    -------
Units, end of period....................    18,409      3,766
                                          ========    =======
Unit value, end of period...............  $  13.93    $ 13.62
Assets, end of period...................  $256,383    $51,273
Investment income ratio/(1)/............      6.20%      3.65%
Total return/(2)/.......................      2.28%      8.93%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                           Strategic
                                         Opportunities
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          5
Units redeemed..........................         (1)
                                             ------
Units, end of period....................          4
                                             ======
Unit value, end of period...............     $11.94
Assets, end of period...................     $   50
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       7.27%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                              Strategic Opportunities
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,853,876    2,066,438    2,124,457    2,079,350     1,908,650
Units issued............................      68,412      130,505      207,014      304,431       355,083
Units redeemed..........................    (243,972)    (343,067)    (265,033)    (259,324)     (184,383)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,678,316    1,853,876    2,066,438    2,124,457     2,079,350
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     14.28  $     13.01  $     11.59  $      9.21   $     15.03
Assets, end of period................... $23,960,368  $24,121,175  $23,938,705  $19,557,281   $31,259,873
Investment income ratio/(1)/............        0.43%        0.09%        0.00%        0.00%         0.49%
Total return/(2)/.......................        9.72%       12.31%       25.85%      (38.77)%      (15.25)%


                                                                 Sub-Account
                                         ----------------------------------------------------------
                                                               Strategic Value
                                                                Trust Series 1
                                         ----------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended Year Ended  Period Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01*
                                         ----------   ----------  ---------- ----------  ------------
Units, beginning of period..............    121,047       85,555     64,422     33,938           --
Units issued............................     30,049      243,733     29,509     33,649       35,424
Units redeemed..........................    (18,147)    (208,241)    (8,376)    (3,165)      (1,486)
                                         ----------   ----------   --------   --------     --------
Units, end of period....................    132,949      121,047     85,555     64,422       33,938
                                         ==========   ==========   ========   ========     ========
Unit value, end of period............... $    11.80   $    11.84   $  10.03   $   7.79     $  10.70
Assets, end of period................... $1,568,879   $1,432,678   $858,268   $501,850     $363,137
Investment income ratio/(1)/............       0.73%        0.66%      0.02%      0.00%        0.00%
Total return/(2)/.......................      (0.30)%      17.98%     28.77%    (27.20)%     (14.40)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                          Total Return
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        225
Units redeemed..........................        (18)
                                             ------
Units, end of period....................        207
                                             ======
Unit value, end of period...............     $10.99
Assets, end of period...................     $2,274
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      (0.07)%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                  Total Return
                                                                 Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                         -----------  -----------  -----------  -----------  ----------
Units, beginning of period..............   1,021,035    1,051,424      804,407      486,338     172,081
Units issued............................     158,392      163,844      401,469      462,281     496,504
Units redeemed..........................     (64,179)    (194,233)    (154,452)    (144,212)   (182,247)
                                         -----------  -----------  -----------  -----------  ----------
Units, end of period....................   1,115,248    1,021,035    1,051,424      804,407     486,338
                                         ===========  ===========  ===========  ===========  ==========
Unit value, end of period............... $     18.37  $     17.93  $     17.08  $     16.27  $    14.86
Assets, end of period................... $20,493,352  $18,308,958  $17,963,495  $13,086,755  $7,224,802
Investment income ratio/(1)/............        2.28%        3.84%        2.61%        2.43%       3.28%
Total return/(2)/.......................        2.48%        4.96%        5.01%        9.52%       8.28%

                                          Sub-Account
                                         --------------
                                          Total Stock
                                          Market Index
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        151
Units redeemed..........................         --
                                             ------
Units, end of period....................        151
                                             ======
Unit value, end of period...............     $40.10
Assets, end of period...................     $6,036
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.30%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                  Sub-Account
                                         -----------------------------------------------------------
                                                           Total Stock Market Index
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         ----------  ----------  ----------  ----------   ----------
Units, beginning of period..............    503,811     391,161     255,300     227,808       26,131
Units issued............................     90,402     192,234     153,399     134,963      331,423
Units redeemed..........................    (95,907)    (79,584)    (17,538)   (107,471)    (129,746)
                                         ----------  ----------  ----------  ----------   ----------
Units, end of period....................    498,306     503,811     391,161     255,300      227,808
                                         ==========  ==========  ==========  ==========   ==========
Unit value, end of period............... $    12.09  $    11.44  $    10.24  $     7.84   $     9.96
Assets, end of period................... $6,023,552  $5,762,135  $4,003,691  $2,001,779   $2,269,349
Investment income ratio/(1)/............       1.07%       0.58%       0.00%       0.93%        1.43%
Total return/(2)/.......................       5.70%      11.73%      30.55%     (21.29)%     (11.41)%

                                          Sub-Account
                                         --------------
                                          U.S. Global
                                         Leaders Growth
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         49
Units redeemed..........................         --
                                             ------
Units, end of period....................         49
                                             ======
Unit value, end of period...............     $10.90
Assets, end of period...................     $  530
Investment income ratio/(1)/............       1.81%
Total return/(2)/.......................       1.93%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                                            -------------------------
                                            U.S. Global Leaders Growth
                                                 Trust Series 1
                                            -------------------------
                                            Year Ended   Period Ended
                                            Dec. 31/05   Dec. 31/04##
                                            ----------   ------------
Units, beginning of period.................      9,299           --
Units issued...............................    218,589       11,925
Units redeemed.............................    (24,291)      (2,626)
                                            ----------     --------
Units, end of period.......................    203,597        9,299
                                            ==========     ========
Unit value, end of period.................. $    13.34     $  13.23
Assets, end of period...................... $2,729,838     $123,009
Investment income ratio/(1)/...............       0.23%        1.17%
Total return/(2)/..........................       0.87%        5.82%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                        Sub-Account
                                              --------------------------------------------------------------
                                                                U.S. Government Securities
                                                                   Trust Trust Series 1
                                              --------------------------------------------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                               Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                              -----------  -----------  -----------  -----------  ----------
Units, beginning of period...................     941,170    1,240,879    1,299,367      602,920     404,853
Units issued.................................      56,823      124,017      295,436      831,572     340,309
Units redeemed...............................    (224,467)    (423,726)    (353,924)    (135,125)   (142,242)
                                              -----------  -----------  -----------  -----------  ----------
Units, end of period.........................     773,526      941,170    1,240,879    1,299,367     602,920
                                              ===========  ===========  ===========  ===========  ==========
Unit value, end of period.................... $     16.23  $     15.98  $     15.53  $     15.27  $    14.14
Assets, end of period........................ $12,555,989  $15,039,513  $19,272,188  $19,836,614  $8,523,508
Investment income ratio/(1)/.................        1.81%        2.10%        3.30%        2.84%       5.13%
Total return/(2)/............................        1.58%        2.89%        1.73%        7.99%       7.03%

                                           Sub-Account
                                         ---------------
                                         U.S. High Yield
                                           Bond Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         --
Units redeemed..........................         --
                                             ------
Units, end of period....................         --
                                             ======
Unit value, end of period...............     $10.42
Assets, end of period...................     $    3
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.17%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ---------------
                                         U.S. High Yield
                                           Bond Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        372
Units redeemed..........................         (1)
                                             ------
Units, end of period....................        371
                                             ======
Unit value, end of period...............     $13.01
Assets, end of period...................     $4,822
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.08%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         U.S. Large Cap
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          5
Units redeemed..........................         (1)
                                             ------
Units, end of period....................          4
                                             ======
Unit value, end of period...............     $11.21
Assets, end of period...................     $   44
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.58%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                   U.S. Large Cap
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   3,711,231    1,199,921    1,128,167      881,525       571,773
Units issued............................     111,873    3,153,720      228,970      430,793       364,179
Units redeemed..........................    (376,857)    (642,410)    (157,216)    (184,151)      (54,427)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   3,446,247    3,711,231    1,199,921    1,128,167       881,525
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     15.26  $     14.43  $     13.19  $      9.62   $     12.86
Assets, end of period................... $52,609,938  $53,540,709  $15,824,781  $10,855,368   $11,337,798
Investment income ratio/(1)/............        0.43%        0.14%        0.40%        0.29%         0.34%
Total return/(2)/.......................        5.81%        9.39%       37.06%      (25.18)%       (2.55)%

                                           Sub-Account
                                         ---------------
                                         Utilities Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         49
Units redeemed..........................         (2)
                                             ------
Units, end of period....................         47
                                             ======
Unit value, end of period...............     $11.57
Assets, end of period...................     $  547
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.87%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                 Sub-Account
                                         ---------------------------------------------------------
                                                               Utilities Trust
                                                                  Series 1
                                         ---------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ---------- ----------  ------------
Units, beginning of period..............    262,919      86,095     59,608      9,963          --
Units issued............................    295,499     229,797    232,158     69,015      10,675
Units redeemed..........................   (344,176)    (52,973)  (205,671)   (19,370)       (712)
                                         ----------  ----------  ---------   --------     -------
Units, end of period....................    214,242     262,919     86,095     59,608       9,963
                                         ==========  ==========  =========   ========     =======
Unit value, end of period............... $    14.54  $    12.44  $    9.61   $   7.15     $  9.35
Assets, end of period................... $3,114,125  $3,271,438  $ 827,660   $425,957     $93,121
Investment income ratio/(1)/............       0.45%       0.63%      0.97%      0.00%       0.76%
Total return/(2)/.......................      16.82%      29.42%     34.54%    (23.55)%    (25.22)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                         Sub-Account
                                         ------------
                                         Value Trust
                                           Series 0
                                         ------------
                                         Period Ended
                                         Dec. 31/05~
                                         ------------
Units, beginning of period..............        --
Units issued............................        46
Units redeemed..........................        --
                                            ------
Units, end of period....................        46
                                            ======
Unit value, end of period...............    $11.48
Assets, end of period...................    $  527
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................      5.54%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                         Sub-Account
                                              ----------------------------------------------------------------
                                                                         Value Trust
                                                                          Series 1
                                              ----------------------------------------------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                               Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                              -----------  -----------  -----------  -----------   -----------
Units, beginning of period...................     857,071      927,735      901,064      812,349       529,481
Units issued.................................      64,856      103,866      172,244      241,640       458,658
Units redeemed...............................    (121,761)    (174,530)    (145,573)    (152,925)     (175,790)
                                              -----------  -----------  -----------  -----------   -----------
Units, end of period.........................     800,166      857,071      927,735      901,064       812,349
                                              ===========  ===========  ===========  ===========   ===========
Unit value, end of period.................... $     24.71  $     21.95  $     19.06  $     13.73   $     17.79
Assets, end of period........................ $19,767,664  $18,811,290  $17,679,245  $12,374,748   $14,453,761
Investment income ratio/(1)/.................        0.62%        0.60%        1.19%        0.78%         0.61%
Total return/(2)/............................       12.56%       15.18%       38.76%      (22.80)%        3.42%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

/(1)/ These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
/(2)/ These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

6. Transactions with Affiliates

John Hancock Distributors LLC (formerly Manulife Financial Securities LLC), a registered broker-dealer and wholly owned subsidiary of JHUSA (formerly ManUSA), acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) or other broker-dealers having distribution agreements with John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this Agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

Majority of the investments held by the Account are invested in the Trust (Note
1).

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

7. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                    Prospectus Supplement Dated May 1, 2006


     This prospectus supplement is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) and offering, interests in John Hancock Variable Life Account A.

     This supplement describes the changes that have been made in the product prospectuses pertaining to variable investment options that are available. Please note that certain of the investment options described in this prospectus supplement may not be available to you under your policy.

1. The prospectuses for the EPVUL, VUL Protector, and SPVL products are amended to replace the list of available investment options on page 1 of the product prospectus with the following:

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Emerging Small Company
Small Cap
Small Cap Index
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Small Cap
International Equity Index A
American International
International Value
International Core
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth

U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Company Value
Special Value
Mid Cap Value
Value
All Cap Value
500 Index
500 Index B
Fundamental Value
U.S. Core
Large Cap
Quantitative Value

American Growth-Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
American Bond
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive
Lifestyle Growth
Lifestyle Balanced
Lifestyle Moderate
Lifestyle Conservative

2. The last two tables appearing in the section entitled "Fee Tables" are deleted and the following substituted in their place. Please note that certain of the investment options described in these tables may not be available to you under your policy.


     The next table describes the minimum and maximum annual operating expenses of the portfolios that you will pay during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios, as a percentage of the portfolio`s average net assets for 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolios.


            Annual Operating Expense of the Portfolios

        (Expenses that are Deducted from Portfolio Assets)              Minimum        Maximum
 Expenses that are deducted from the portfolio assets, including
                                                                       0.50%          1.53%
 advisory fees, Rule 12b-1 fees and other expenses

     The next table describes the fees and expenses for each of the portfolios. Except as indicated in the footnotes at the end of the table, the expenses are expressed as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolio.

Portfolio Annual Expenses

(as a percentage of average net assets



                                                 Management        12b-1          Other              Total
Portfolios                                          Fees            Fees        Expenses        Annual Expenses
------------------------------------------      ------------      -------      ----------      ----------------
 Science & Technology ....................      1.05%A            0.05%        0.07%           1.17%
 Pacific Rim .............................      0.80%             0.05%        0.24%           1.09%
 Health Sciences .........................      1.05%A            0.05%        0.12%           1.22%
 Emerging Growth .........................      0.80%             0.05%        0.08%           0.93%
 Emerging Small Company ..................      0.97%             0.05%        0.07%           1.09%
 Small CapB ..............................      0.85%             0.05%        0.03%           0.93%
 Small Cap Index .........................      0.49%             0.05%        0.04%           0.58%
 Dynamic Growth ..........................      0.95%             0.05%        0.07%           1.07%
 Mid Cap Stock ...........................      0.84%             0.05%        0.08%           0.97%
 Natural Resources .......................      1.00%             0.05%        0.07%           1.12%
 All Cap Growth ..........................      0.85%             0.05%        0.06%           0.96%
 Strategic Opportunities .................      0.80%             0.05%        0.08%           0.93%
 Financial Services ......................      0.82%C            0.05%        0.09%           0.96%
 International Opportunities .............      0.90%             0.05%        0.06%           1.01%
 International Small Cap .................      0.92%             0.05%        0.21%           1.18%
 International Equity Index AB/D .........      0.54%             0.05%        0.09%           0.68%
 American InternationalE .................      0.52%             0.60%        0.08%           1.20%
 International Value .....................      0.82%F            0.05%        0.19%           1.06%
 International Core ......................      0.89%             0.05%        0.07%           1.01%
 Quantitative Mid Cap ....................      0.74%             0.05%        0.10%           0.89%
 Mid Cap Index ...........................      0.49%             0.05%        0.04%           0.58%
 Mid Cap Core ............................      0.87%             0.05%        0.08%           1.00%
 Global ..................................      0.82%F            0.05%        0.16%           1.03%
 Capital Appreciation ....................      0.81%             0.05%        0.05%           0.91%
 American GrowthE ........................      0.33%             0.60%        0.04%           0.97%
 U.S. Global Leaders Growth ..............      0.70%             0.05%        0.06%           0.81%
 Quantitative All Cap ....................      0.71%             0.05%        0.06%           0.82%
 All Cap Core ............................      0.80%             0.05%        0.07%           0.92%
 Total Stock Market Index ................      0.49%             0.05%        0.04%           0.58%
 Blue Chip Growth ........................      0.81%A            0.05%        0.07%           0.93%


                                                       Management       12b-1          Other              Total
Portfolios                                                Fees           Fees        Expenses        Annual Expenses
------------------------------------------------      -----------      -------      ----------      ----------------
 U.S. Large Cap ................................      0.83%            0.05%        0.06%           0.94%
 Core Equity ...................................      0.79%            0.05%        0.06%           0.90%
 Strategic Value ...............................      0.85%            0.05%        0.08%           0.98%
 Large Cap Value ...............................      0.84%            0.05%        0.08%           0.97%
 Classic Value .................................      0.80%            0.05%        0.24%           1.09%
 Utilities .....................................      0.85%            0.05%        0.19%           1.09%
 Real Estate Securities ........................      0.70%            0.05%        0.06%           0.81%
 Small Cap Opportunities .......................      0.99%            0.05%        0.08%           1.12%
 Small Company ValueD ..........................      1.03%A           0.05%        0.05%           1.13%
 Special Value .................................      1.00%            0.05%        0.21%           1.26%
 Mid Cap Value .................................      0.85%            0.05%        0.05%           0.95%
 Value .........................................      0.74%            0.05%        0.06%           0.85%
 All Cap Value .................................      0.83%            0.05%        0.07%           0.95%
 500 Index .....................................      0.46%            0.05%        0.05%           0.56%
 500 Index BB/D/H ..............................      0.47%            N/A          0.03%           0.50%
 Fundamental Value .............................      0.77%C           0.05%        0.05%           0.87%
 U.S. Core .....................................      0.76%            0.05%        0.05%           0.86%
 Large CapB ....................................      0.84%            0.05%        0.05%           0.94%
 Quantitative Value ............................      0.70%            0.05%        0.06%           0.81%
 American Growth-IncomeE .......................      0.28%            0.60%        0.05%           0.93%
 Equity-Income .................................      0.81%A           0.05%        0.05%           0.91%
 American Blue Chip Income and GrowthE .........      0.44%            0.60%        0.04%           1.08%
 Income & Value ................................      0.79%            0.05%        0.08%           0.92%
 PIMCO VIT All Asset ...........................      0.20%            0.25%        1.08%F          1.53%
 Global Allocation .............................      0.85%            0.05%        0.19%           1.09%
 High Yield ....................................      0.66%            0.05%        0.07%           0.78%
 U.S. High Yield BondB/D .......................      0.74%            0.05%        0.21%           1.00%
 Strategic Bond ................................      0.67%            0.05%        0.08%           0.80%
 Strategic Income ..............................      0.73%            0.05%        0.30%           1.08%
 Global Bond ...................................      0.70%            0.05%        0.12%           0.87%
 Investment Quality Bond .......................      0.60%            0.05%        0.09%           0.74%
 Total Return ..................................      0.70%            0.05%        0.07%           0.82%
 American BondE ................................      0.43%            0.60%        0.04%           1.07%
 Real Return Bond ..............................      0.70%            0.05%        0.07%           0.82%
 Core BondB ....................................      0.67%            0.05%        0.07%           0.79%
 Active BondB ..................................      0.60%            0.05%        0.07%           0.72%
 U.S. Government Securities ....................      0.59%            0.05%        0.07%           0.71%
 Money MarketB/D ...............................      0.49%            N/A          0.04%           0.53%
 Lifestyle Aggressive ..........................      0.05%            0.05%        0.95%G          1.05%
 Lifestyle Growth ..............................      0.05%            0.05%        0.89%G          0.99%
 Lifestyle Balanced ............................      0.05%            0.05%        0.86%G          0.96%
 Lifestyle Moderate ............................      0.05%            0.05%        0.81%G          0.91%
 Lifestyle Conservative ........................      0.05%            0.05%        0.78%G          0.88%

AThe adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

The percentage fee reduction is as follows:


Combined Average Daily Net                            Fee Reduction
Assets of the T. Rowe Portfolios         (As a Percentage of the Management Fee)
----------------------------------      ----------------------------------------
  First $750 million..............                        0.00%
  Over $750 million...............                         5.0%

Effective November 1, 2006, the percentage reduction will be as follows:


Combined Average Daily Net                              Fee Reduction
Assets of the T. Rowe Portfolios            (As a Percentage ofthe Management Fee)
-------------------------------------      ---------------------------------------
  First $750 million.................                        0.00%
  Next $750 million..................                         5.0%
  Excess over $1.5 billion...........                         7.5%

This voluntary fee waiver may be terminated at any time by the adviser.

BCommenced operations April 29, 2005

CFor the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.


                                        First           Between $50 Million        Excess Over
Portfolio                            $50 Million          and $500 Million         $500 Million
------------------------------      -------------      ---------------------      -------------
  Financial Services .........         0.85%                  0.80%                   0.75%
  Fundamental Value ..........         0.85%                  0.80%                   0.75%

Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:


  Financial Services .........      0.82%
  Fundamental Value ..........      0.77%

DBased on estimates for the current fiscal year.

EReflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment advisory fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%.

F"Other Expenses" for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds` expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the portfolio`s current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

GEach of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, the American Bond, and the American Growth-Income portfolios (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50 % to 1.53%.

HThe adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund`s "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund`s business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of the Company or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the Management Fee shown for the 500 Index Trust B portfolio would be 0.22% and the Total Fund Annual Expenses shown would be 0.25%,.

3. The Table of Investment Options and Investment Subadvisers is deleted and the following is substituted in its place. Please note that certain of the investment options described in this table may not be available to you under your policy.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

     When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

     The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

     The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds," which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

     The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

     The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

     The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

     The portfolios available under the policies are as follows:


 Portfolio                      Portfolio Manager

=========================      =================================
 Science & Technology          T. Rowe Price Associates, Inc.
 Pacific Rim                    MFC Global Investment
                               Management (U.S.A.) Limited

 Health Sciences               T. Rowe Price Associates, Inc.
 Emerging Growth                MFC Global Investment
                               Management (U.S.A.) Limited

 Emerging Small Company        Franklin Advisers, Inc.
 Small Cap                      Independence Investment LLC
 Small Cap Index               MFC Global Investment
                               Management (U.S.A.) Limited

 Dynamic Growth                 Deutsche Asset Management Inc.
 Mid Cap Stock                 Wellington Management Company,
                               LLP

 Natural Resources              Wellington Management Company,
                               LLP

 All Cap Growth                AIM Capital Management, Inc.




 Portfolio                      Investment Description

=========================      ===============================================================
 Science & Technology          Seeks long-term growth of capital by investing, under
                               normal market conditions, at least 80% of its net assets
                               (plus any borrowings for investment purposes) in common
                               stocks of companies expected to benefit from the
                               development, advancement, and use of science and
                               technology. Current income is incidental to the portfolio's objective.
 Pacific Rim                    Seeks long-term growth of capital by investing in a
                               diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations
                               domiciled in countries in the Pacific Rim region.

 Health Sciences               Seeks long-term capital appreciation by investing, under
                               normal market conditions, at least 80% of its net assets
                               (plus any borrowings for investment purposes) in common
                               stocks of companies engaged in the research, development,
                               production, or distribution of products or services related to health care, medicine, or the life sciences.
 Emerging Growth                Seeks superior long-term rates of return through capital
                               appreciation by investing, under normal circumstances,
                               primarily in high quality securities and convertible
                               instruments of small-cap U.S. companies.

 Emerging Small Company        Seeks long-term growth of capital by investing, under
                               normal market conditions, at least 80% of its net assets
                               (plus any borrowings for investment purposes) in common
                               stock equity securities of companies with market
                               capitalizations that approximately match the range of
                               capitalization of the Russell 2000 Growth Index* at the
                               time of purchase.

 Small Cap                      Seeks maximum capital appreciation consistent with
                               reasonable risk to principal by investing, under normal
                               market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is
                               under $2 billion.

 Small Cap Index               Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to
                               track the performance of the Russell 2000 Index.*

 Dynamic Growth                 Seeks long-term growth of capital by investing in stocks
                               and other equity securities of medium-sized U.S. companies with strong growth potential.

 Mid Cap Stock                 Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant
                               capital appreciation potential.

 Natural Resources              Seeks long-term total return by investing, under normal
                               market conditions, primarily in equity and equity-related
                               securities of natural resource-related companies worldwide.

 All Cap Growth                Seeks long-term capital appreciation by investing the
                               portfolio's assets, under normal market conditions,
                               principally in common stocks of companies that are likely
                               to benefit from new or innovative products, services or
                               processes, as well as those that have experienced above
                               average, long-term growth in earnings and have excellent
                               prospects for future growth.


 Portfolio                            Portfolio Manager

===============================      =====================================
 Strategic Opportunities             Fidelity Management & Research
                                     Company

 Financial Services                   Davis Advisors
 International Opportunities         Marisco Capital Management, LLC
 International Small Cap              Templeton Investment Counsel, Inc.
 International Equity Index A        SSgA Funds Management, Inc.
 American International               Capital Research Management
                                     Company

 International Value                 Templeton Investment Counsel, Inc.
 International Core                   Grantham, Mayo, Van Otterloo &
                                     Co. LLC
 Quantitative Mid Cap                MFC Global Investment
                                     Management (U.S.A.) Limited

 Mid Cap Index                        MFC Global Investment
                                     Management (U.S.A.) Limited


 Portfolio                            Investment Description

===============================      ====================================================================
 Strategic Opportunities             Seeks growth of capital by investing primarily in common
                                     stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a
                                     combination of both.

 Financial Services                   Seeks growth of capital by investing primarily in common
                                     stocks of financial companies. During normal market
                                     conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                     companies that are principally engaged in financial
                                     services. A company is "principally engaged" in financial
                                     services if it owns financial services-related assets
                                     constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
 International Opportunities         Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 65% of its assets in
                                     common stocks of foreign companies that are selected for
                                     their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The
                                     portfolio normally invests in issuers from at least three
                                     different countries not including the U.S. The portfolio may invest in common stocks of companies operating in
                                     emerging markets.
 International Small Cap              Seeks capital appreciation by investing primarily in the
                                     common stock of companies located outside the U.S. which
                                     have total stock market capitalization or annual revenues of
                                     $1.5 billion or less.

 International Equity Index A        Seeks to track the performance of broad-based equity
                                     indices of foreign companies in developed and emerging
                                     markets by attempting to track the performance of the
                                     MSCI All Country World ex-US Index*. (Series I shares
                                     are available for sale to contracts purchased prior to May
                                     13, 2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002.)

 American International               Invests all of its assets in Class 2 shares of the International
                                     Fund, a series of American Fund Insurance Series. The
                                     International Fund invests primarily in common stocks of
                                     companies located outside the United States.

 International Value                 Seeks long-term growth of capital by investing, under
                                     normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging
                                     markets.

 International Core                   Seeks to outperform the MSCI EAFA Index* by investing
                                     typically in a diversified portfolio of equity investments from developed markets other than the U.S.

 Quantitative Mid Cap                Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 80% of its total assets
                                     (plus any borrowings for investment purposes) in U.S. mid-
                                     cap stocks, convertible preferred stocks, convertible bonds and warrants.

 Mid Cap Index                        Seeks to approximate the aggregate total return of a mid-
                                     cap U.S. domestic equity market index by attempting to
                                     track the performance of the S&P Mid Cap 400 Index*.



 Portfolio                          Portfolio Manager

=============================      ====================================
 Mid Cap Core                      AIM Capital Management, Inc.
 Global                             Templeton Global Advisors Limited
 Capital Appreciation              Jennison Associates LLC
 American Growth                    Capital Research Management
                                   Company

 U.S. Global Leaders Growth        Sustainable Growth Advisers, L.P.
 Quantitative All Cap               MFC Global Investment
                                   Management (U.S.A.) Limited

 All Cap Core                      Deutsche Asset Management Inc.
 Total Stock Market Index           MFC Global Investment
                                   Management (U.S.A.) Limited

 Blue Chip Growth                  T. Rowe Price Associates, Inc.
 U.S. Large Cap                     Capital Guardian Trust Company
 Core Equity                       Legg Mason Funds Management,
                                   Inc.




 Portfolio                          Investment Description

=============================      ================================================================
 Mid Cap Core                      Seeks long-term growth of capital by investing, under
                                   normal market conditions, at least 80% of its assets in
                                   equity securities, including convertible securities, of mid-
                                   capitalization companies.

 Global                             Seeks long-term capital appreciation by investing, under
                                   normal market conditions, at least 80% of its net assets
                                   (plus any borrowings for investment purposes) in equity
                                   securities of companies located anywhere in the world,
                                   including emerging markets.

 Capital Appreciation              Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                   subadviser believes have above-average growth prospects.
                                   These companies are generally medium-to-large
                                   capitalization companies.
 American Growth                    Invests all of its assets in Class 2 shares of the Growth
                                   Fund, a series of American Fund Insurance Series. The
                                   Growth Fund invests primarily in common stocks of
                                   companies that appear to offer superior opportunities for
                                   growth of capital.

 U.S. Global Leaders Growth        Seeks long-term growth of capital by investing, under
                                   normal market conditions, primarily in common stocks of
                                   "U.S. Global Leaders."
 Quantitative All Cap               Seeks long-term growth of capital by investing, under
                                   normal circumstances, primarily in equity securities of U.S.
                                   companies. The portfolio will generally focus on equity
                                   securities of U.S. companies across the three market
                                   capitalization ranges of large, mid and small.

 All Cap Core                      Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within
                                   the Russell 3000 Index*.

 Total Stock Market Index           Seeks to approximate the aggregate total return of a broad
                                   U.S. domestic equity market index by attempting to track
                                   the performance of the Wilshire 5000 Equity Index*.

 Blue Chip Growth                  Seeks to achieve long-term growth of capital (current
                                   income is a secondary objective) by investing, under
                                   normal market conditions, at least 80% of the portfolio's
                                   total assets in the common stocks of large and medium-
                                   sized blue chip growth companies. Many of the stocks in
                                   the portfolio are expected to pay dividends.
 U.S. Large Cap                     Seeks long-term growth of capital and income by investing
                                   the portfolio's assets, under normal market conditions,
                                   primarily in equity and equity-related securities of
                                   companies with market capitalization greater than $500
                                   million.

 Core Equity                       Seeks long-term capital growth by investing, under normal
                                   market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                   The subadviser seeks to purchase securities at large
                                   discounts to the subadviser's assessment of their intrinsic value.


 Portfolio                             Portfolio Manager

================================      ===================================
 Strategic Value                      Massachusetts Financial Services
                                      Company

 Large Cap Value                       Mercury Advisors
 Classic Value                        Pzena Investment Management,
                                      LLC

 Utilities                             Massachusetts Financial Services
                                      Company

 Real Estate Securities               Deutsche Asset Management Inc.
 Small Cap Opportunities               Munder Capital Management
 Small Company Value                  T. Rowe Price Associates, Inc.
 Special Value (only Series II         Salomon Brothers Asset
 available)                           Management Inc.
 Mid Cap Value                        Lord, Abbett & Co
 Value                                 Van Kampen




 Portfolio                             Investment Description

================================      ===============================================================
 Strategic Value                      Seeks capital appreciation by investing, under normal
                                      market conditions, at least 65% of its net assets in common stocks and related securities of companies which the
                                      subadviser believes are undervalued in the market relative to their long term potential.

 Large Cap Value                       Seeks long-term growth of capital by investing, under
                                      normal market conditions, primarily in a diversified
                                      portfolio of equity securities of large cap companies located in the U.S.

 Classic Value                        Seeks long-term growth of capital by investing, under
                                      normal market conditions, at least 80% of its net assets in domestic equity securities.

 Utilities                             Seeks capital growth and current income (income above
                                      that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of
                                      domestic and foreign companies in the utilities industry.

 Real Estate Securities               Seeks to achieve a combination of long-term capital
                                      appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                      companies.
 Small Cap Opportunities               Seeks long-term capital appreciation by investing, under
                                      normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.

 Small Company Value                  Seeks long-term growth of capital by investing, under
                                      normal market conditions, primarily in small companies
                                      whose common stocks are believed to be undervalued.
                                      Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for
                                      investment purposes) in companies with a market
                                      capitalization that do not exceed the maximum market
                                      capitalization of any security in the Russell 2000 Index* at the time of purchase.
 Special Value (only Series II         Seeks long-term capital growth by investing, under normal
 available)                           circumstances, at least 80% of its net assets in common

                                      stocks and other equity securities of companies whose
                                      market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell
                                      2000 Value Index*.

 Mid Cap Value                        Seeks capital appreciation by investing, under normal
                                      market conditions, at least 80% of the portfolio's net assets
                                      (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500
                                      million to $10 billion.

 Value                                 Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies
                                      with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index*.



 Portfolio                         Portfolio Manager

============================      ================================
 All Cap Value                    Lord, Abbett & Co
 500 Index                         MFC Global Investment

                                  Management (U.S.A.) Limited

 500 Index B                      MFC Global Investment

                                  Management (U.S.A.) Limited

 Fundamental Value                 Davis Advisors
 U.S. Core                        Grantham, Mayo, Van Otterloo &
                                  Co. LLC
 Large Cap                         UBS Global Asset Management
 Quantitative Value               MFC Global Investment

                                  Management (U.S.A.) Limited

 American Growth-Income            Capital Research Management
                                  Company

 Equity-Income                    T. Rowe Price Associates, Inc.
 American Blue Chip Income         Capital Research Management
 and Growth                       Company
 Income & Value                   Capital Guardian Trust Company




 Portfolio                         Investment Description

============================      ==============================================================
 All Cap Value                    Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization
                                  ranges that the subadviser believes are undervalued.

 500 Index                         Seeks to approximate the aggregate total return of a broad
                                  U.S. domestic equity market index by attempting to track
                                  the performance of the S&P 500 Composite Stock Price
                                  Index*.
 500 Index B                      Seeks to approximate the aggregate total return of a broad
                                  U.S. domestic equity market index investing, under normal
                                  market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common
                                  stocks that are included in the S&P 500 Index* and (b)
                                  securities (which may or may not be included in the S&P
                                  500 Index) that MFC Global (U.S.A.) believes as a group
                                  will behave in a manner similar to the index.
 Fundamental Value                 Seeks growth of capital by investing, under normal market
                                  conditions, primarily in common stocks of U.S. companies
                                  with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

 U.S. Core                        Seeks long-term growth of capital and income, consistent
                                  with prudent investment risk, by investing primarily in a
                                  diversified portfolio of common stocks of U.S. issuers
                                  which the subadviser believes are of high quality.
 Large Cap                         Seeks to maximize total return, consisting of capital
                                  appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus
                                  borrowings for investment purposes, if any) in equity
                                  securities of U.S. large capitalization companies.

 Quantitative Value               Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.
 American Growth-Income            Invests all of its assets in Class 2 shares of the Growth-
                                  Income Fund, a series of American Fund Insurance Series.
                                  The Growth-Income Fund invests primarily in common
                                  stocks or other securities which demonstrate the potential for appreciation and/or dividends.

 Equity-Income                    Seeks to provide substantial dividend income and also long-
                                  term capital appreciation by investing primarily in
                                  dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                  dividends and capital appreciation.

 American Blue Chip Income         Invests all of its assets in Class 2 shares of the Blue Chip
 and Growth                       Income and Growth Fund, a series of American Fund

                                  Insurance Series. The Blue Chip Income and Growth Fund
                                  invests primarily in common stocks of larger, more
                                  established companies based in the U.S. with market
                                  capitalizations of $4 billion and above.
 Income & Value                   Seeks the balanced accomplishment of (a) conservation of
                                  principal and (b) long-term growth of capital and income
                                  by investing the portfolio's assets in both equity and fixed-
                                  income securities. The subadviser has full discretion to
                                  determine the allocation between equity and fixed income
                                  securities.


 Portfolio                               Portfolio Manager

==================================      ==================================
 PIMCO VIT All Asset Portfolio          Pacific Investment Management

 (a series of the PIMCO Variable        Company
 Insurance Trust) (only Class M
 is available for sale)
 Global Allocation                       UBS Global Asset Management
 High Yield                             Salomon Brothers Asset

                                        Management Inc.

 U.S. High Yield Bond                    Wells Fargo Fund Management,
                                        LLC

 Strategic Bond                         Salomon Brothers Asset

                                        Management Inc.

 Strategic Income                        Sovereign Asset Management, LLC
 Global Bond                            Pacific Investment Management

                                        Company

 Investment Quality Bond                 Wellington Management Company,
                                        LLP

 Total Return                           Pacific Investment Management

                                        Company

 American Bond                           Capital Research Management Co

                                        LLC


 Portfolio                               Investment Description

==================================      ===============================================================
 PIMCO VIT All Asset Portfolio          The portfolio invests primarily in a diversified mix of: (a)
 (a series of the PIMCO Variable        common stocks of large and mid sized U.S. companies, and
 Insurance Trust) (only Class M         (b) bonds with an overall intermediate term average
 is available for sale)                 maturity.
 Global Allocation                       Seeks total return, consisting of long-term capital
                                        appreciation and current income, by investing in equity and fixed income securities of issuers located within and
                                        outside the U.S.

 High Yield                             Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities,
                                        including corporate bonds and other fixed-income
                                        securities.

 U.S. High Yield Bond                    Seeks total return with a high level of current income by
                                        investing, under normal market conditions, primarily in
                                        below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                        preferred and other convertible securities and bank loans.
 Strategic Bond                         Seeks a high level of total return consistent with
                                        preservation of capital by giving its subadviser broad
                                        discretion to deploy the portfolio's assets among certain
                                        segments of the fixed income market as the subadviser
                                        believes will best contribute to achievement of the
                                        portfolio's investment objective.
 Strategic Income                        Seeks a high level of current income by investing, under
                                        normal market conditions, primarily in foreign government
                                        and corporate debt securities from developed and emerging
                                        markets; U.S. Government and agency securities; and U.S.
                                        high yield bonds.

 Global Bond                            Seeks to realize maximum total return, consistent with
                                        preservation of capital and prudent investment
                                        management, by investing the portfolio's assets primarily in fixed income securities denominated in major foreign
                                        currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
 Investment Quality Bond                 Seeks a high level of current income consistent with the
                                        maintenance of principal and liquidity, by investing in a
                                        diversified portfolio of investment grade bonds.
                                        Investments will tend to focus on corporate bonds and U.S.
                                        Government bonds with intermediate to longer term
                                        maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
 Total Return                           Seeks to realize maximum total return, consistent with
                                        preservation of capital and prudent investment
                                        management, by investing, under normal market
                                        conditions, at least 65% of the portfolio's assets in a
                                        diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                        vary within a three-to six-year time frame based on the
                                        subadviser's forecast for interest rates.
 American Bond                           Seeks to maximize current income and preserve capital.



 Portfolio                          Portfolio Manager

=============================      =================================
 Real Return Bond                  Pacific Investment Management
                                   Company

 Core Bond                          Wells Fargo Fund Management,
                                   LLC

 Active Bond                       Declaration Management &
                                   Research LLC
                                   Sovereign Asset Management, LLC
 U.S. Government Securities         Salomon Brothers Asset

                                   Management Inc.

 Money Market                      MFC Global Investment
                                   Management (U.S.A.) Limited

 Lifestyle Aggressive               MFC Global Investment
                                   Management (U.S.A.) Limited
                                   Deutsche Asset Management Inc.

 Lifestyle Growth                  MFC Global Investment
                                   Management (U.S.A.) Limited
                                   Deutsche Asset Management Inc.

 Lifestyle Balanced                 MFC Global Investment
                                   Management (U.S.A.) Limited
                                   Deutsche Asset Management Inc.


 Portfolio                          Investment Description

=============================      ==============================================================
 Real Return Bond                  Seeks maximum return, consistent with preservation of
                                   capital and prudent investment management, by investing,
                                   under normal market conditions, at least 80% of its net
                                   assets in inflation-indexed bonds of varying maturities
                                   issued by the U.S. and non-U.S. governments and by
                                   corporations.
 Core Bond                          Seeks total return consisting of income and capital
                                   appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                   subadviser invests in debt securities that the subadviser
                                   believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate
                                   sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are
                                   comparable to investment-grade debt securities. Under
                                   normal circumstances, the subadviser expects to maintain
                                   an overall effective duration range between 4 and 51/2 years.
 Active Bond                       Seeks income and capital appreciation by investing at least
                                   80% of its assets in a diversified mix of debt securities and instruments.

 U.S. Government Securities         Seeks a high level of current income consistent with
                                   preservation of capital and maintenance of liquidity, by
                                   investing in debt obligations and mortgage-backed
                                   securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such
                                   securities.

 Money Market                      Seeks maximum current income consistent with
                                   preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397
                                   days or less issued primarily by U.S. entities.

 Lifestyle Aggressive               Seeks to provide long-term growth of capital (current
                                   income is not a consideration) by investing 100% of the
                                   Lifestyle Trust's assets in other portfolios of the Trust
                                   which invest primarily in equity securities.

 Lifestyle Growth                  Seeks to provide long-term growth of capital with
                                   consideration also given to current income by investing
                                   approximately 20% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                                   income securities and approximately 80% of its assets in
                                   other portfolios of the Trust which invest primarily in
                                   equity securities.
 Lifestyle Balanced                 Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                                   Lifestyle Trust's assets in other portfolios of the Trust
                                   which invest primarily in fixed income securities and
                                   approximately 60% of its assets in other portfolios of the
                                   Trust which invest primarily in equity securities.


 Portfolio                      Portfolio Manager

=========================      ================================
 Lifestyle Moderate            MFC Global Investment

                               Management (U.S.A.) Limited

                               Deutsche Asset Management Inc.

 Lifestyle Conservative         MFC Global Investment

                               Management (U.S.A.) Limited

                               Deutsche Asset Management Inc.


 Portfolio                      Investment Description

=========================      ===========================================================
 Lifestyle Moderate            Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                               Lifestyle Trust's assets in other portfolios of the Trust
                               which invest primarily in fixed income securities and
                               approximately 40% of its assets in other portfolios of the
                               Trust which invest primarily in equity securities.
 Lifestyle Conservative         Seeks to provide a high level of current income with some
                               consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                               income securities and approximately 20% of its assets in
                               other portfolios of the Trust which invest primarily in
                               equity securities.


*"Standard & Poor's (Reg. TM)," "S&P 500 (Reg. TM)," "Standard and Poor's 500 (Reg. TM)" and "S&P Mid Cap 400 (Reg. TM)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000 (Reg. TM)," "Russell 2000 (Reg. TM) Growth" and "Russell 3000 (Reg. TM)" are trademarks of Frank Russell Company. "Wilshire 5000 (Reg. TM)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE (Reg. TM)" are trademarks of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

     The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

     Russell 2000 Growth Index - $26 million to $4.4 billion
     Russell 2000 Index - $105 million to $4.4 billion
     Russell 3000 Index - $26 million to $370 billion
     Russell 2000 Value Index - $41 million to $3.5 billion
     Russell Midcap Value Index - $582 million to $18.2 billion
     Wilshire 5000 Equity Index - $1 million to $370 billion
     MSCI All Country World ex US Index - $419 million to $219.5 billion MSCI EAFA Index - $419 million to $219.5 billion
     S&P Mid Cap 400 Index - $423 million to $14.6 billion
     S&P 500 Composite Stock Price Index - $768 million to $370 billion

PART C
OTHER INFORMATION


Item 27. Exhibits

The following exhibits are filed as part of this Registration Statement:

     (a) Resolutions of Board of Directors of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) establishing Separate Account N. Incorporated by reference to exhibit A (1) to the pre-effective amendment no. 1 file number 333-71312 filed with the Commission on January 2, 2002.

     (b) Not applicable.

     (c) (1) Form of Distribution Agreement. Incorporated by reference to file number 333-66303 filed with the Commission on October 29, 1998.

     (2) Form of General Agent and Broker Dealer Servicing Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to Pre-Effective number 1, Exhibit 27
(c)(3), file number 333-126668 filed with the Commission on October 12, 2005.

     (3) Form of General Agent and Broker Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to Pre-Effective number 1, Exhibit 27 (c)(4), file number 333-126668 filed with the Commission on October 12, 2005.

     (d) Form of Specimen Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(5)(a) to this registration statement on Form S-6 filed on August 20, 2002.

     (e)(1) Form of Specimen Application for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post-effective amendment number 7 file number 33-52310 filed with the Commission on April 26, 1996.
(2) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post-effective amendment number 9 file number 33-52310 filed with the Commission on April 26, 1996.

     (f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(6) to the registration statement file number 333-41814 filed with the Commission on July 20, 2000.

     (a) Amendment to the Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) dated July 16, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (a) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (b) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (g) Not Applicable.

     (h)(1) Form of Participation Agreement among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (i) (1) Form of Service Agreement between The Manufacturers Life Insurance Company and the John Hancock Life Insurance Company (U.S.A.) (formerly,The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(8)(a) (i), (ii), (iii), (iv), (v)and (vi) to pre-effective amendment No. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (2) Form of Amendment to Service Agreement between The Manufacturers Life Insurance Company and the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(8)(a)(vii) to post-effective amendment No. 11 file number 33-57018 filed with the Commission March 1, 1999.

     (3) Form of Service Agreement. Incorporated by reference to Exhibit A(8)(c)(i) to pre-effective amendment no. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (4) Form of Amendment to Service Agreement. Incorporated by reference to Exhibit A(8)(c)(ii) to pre-effective amendment no. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (j) Not applicable.

     (k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit 2 (a) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) Consent of Independent Registered Public Accounting Firm filed herewith.

     (n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), filed herewith

     (o) Not Applicable.

     (p) Not Applicable.

     (q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

Powers of Attorney

     (i) Powers of Attorney for Alison Alden, James R. Boyle, Robert A. Cook, John DesPrezIII, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, and Warren Thomson filed herewith.


Item 28. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) as of April 1, 2006


Name and Principal Business Address        Position with Depositor
-------------------------------------      --------------------------------------------------------
Directors
Alison Alden** ......................      Director
James R. Boyle* .....................      Director
Robert Cook** .......................      Director
John D. DesPrez III* ................      Director
John R. Ostler**** ..................      Director
Rex Schlaybaugh Jr.******* ..........      Director
Diana Scott* ........................      Director
Warren Thomson** ....................      Director
Officers
John D. DesPrez III* ................      Chairman and President
James Boyle* ........................      Executive Vice President, Annuities
Robert A Cook** .....................      Executive Vice President, Life Insurance
Steven Mannik**** ...................      Executive Vice President & General Manager, Reinsurance
Katherine MacMillan***** ............      Senior Vice President and General Manager, RPS
Marc Costantini* ....................      Senior Vice President & Chief Financial Officer
Alison Alden** ......................      Senior Vice President, Human Resources
Emanuel Alves* ......................      Vice President and Secretary
Jonathan Chiel* .....................      Executive Vice President & General Counsel
Joseph Scott* .......................      Vice President & Chief Administrative Officer
Mitchell A. Karman*** ...............      Vice President, Chief Compliance Officer & Counsel
                                           Senior Executive Vice President and Chief Investments
Donald A. Guloien**** ...............      Officer
Steven Finch**** ....................      Senior Vice President, Finance Protection
Warren Thomson** ....................      Executive Vice President, Investments
Patrick Gill* .......................      Senior Vice President and Controller
Peter Copestake***** ................      Senior Vice President and Treasurer

Name and Principal Business Address        Position with Depositor
-------------------------------------      -------------------------------------------
Peter Mitsopoulos****** .............      Vice President, Treasury
Ian Cook**** ........................      Senior Vice President and CFO, Investments
Philip Clarkson*** ..................      Vice President, Taxation
Brian Collins**** ...................      Vice President, Taxation
John H. Durfey**** ..................      Assistant Secretary
Kwong Yiu**** .......................      Assistant Secretary
Grace O'Connell* ....................      Assistant Secretary
Elizabeth Clark* ....................      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

******Principal Business Office is 380 Stuart Street, Boston, MA 02117

*******Principal Business Office is 400 Renaissance Center, Detroit, MI 48243


Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock (USA), operated as a unit investment trust. Registrant supports benefits payable under John Hancock USA's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.

A list of persons directly or indirectly controlled by or under common contract with John Hancock (USA) as of December 31, 2005 appears below:

     Manulife Reinsurance Limited (Bermuda)

     Cavalier Cable, Inc.

     John Hancock Investment Management Services, LLC

     Manulife Reinsurance (Bermuda) Limited

     Manulife Service Corporation

     John Hancock Life Insurance Company of New York

     Ennal, Inc.

     John Hancock Distributors, LLC

     Ironside Venture Partners I LLC

     Ironside Venture Partners II LLC

     Avon Long Term Care Leaders LLC

     Manulife Leasing Co., LLC


Item 30. Indemnification

     Article XII of the Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) provides as follows:

     No director of this Corporation shall be personally liable to the Corporation orits shareholders or policyholders for monetarydamages for breach of the director's fiduciary duty, provided,that the foregoingshall not eliminate or limit the liability of a director for any of the following:

(i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

(ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

(iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

(iv) a transaction from which the director derived an improper personal benefit; or

(v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability or any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriter

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.


Name of Investment Company                              Capacity in Which Acting
--------------------------------------------------      -------------------------
John Hancock Variable Life Separate Account S ....      Principal Underwriter
John Hancock Variable Life Separate Account U ....      Principal Underwriter
John Hancock Variable Life Separate Account V ....      Principal Underwriter
John Hancock Variable Life Separate Account UV ...      Principal Underwriter
John Hancock Variable Annuity Separate Account I .      Principal Underwriter
John Hancock Variable Annuity Separate Account JF       Principal Underwriter
John Hancock Variable Annuity Separate Account U .      Principal Underwriter
John Hancock Variable Annuity Separate Account V .      Principal Underwriter
John Hancock Variable Annuity Separate Account H .      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account A ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account N ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account H ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account I ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account J ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account K ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account M ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account B ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account A ...............................      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following comprise the Board of Managers and officers of JHD LLC.


Name                          Title
------------------------      ---------------------------------------
Marc Costantini* .......      Chairman
Steve Finch**** ........      President and Chief Executive Officer

Name                                   Title
---------------------------------      -----------------------------------------------------------
Kevin Hill * ....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher Walker**** ..........      Vice President and Chief Compliance Officer
Marc Costantini* ................      Chairman
Steve Finch**** .................      President and CEO
Peter Copestake***** ............      Vice President and Treasurer
James C. Hoodlet*** .............      Secretary and General Counsel
Kevin Hill* .....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher M. Walker**** .......      Vice President and Chief Compliance Officer
Brian Collins**** ...............      Vice President, U.S. Taxation
Philip Clarkson*** ..............      Vice President, U.S. Taxation
Jeffrey H. Long* ................      Chief Financial Officer and Financial Operations Principal
David Crawford**** ..............      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

     (c) John Hancock Distributors, LLC


     The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).


Item 32. Location of Accounts and Records

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant's depositor keeps all other records required by Section 31 (a) of the Act.


Item 33. Management Services

     None


Item 34. Fee Representation

     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     The John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 27th day of April, 2006.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT A
                                  (Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III
                                    Chairman

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                  (Depositor)

                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III

                                    Chairman

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration
Statement has been signed by the following persons in the capacities indicated as of the 27th day of April, 2006.


/s/ Patrick Gill
------------------------------
Patrick Gill                          Senior Vice President and Controller

/s/ Marc Costantini                   Senior Vice President and Chief Financial Officer
------------------------------
Marc Costantini
*                                     Director
------------------------------
Alison Alden
*                                     Director
------------------------------
James Boyle
*                                     Director
------------------------------
Robert Cook
*                                     Director
------------------------------
John D. DesPrez III
*                                     Director
------------------------------
John R. Ostler
*                                     Director
------------------------------
Rex Schlaybaugh Jr.
*                                     Director
------------------------------
Diana Scott
*                                     Director
------------------------------
Warren Thomson
/s/James C. Hoodlet
------------------------------
James C. Hoodlet

Pursuant to Power of Attorney